     As filed with the Securities and Exchange Commission on July 31, 2000


                                         Securities Act registration no. 2-34223
                                        Investment Company Act file no. 811-1829
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
                         ______________________________

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 66

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 41
                         ______________________________

                             ACORN INVESTMENT TRUST
                                  (Registrant)

                       227 West Monroe Street, Suite 3000
                            Chicago, Illinois 60606

                        Telephone number:  312/634-9200
                         ______________________________

       Ralph Wanger                          Janet D. Olsen
       Acorn Investment Trust                Bell, Boyd & Lloyd LLC
       227 West Monroe Street, Suite 3000    70 West Madison Street, Suite 3300
       Chicago, Illinois 60606               Chicago, Illinois 60602

                             (Agents for service)
                         _____________________________

                Amending Parts A, B, and C, and filing exhibits
                         ______________________________

            It is proposed that this filing will become effective:

                    [_]  immediately upon filing pursuant to rule 485(b)
                    [_]  on ___________ pursuant to rule 485(b)
                    [_]  60 days after filing pursuant to rule 485(a)(1)
                    [X]  on September 29, 2000 pursuant to rule 485(a)(1)
                    [_]  75 days after filing pursuant to rule 485(a)(2)
                    [_]  on ___________ pursuant to rule 485(a)(2).

     LIBERTY ACORN FUND                     Prospectus, September 29, 2000


Class A, B and C Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-----------------------------------------------------------------------------
T A B L E   O F   C O N T E N T S

THE FUND                                                                   XX
-----------------------------------------------------------------------------
Investment Goal..........................................................  xx
Principal Investment Strategies..........................................  xx
Principal Investment Risks...............................................  xx

Performance History......................................................  xx

Your Expenses............................................................  xx

YOUR ACCOUNT                                                               XX
-----------------------------------------------------------------------------
How to Buy Shares........................................................  xx
Sales Charges............................................................  xx
How to Exchange Shares...................................................  xx
How to Sell Shares.......................................................  xx
Fund Policy on Trading of Fund Shares....................................  xx
Distribution and Service Fees............................................  xx
Other Information About Your Account.....................................  xx

MANAGING THE FUND                                                          XX
-----------------------------------------------------------------------------
Investment Advisor.......................................................  xx
Portfolio Managers.......................................................  xx

OTHER INVESTMENT STRATEGIES AND RISKS                                      XX
-----------------------------------------------------------------------------
The Information Edge.....................................................  XX
Stock Strength Comes First...............................................  XX
Temporary Defensive Strategies...........................................  XX
Derivative Strategies....................................................  XX

FINANCIAL HIGHLIGHTS                                                       XX
-----------------------------------------------------------------------------

----------------------------
Not FDIC | May Lose Value
          ------------------
Insured  | No Bank Guarantee
----------------------------

                                                                             ___

                              Liberty Acorn Fund

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Fund seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies around the globe with capitalizations of less than $2 billion at the time of purchase with the intention of holding them as they grow and selling them when they become large.

The Fund believes that these smaller, less-profiled companies may offer higher return potential than the stocks of large companies.

Liberty Acorn Fund typically looks for companies with:

 .    A strong business franchise that offers growth potential.
 .    Products and services that give a company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Fund invests the majority of its assets in U.S. companies, but also invests a portion of its holdings in companies in developed and emerging markets outside the U.S. The Fund may invest up to 33% of its assets in non-U.S. companies.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to equity risk . This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result


                                                                           _____

Liberty Acorn Fund


from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

As a non-diversified mutual fund, the fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                           _____

Liberty Acorn Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. It includes the effects of Class Z expenses. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

AVERAGE ANNUAL TOTAL RETURNS are measures of the Fund's Class Z performance over the past one-year, five-year and ten-year periods, restated to reflect the effect of charges of the Fund's Class A, Class B and Class C shares, respectively.

The Fund's return is compared to the S&P 500 Index and the Russell 2000 Index. The S&P 500 Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell 2000 Index is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. Class Z shares are offered to certain investors through separate prospectuses. The performance table following the bar chart shows how the Fund's average annual returns for (1) the Class Z shares and
(2) the Class Z shares, restated to reflect the charges of the Class A, Class B and Class C shares, respectively, compared with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's Class Z performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns (Class Z)/(1)/

________________________________________________________________________________



                                  [BAR CHART]

                          Year                Return
                          ----                ------
                          1990               (17.52%)
                          1991                47.35%
                          1992                24.23%
                          1993                32.32%
                          1994                (7.45%)
                          1995                20.80%
                          1996                22.55%
                          1997                24.98%
                          1998                 6.02%
                          1999                33.38%


________________________________________________________________________________


                                       For period shown in bar chart:
                                       Best quarter:  4th quarter 1999, +21.94%
                                       Worst quarter:  3rd quarter 1990, -23.77%

Average Annual Total Returns-- for periods ended December 31, 1999

                             1 Year                 5 Years             10 Years

Class A
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Class Z                      33.38%                  21.21%               17.06%
--------------------------------------------------------------------------------
S&P 500                      21.04%                  28.56%               18.19%
--------------------------------------------------------------------------------
Russell 2000                 21.26%                  16.69%               13.39%
--------------------------------------------------------------------------------


(1) Class A, Class B and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and these returns differ only to the extent that the Classes do not have the same expenses.

                                                                            ____

Liberty Acorn Fund


UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

Redemption Fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions

 . assumes Class B shares convert to Class A shares after eight years


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual The fund. tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees /(2)/ (paid directly from your investment)

                                                     Class A        Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)               5.75           None        None
------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)        1.00/(3)/       5.00        1.00
------------------------------------------------------------------------------------------
Redemption fee/(4)(5)/ (%) (as a percentage of
amount redeemed)                                     2.00/(4)/       2.00/(4)    2.00/(4)


Annual Fund Operating Expenses (deducted directly from fund assets)

                                                   Class A        Class B     Class C
Management(6)(%)                                     .69            .69         .69
--------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)            .35           1.00        1.00
--------------------------------------------------------------------------------------
Other expenses (%)                                   .33            .33         .33
--------------------------------------------------------------------------------------
Total annual fund operating expenses (%)            1.37%          2.02%       2.02%

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.

(5) A 2.00% contingent redemption fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less.

(6) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

Liberty Acorn Fund


Example Expenses (your actual costs may be higher or lower)

Class                                           1 Year        3 Years    5 Years     10 Years
Class A:                                        $ 706         $ 984      $1,282      $2,127
-----------------------------------------------------------------------------------------------
Class B: did not sell your shares               $ 205         $ 634      $1,088      $2,181

         sold all your shares at
         the end of the period                  $ 705         $ 934      $1,288      $2,181
-----------------------------------------------------------------------------------------------
Class C: did not sell your shares               $ 205         $ 634      $1,088      $2,348

         sold all your shares at
         the end of the period                  $ 305         $ 634      $1,088      $2,348

                                                                            ____

                                 Your Account

INVESTMENT MINIMUMS

Initial Investment....................................................  $1,000
Subsequent Investments................................................     $50
Automatic Investment Plan.............................................     $50
Retirement Plans......................................................     $25


The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:

Method                  Instructions

Through your            Your financial advisor can help you establish your
financial advisor       account and buy Fund shares on your behalf. Your
                        financial advisor may charge you fees for executing the
                        purchase for you.
--------------------------------------------------------------------------------
By check                For new accounts, send a completed application and check
(new account)           made payable to the Fund to the transfer agent, Liberty
                        Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-
                        1722.
--------------------------------------------------------------------------------
By check                For existing accounts, fill out and return the
(existing account)      additional investment stub included in your quarterly
                        statement, or send a letter of instruction including the
                        Fund name and account number with a check made payable
                        to the Fund to Liberty Funds Services, Inc., P.O. Box
                        1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By exchange             You or your financial advisor may acquire shares by
                        exchanging shares you own of another Liberty fund for
                        shares of the same class of the Fund at no additional
                        cost. There may be an additional charge if exchanging
                        from a money market fund. To exchange by telephone, call
                        1-800-422-3737.
--------------------------------------------------------------------------------
By wire                 You may purchase shares by wiring money from your bank
                        account to your Fund account. To wire funds to your Fund
                        account, call 1-800-422-3737 to obtain a control number
                        and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds     You may purchase shares by electronically transferring
transfer                money from your bank account to your Fund account by
                        calling 1-800-422-3737. Electronic funds transfers may
                        take up to two business days to settle and be considered
                        in "good form." You must set up this feature prior to
                        your telephone request. Be sure to complete the
                        appropriate section of the application.
--------------------------------------------------------------------------------
Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your Fund
                        account. You can select a pre-authorized amount to be
                        sent via electronic funds transfer. Be sure to complete
                        the appropriate section of the application for this
                        feature.
--------------------------------------------------------------------------------
By dividend             You may automatically invest dividends distributed by
diversification         another Liberty fund into the same class of shares of
                        the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.


                                                                            ____

Your Account


CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A , B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases in excess of $250,000 must be for Class A or Class C shares only. Purchases of over $1 million can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, to certain institutional and other investors. Class Z shares are made available through separate prospectuses provided to eligible investors.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

Class A shares Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


Class A Sales Charges

                                                                             % of offering
                                                As a % of                        price
                                                the public     As a %         retained by
                                                 offering     of your          financial
Amount of purchase                                price      investment       advisor firm
Less than $50,000                                  5.75         6.10              5.00
----------------------------------------------------------------------------------------------
$50,000 to less than $100,000                      4.50         4.71              3.75
----------------------------------------------------------------------------------------------
$100,000 to less than $250,000                     3.50         3.63              2.75
----------------------------------------------------------------------------------------------
$250,000 to less than $500,000                     2.50         2.56              2.00
----------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                   2.00         2.04              1.75
----------------------------------------------------------------------------------------------
$1,000,000 or more/(7)/                            0.00         0.00              0.00
----------------------------------------------------------------------------------------------

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:


Purchases Over $1 Million

Amount purchased                                           Commission %

First $3 million                                              1.00
-----------------------------------------------------------------------
Next $2 million                                               0.50
-----------------------------------------------------------------------
Over $5 million                                               0.25/(8)/

(7) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1.00% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.

(8)  Paid over 12 months but only to the extent the shares remain outstanding.


                                                                            ____

Your Account


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at Class B shares' net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

Purchases of less than $250,000:

Class B Sales Charges

                                                       % deducted when
Holding period after purchase                          shares are sold

Through first year                                           5.00
-----------------------------------------------------------------------------
Through second year                                          4.00
-----------------------------------------------------------------------------
Through third year                                           3.00
-----------------------------------------------------------------------------
Through fourth year                                          3.00
-----------------------------------------------------------------------------
Through fifth year                                           2.00
-----------------------------------------------------------------------------
Through sixth year                                           1.00
-----------------------------------------------------------------------------
Longer than six years                                        None


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

                                                                            ____

Your Account


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

Purchases of $250,000 to less than $500,000:

Class B Sales Charges

                                                       % deducted when
Holding period after purchase                          shares are sold

Through first year                                          3.00
-----------------------------------------------------------------------------
Through second year                                         2.00
-----------------------------------------------------------------------------
Through third year                                          1.00
-----------------------------------------------------------------------------
Longer than three years                                     0.00


Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

Purchases of $500,000 to less than $1 million:


Class B Sales Charges

                                                       % deducted when
Holding period after purchase                          shares are sold
-----------------------------------------------------------------------------
Through first year                                          3.00
-----------------------------------------------------------------------------
Through second year                                         2.00
-----------------------------------------------------------------------------
Through third year                                          1.00


Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.


                                                                            ____

Your Account


If you exchange into a Fund participating in the Class B share discount program or transfer your Fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

Class C shares Similar to Class B shares, your purchases of Class C shares are at Class C share's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within three years after they are purchased. After holding shares for three years, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges

Years after purchase                     % deducted when shares are sold

Through three years                                    1.00
--------------------------------------------------------------------------
Longer than three years                                0.00

Contingent Redemption Fee The Fund can experience substantial price fluctuation and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. The Fund will assess a contingent redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts and wrap fee programs.

                                                                            ____

Your Account


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

                                                                            ____

Your Account

Outlined below are the various options for selling shares:

Method                 Instructions

Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor firm must receive your request prior to
                       the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by
                       exchanging from the Fund into the same share class of
                       another Liberty fund at no additional cost. To exchange
                       by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by
                       telephone and request that a check be sent to your
                       address of record by calling 1-800-422-3737, unless you
                       have notified the Fund of an address change within the
                       previous 30 days. The dollar limit for telephone sales is
                       $100,000 in a 30-day period. You do not need to set up
                       this feature in advance of your call. Certain
                       restrictions apply to retirement accounts. For details,
                       call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock
                       power form along with any certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.
                       Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Liberty Funds
                       Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
--------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage on a monthly, quarterly or semi-annually
                       basis if your account balance is at least $5,000 and have
                       the proceeds sent to you. This feature is not available
                       if you hold your shares in certificate form. Be sure to
                       complete the appropriate section of the account
                       application for this feature.
--------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may
                       take up to two business days to be received by your bank.
                       You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ____

Your Account


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating a portion of the distribution fee upon conversion.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If

                                                                            ____

Your Account

you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Redemption in Kind The Fund is obligated to pay for shares sold solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Sales in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If payment for a sale is made in kind, the selling shareholder would bear any transaction costs incurred in selling the securities received.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                                                                            ____

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend            Represents interest and dividends earned from securities
                    held by the Fund.
--------------------------------------------------------------------------------
Capital gains       Represents net long-term capital gains on sales of
                    securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


Distribution Options Normally, the Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another Liberty fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains/(9)/
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)/(9)/:

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer


(9) Distributions by the Fund of $10 or less will automatically be reinvested in additional shares of the Fund. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                             ___

Your Account

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income.

                                                                            ____

                               Managing the Fund


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM is part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Liberty WAM, including Stein Roe & Farnham, Inc. and Colonial Management Associates, Inc. Stein Roe, Colonial and other LFG entities share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.69% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Ralph Wanger
Lead portfolio manager

Ralph Wanger is chief strategist of the Liberty Acorn Funds and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM since September 29, 2000 and was a principal of WAM before that date. He is a Chartered Financial Analyst (CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.

Charles P. McQuaid
Co-portfolio manager

Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of Domestic Research at Liberty WAM and WAM, and was a principal of WAM until September 29, 2000. Mr. McQuaid has been a

                                                                            ----

Managing the Fund

member of Liberty Acorn Fund's management team since 1978. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

                                                                             ___

                     Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategy, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------
Liberty WAM invests in less-profiled, entrepreneurially managed smaller and mid-sized companies that it believes are benefiting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.

Growth Potential             Financial Strength         Fundamental Value
--------------------------------------------------------------------------------
|.| superior technology      |.| stability              |.|  lower stock price
|.| innovative marketing     |.| reduced risk                relative to growth
|.| solid management         |.| competitive                 potential and
                                 advantage                   capitalization
|.| dominant or niche
    position                 |.| low debt               |.|  growth at a
                                                             reasonable price
|.| superior earnings        |.| adequate working
    prospects                    capital
|.| fast growing             |.| conservative
    economy                      accounting practices

The realization of this       A strong balance sheet     Once Liberty WAM
growth potential would        gives management           uncovers a great
likely produce superior       greater flexibility to     company, it identifies
performance that is           pursue strategic           a price that believes
sustainable over time.        objectives and is          the stock would also
                              essential to maintaining   make a good value.
                              a competitive advantage
--------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                            ----

Other Investment Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defense position may prevent the Fund from achieving its investment goal.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money that the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

                                                                            ____

                             Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Because Class A, Class B and Class C shares are new classes of shares, information is shown for the Fund's Class Z shares for the last five fiscal years, which run from January 1 to December 31. Class Z shares are offered to certain investors through separate prospectuses. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn Fund


For a share outstanding throughout
each year - years ended 12/31                  1999              1998              1997             1996              1995
------------------------------------------------------------------------------------------------------------------------------------
                                               Class Z           Class Z           Class Z          Class Z           Class Z
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year             $16.85            $16.99            $15.04           $13.60            $12.24
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Net investment income                             .09               .04               .15              .09               .11
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
investments, foreign currency and
futures                                          5.22               .91              3.57             2.93              2.42
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                                       5.31               .95              3.72             3.02              2.53
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income             (.09)             (.03)             (.16)            (.11)             (.09)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                    (3.54)            (1.06)            (1.61)           (1.47)            (1.08)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (3.63)            (1.09)            (1.77)           (1.58)            (1.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                   $18.53            $16.85            $16.99           $15.04            $13.60
------------------------------------------------------------------------------------------------------------------------------------
Total return                                    33.4%              6.0%             25.0%            22.6%             20.8%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net
assets                                            .85%             .84%              .56%             .57%              .57%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                .49%             .30%              .75%             .53%              .89%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            34%              24%               32%              33%               29%
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(in millions)                                  $3,921           $3,549            $3,681           $2,842            $2,399




                                                                            ----

                                     Notes

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                                                                            ----

                                     Notes


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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc. One
Financial Center Boston, MA
02111-2621 1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust: 811-01829

(formerly Acorn Investment Trust)


                            [LOGO OF LIBERTY FUNDS]

--------------------------------------------------------------------------------
LIBERTY ACORN INTERNATIONAL        Prospectus, September 29, 2000
--------------------------------------------------------------------------------

Class A, B and C Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------
T A B L E  O F  C O N T E N T S

THE FUND                                                             XX
--------
Investment Goal..................................................... xx
Principal Investment Strategies..................................... xx
Principal Investment Risks.......................................... xx
Performance History................................................. xx
Your Expenses....................................................... xx



YOUR ACCOUNT                                                         XX
------------
How to Buy Shares................................................... xx
Sales Charges....................................................... xx
How to Exchange Shares.............................................. xx
How to Sell Shares.................................................. xx
Fund Policy on Trading of Fund Shares............................... xx
Distribution and Service Fees....................................... xx
Other Information About Your Account................................ xx


MANAGING THE FUND                                                    XX
-----------------
Investment Advisor.................................................. xx
Portfolio Managers.................................................. xx


OTHER INVESTMENT
STRATEGIES AND RISKS                                                 XX
--------------------
The Information Edge................................................ xx
Stock Strength Comes First.......................................... xx
Temporary Defensive Strategies...................................... xx
Derivative Strategies............................................... xx


FINANCIAL HIGHLIGHTS                                                 XX
--------------------

Not FDIC   May Lose Value
           -----------------
Insured    No Bank Guarantee

                          Liberty Acorn International

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn International seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn International invests primarily in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the U.S. (or whose primary business takes place outside the U.S.) with capitalizations of less than $5 billion with the intention of holding them as they grow and selling them when they become large.

The Fund believes that smaller, less-profiled companies - particularly outside the U.S. - may offer higher return potential than the stocks of large companies.

Liberty Acorn International typically looks for companies with:

 .    A strong business franchise that offers growth potential.
 .    Products and services that give the company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed and emerging markets outside the U.S.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by

                                                                          ______

Liberty Acorn International

such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                           _____

Liberty Acorn International

UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class Z share performance for each of the last ten complete calendar years. It includes the effects of Class Z expenses. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Average annual total returns are measures of the Fund's Class Z performance over the past one-year, five-year and ten-year periods, restated to reflect the effect of charges of the Fund's Class A, Class B and Class C shares, respectively.

The Fund's return is compared to Morgan Stanley's Europe, Australasia and Far East Index (EAFE), an index of companies throughout the world in proportion to stock market capitalizations, excluding the U.S. and Canada, and the EMI (world ex-U.S.), Salomon Smith Barney's index of the bottom 20% of institutionally investable capital of countries, selected by Salomon and excluding the U.S. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. Class Z shares are offered to certain investors through a separate prospectus. The performance table following the bar chart shows how the Fund's average annual returns for (1) the Class Z shares and
(2) the Class Z shares, restated to reflect the charges of the Class A, Class B and Class C shares, respectively, compared with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's Class Z performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns (Class Z)/(1)(2)/
--------------------------------------------------------------------------------
                [BAR CHART]

          Year           Return
          ----           ------
          1993            49.11%
          1994            (3.80%)
          1995             8.93%
          1996            20.65%
          1997              .19%
          1998            15.43%
          1999            79.19%

--------------------------------------------------------------------------------

                             For period shown in bar chart:
                             Best quarter: 4th quarter 1999, +41.63%
                             Worst quarter: 3rd quarter 1998,-16.05%




Average Annual Total Returns -- for periods ended December 31, 1999/(2)/

                                                               Life of the
                   Inception Date      1 Year     5 Years          Fund

Class A
-------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------
Class Z               9/23/92          79.19%      22.19%        21.73%
-------------------------------------------------------------------------------
EAFE                      N/A          26.96%      12.83%        13.51%
-------------------------------------------------------------------------------
EMI (world ex-U.S.)       N/A~         23.52%       7.21%         9.48%


(1) Class A, Class B and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and these returns differ only to the extent that the Classes do not have the same expenses.

(2) The Fund's performance in 1999 was achieved during a period of unusual market conditions that are unlikely to continue.

                                                                           _____

Liberty Acorn International

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

Redemption Fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 .    $10,000 initial investment

 .    5% total return for each year

 .    fund operating expenses remain the same

 .    assumes reinvestment of all dividends and distributions

 .    assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees/(3)/ (paid directly from your investment)

                                                                  Class A      Class B       Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                            5.75         None          None
------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                      1.00/(4)/    5.00          1.00
------------------------------------------------------------------------------------------------------
Redemption fee/(5)(6)/ (%) (as a percentage of
amount redeemed)                                                   2.00/(5)     2.00/(5)      2.00/(5)

Annual Fund Operating Expenses (deducted directly from fund assets)

                                                                  Class A      Class B       Class C
Management/(7)/(%)                                                  .81          .81           .81
------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                           .35         1.00          1.00
------------------------------------------------------------------------------------------------------
Other expenses (%)                                                  .43          .43           .43
------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                           1.59         2.24          2.24


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5)  There is a $7.50 charge for wiring sale proceeds to your bank.

(6) A 2.00% contingent redemption fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less.

(7) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."


                                                                          ______

Liberty Acorn International



Example Expenses (your actual costs may be higher or lower)

Class                                         1 Year      3 Years      5 Years     10 Years
Class A:                                      $  727      $1,048       $1,391      $2,356
-----------------------------------------------------------------------------------------------
Class B: did not sell your shares             $  227      $  700       $1,200      $2,411

         sold all your shares at
         the end of the period                $  727      $1,000       $1,400      $2,411
-----------------------------------------------------------------------------------------------
Class C: did not sell your shares             $  227      $  700       $1,200      $2,575

         sold all your shares at              $  327      $  700       $1,200      $2,575
         the end of the period

                                                                           _____

Your Account

INVESTMENT MINIMUMS

Initial Investment............................... $1,000
Subsequent Investments........................... $   50
Automatic Investment Plan........................ $   50
Retirement Plans................................. $   25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:

Method                       Instructions

Through your                 Your financial advisor can help you establish
financial advisor            your account and buy Fund shares on your behalf.
                             Your financial advisor may charge you fees for
                             executing the purchase for you.
--------------------------------------------------------------------------------
By check                     For new accounts, send a completed application
(new account)                and check made payable to the Fund to the transfer
                             agent, Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By check                     For existing accounts, fill out and return the
(existing account)           additional investment stub included in your
                             quarterly statement, or send a letter of
                             instruction including the Fund name and account
                             number with a check made payable to the Fund to
                             Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares
                             by exchanging shares you own of another Liberty
                             fund for shares of the same class of the Fund at no
                             additional cost. There may be an additional charge
                             if exchanging from a money market fund. To exchange
                             by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your
                             Fund account. To wire funds to your Fund account,
                             call 1-800-422-3737 to obtain a control number and
                             the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically trans-
transfer                     ferring money from your bank account to your Fund
                             account by calling 1-800-422-3737. Electronic funds
                             transfers may take up to two business days to
                             settle and be considered in "good form." You must
                             set up this feature prior to your telephone
                             request. Be sure to complete the appropriate
                             section of the application.
--------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments
investment plan              automatically from your bank account to your Fund
                             account. You can select a pre-authorized amount to
                             be sent via electronic funds transfer. Be sure to
                             complete the appropriate section of the application
                             for this feature.
--------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed
diversification              by another Liberty fund into the same class of
                             shares of the Fund at no additional sales charge.
                             To invest your dividends in the Fund, call 1-800-
                             345-6611.

                                                                           _____

Your Account

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases in excess of $250,000 must be for Class A or Class C shares only. Purchases of over $1 million can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, to certain institutional and other investors. Class Z shares are made available through separate prospectuses provided to eligible investors.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

Class A shares Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.



Class A Sales Charges


                                                                                          % of offering
                                                As a % of                                     price
                                                the public            As a %               retained by
                                                 offering            of your                financial
Amount of purchase                                price             investment            advisor firm
Less than $50,000                                 5.75                 6.10                  5.00
---------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                     4.50                 4.71                  3.75
---------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                    3.50                 3.63                  2.75
---------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                    2.50                 2.56                  2.00
---------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                  2.00                 2.04                  1.75
---------------------------------------------------------------------------------------------------------
$1,000,000 or more/(8)/                           0.00                 0.00                  0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:

Purchases Over $1 Million

Amount purchased                           Commission %

First $3 million                               1.00
-------------------------------------------------------------------------------
Next $2 million                                0.50
-------------------------------------------------------------------------------
Over $5 million                                0.25/(9)/

(8) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1.00% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.

(9)  Paid over 12 months but only to the extent the shares remain outstanding.

                                                                           _____

Your Account

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at Class B shares' net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

Purchases of less than $250,000:

Class B Sales Charges

                                               % deducted when
Holding period after purchase                  shares are sold

Through first year                                  5.00
--------------------------------------------------------------------------------
Through second year                                 4.00
--------------------------------------------------------------------------------
Through third year                                  3.00
--------------------------------------------------------------------------------
Through fourth year                                 3.00
--------------------------------------------------------------------------------
Through fifth year                                  2.00
--------------------------------------------------------------------------------
Through sixth year                                  1.00
--------------------------------------------------------------------------------
Longer than six years                               None


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.


                                                                           _____

Your Account

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

Purchases of $250,000 to less than $500,000:

Class B Sales Charges

                                                            % deducted when
Holding period after purchase                               shares are sold

Through first year                                            3.00
-------------------------------------------------------------------------------
Through second year                                           2.00
-------------------------------------------------------------------------------
Through third year                                            1.00
-------------------------------------------------------------------------------
Longer than three years                                       0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

Purchases of $500,000 to less than $1 million:


Class B Sales Charges

                                                            % deducted when
Holding period after purchase                               shares are sold

Through first year                                            3.00
-------------------------------------------------------------------------------
Through second year                                           2.00
-------------------------------------------------------------------------------
Through third year                                            1.00
-------------------------------------------------------------------------------


Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.


                                                                           _____

Your Account

If you exchange into a Fund participating in the Class B share discount program or transfer your Fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

Class C shares Similar to Class B shares, your purchases of Class C shares are at Class C share's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within three years after they are purchased. After holding shares for three years, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges

Years after purchase                             % deducted when shares are sold

Through three years                                          1.00
--------------------------------------------------------------------------------
Longer than three years                                      0.00


Contingent Redemption Fee The Fund can experience substantial price fluctuation and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. The Fund will assess a contingent redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts and wrap fee programs.


                                                                           _____

Your Account

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.


                                                                           _____

Your Account

Outlined below are the various options for selling shares:

Method                  Instructions

Through your            You may call your financial advisor to place your sell
financial advisor       order. To receive the current trading day's price, your
                        financial advisor firm must receive your request prior
                        to the close of the NYSE, usually 4:00 p.m. Eastern
                        time.
-------------------------------------------------------------------------------
By exchange             You or your financial advisor may sell shares by
                        exchanging from the Fund into the same share class of
                        another Liberty fund at no additional cost. To exchange
                        by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone            You or your financial advisor may sell shares by
                        telephone and request that a check be sent to your
                        address of record by calling 1-800-422-3737, unless you
                        have notified the Fund of an address change within the
                        previous 30 days. The dollar limit for telephone sales
                        is $100,000 in a 30-day period. You do not need to set
                        up this feature in advance of your call. Certain
                        restrictions apply to retirement accounts. For details,
                        call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                 You may send a signed letter of instruction or stock
                        power form along with any certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                        For details, call 1-800-345-6611.

                        Mail your letter of instruction to Liberty Funds
                        Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire                 You may sell shares and request that the proceeds be
                        wired to your bank. You must set up this feature prior
                        to your telephone request. Be sure to complete the
                        appropriate section of the account application for this
                        feature.
--------------------------------------------------------------------------------
By systematic           You may automatically sell a specified dollar amount
withdrawal plan         or percentage on a monthly, quarterly or semi-annually
                        basis if your account balance is at least $5,000 and
                        have the proceeds sent to you. This feature is not
                        available if you hold your shares in certificate form.
                        Be sure to complete the appropriate section of the
                        account application for this feature.
-------------------------------------------------------------------------------
By electronic           You may sell shares and request that the proceeds be
funds transfer          electronically transferred to your bank. Proceeds may
                        take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


                                                                            ____

Your Account

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating a portion of the distribution fee upon conversion.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If

                                                                           _____

Your Account

you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Redemption in Kind The Fund is obligated to pay for shares sold solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Sales in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If payment for a sale is made in kind, the selling shareholder would bear any transaction costs incurred in selling the securities received.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.


                                                                           _____

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

Types of Distributions

Dividend            Represents interest and dividends earned from securities
                    held by the Fund.
--------------------------------------------------------------------------------
Capital gains       Represents net long-term capital gains on sales of
                    securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS Normally, the Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another Liberty fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains/(10)/
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)/(10)/:

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

(10) Distributions by the Fund of $10 or less will automatically be reinvested in additional shares of the Fund. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in shares of the Fund.

                                                                           _____

Your Account

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

                                                                           _____

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM is part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Liberty WAM, including Stein Roe & Farnham, Inc. and Colonial Management Associates, Inc. Stein Roe, Colonial and other LFG entities share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.81% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Leah J. Zell
Lead portfolio manager

Leah Zell is a vice president of Liberty Acorn, and was a principal of WAM before its acquisition by Liberty. She has managed Liberty Acorn International since its inception in 1992, and was named lead portfolio manager in 1997. She has worked with Liberty Acorn Fund's international securities since 1984. Ms. Zell also manages the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors. She is a CFA and earned her BA and PhD from Harvard University.

Margaret M. Forster
Co-portfolio manager

Margaret Forster is a vice president of Liberty Acorn Trust and became co-portfolio manager of Liberty Acorn International in May 1999. She has been a member of the international analytical team at Liberty WAM and WAM since 1994, and was a principal

                                                                            ____

Managing the Fund

of WAM from January 1999 to September 29, 2000. Prior to that, Ms. Forster was a professor of finance at Northwestern and Ohio State Universities, and an economist with the International Monetary Fund. She is a CFA. Her degrees include a BS from Universidade de Sao Paulo, Escola Politecnica, Brazil, and an MBA, MS and PhD from Cornell University.


                                                                           _____

Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategy, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


THE INFORMATION EDGE
--------------------------------------------------------------------------------
The Fund invests in less-profiled, entrepreneurially managed smaller and mid-sized companies that it believes are benefiting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.


Growth Potential                Financial Strength           Fundamental Value
-------------------------------------------------------------------------------
 .  superior technology          .  stability               .  lower stock price
 .  innovative marketing         .  reduced risk               relative to growth
 .  solid management             .  competitive                potential and
 .  dominant or niche               advantage                  capitalization
   position                     .  low debt                .  growth at a
 .  superior earnings            .  adequate working           reasonable price
   prospects                       capital
 .  fast growing                 .  conservative
   economy                         accounting practices


The realization of this         A strong balance sheet     Once Liberty WAM
growth potential would          gives management greater   uncovers a great
likely produce superior         flexibility to pursue      company, it iden-
performance that is             strategic objectives and   tifies a price that
sustainable over time.          is essential to maintain-  it believes would
                                ing a competitive advant-  also make the stock
                                age                        a good value.
--------------------------------------------------------------------------------


STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                           _____

Other Investment Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defense position may prevent the Fund from achieving its investment goal.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


                                                                           _____

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Because Class A, Class B and Class C shares are new classes of shares, information is shown for the Fund's Class Z shares for the last five fiscal years, which run from January 1 to December 31. Class Z shares are offered to certain investors through separate prospectuses. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


Liberty Acorn International

For a share outstanding throughout
each year - years ended 12/31                             1999      1998      1997      1996      1995
---------------------------------------------------------------------------------------------------------
                                                        Class Z   Class Z   Class Z   Class Z   Class Z
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $ 20.82   $ 18.39   $ 19.61   $ 16.59   $ 15.24
---------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Net investment income                                       .83       .17       .40       .13       .16
---------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments, foreign currency and
futures                                                   15.45      2.68      (.34)     3.29      1.20
---------------------------------------------------------------------------------------------------------
Total from investment
operations                                                16.28      2.85       .06      3.42      1.36
---------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                       (.22)     (.15)     (.38)     (.12)       --
---------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                              (1.55)     (.27)     (.90)     (.28)     (.01)
---------------------------------------------------------------------------------------------------------
Total distributions                                       (1.77)     (.42)    (1.28)     (.40)     (.01)
---------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $ 35.33   $ 20.82   $ 18.39   $ 19.61   $ 16.59
---------------------------------------------------------------------------------------------------------
Total return                                               79.2%     15.4%      0.2%     20.7%      8.9%
---------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net
assets                                                     1.11%     1.12%     1.19%     1.17%     1.22%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                          .12%      .86%      .58%      .51%      .90%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      46%       37%       39%       34%       26%
---------------------------------------------------------------------------------------------------------
Net assets at end of year
(in millions)                                           $ 2,868   $ 1,725   $ 1,623   $ 1,773   $ 1,276

                                                                           _____

Notes

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                                                                            ____

Notes

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                                                                           _____

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust: 811-01829

(formerly Acorn Investment Trust)



[LOGO OF LIBERTY FUNDS]

----------------------------------------------------------------------------
LIBERTY ACORN USA                  Prospectus, September 29, 2000
----------------------------------------------------------------------------

Class A, B and C Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
T A B L E  O F  C O N T E N T S
THE FUND                                                                      XX
--------
Investment Goal.............................................................  xx
Principal Investment Strategies.............................................  xx
Principal Investment Risks..................................................  xx
Performance History.........................................................  xx
Your Expenses...............................................................  xx

YOUR ACCOUNT                                                                  XX
------------
How to Buy Shares...........................................................  xx
Sales Charges...............................................................  xx
How to Exchange Shares......................................................  xx
How to Sell Shares..........................................................  xx
Fund Policy on Trading of Fund Shares.......................................  xx
Distribution and Service Fees...............................................  xx
Other Information About Your Account........................................  xx

MANAGING THE FUND                                                             XX
-----------------
Investment Advisor..........................................................  xx
Portfolio Manager...........................................................  xx

OTHER INVESTMENT
STRATEGIES AND RISKS                                                          XX
--------------------
The Information Edge........................................................  xx
Stock Strength Comes First..................................................  xx
Temporary Defensive Strategies..............................................  xx
Derivative Strategies.......................................................  xx

FINANCIAL HIGHLIGHTS                                                          XX
--------------------

Not FDIC   May Lose Value
          ------------------
Insured    No Bank Guarantee

-----------------------------------------------------------------------------
                               Liberty Acorn USA
-----------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn USA seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn USA invests primarily in stocks of small-and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with capitalizations of less than $2 billion with the intention of holding them as they grow and selling them when they become large.

The Fund believes that these smaller, less-profiled companies may offer higher return potential than the stocks of large companies. Liberty Acorn USA typically looks for companies with:

 .    A strong business franchise that offers growth potential.
 .    Products and services that give the company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to equity risk . This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

                                                                           _____

Liberty Acorn USA

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                           _____

Liberty Acorn USA

UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class Z share performance for each of the last ten complete calendar years. It includes the effects of Class Z expenses. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Average annual total returns are measures of the Fund's Class Z performance over the past one-year, five-year and ten-year periods, restated to reflect the effect of charges of the Fund's Class A, Class B and Class C shares, respectively.

The Fund's return is compared to the Russell 2000 Index. The Russell 2000 Index is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. Class Z shares are offered to certain investors through a separate prospectus. The performance table following the bar chart shows how the Fund's average annual returns for (1) the Class Z shares and (2) the Class Z shares, restated to reflect the charges of the Class A, Class B and Class C shares, respectively, compared with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's Class Z performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns (Class Z)/(1)/

-------------------------------------------------------------------------------
             [BAR CHART]

          Year       Ended
          ----       -----
          1997       32.30%
          1998        5.79%
          1999       23.02%

-------------------------------------------------------------------------------
                                        For period shown in bar chart:
                                        Best quarter: 4th quarter 1999, +18.93%
                                        Worst quarter: 3rd quarter 1998, -19.25%


Average Annual Total Returns -- for periods ended December 31, 1999

                                                                         Life of
                                                                           the
                   Inception Date       1 Year       3 Years               Fund

Class A
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Class Z                9/4/96           23.02%       19.86%               23.33%
--------------------------------------------------------------------------------
Russell 2000            N/A             21.26%       13.08                14.68

(1) Class A, Class B and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and these returns differ only to the extent that the Classes do not have the same expenses.

                                                                           _____

Liberty Acorn USA

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

Redemption Fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributors

 . assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees/(2)/ (paid directly from your investment)

                                                            CLASS A        Class B        Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                        5.75          None          None
---------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                  1.00/(3)/     5.00          1.00
---------------------------------------------------------------------------------------------------------
Redemption fee/(4)//(5)/ (%) (as a percentage of
amount redeemed)                                               2.00/(4)      2.00/(4)      2.00/(4)

Annual Fund Operating Expenses (deducted directly from fund assets)

                                                            CLASS A        Class B        Class C
Management/(6)/(%)                                              .93            .93            .93
-------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       .35           1.00           1.00
-------------------------------------------------------------------------------------------------
Other expenses (%)                                              .37            .37            .37
-------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                       1.65           2.30           2.30


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(4)  There is a $7.50 charge for wiring sale proceeds to your bank.
(5) A 2.00% contingent redemption fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less.
(6) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

                                                                           _____

Liberty Acorn USA

Example Expenses (your actual costs may be higher or lower)

Class                                 1 Year     3 Years    5 Years    10 Years

Class A:                              $ 733      $1,065     $1,420      $2,417
--------------------------------------------------------------------------------
Class B: did not sell your shares     $ 233      $  718     $1,230      $2,473

         sold all your shares at
         the end of the period        $ 733      $1,018     $1,430      $2,473
--------------------------------------------------------------------------------
Class C: did not sell your shares     $ 233      $  718     $1,230      $2,636

         sold all your shares at
         the end of the period        $ 333      $  718     $1,230      $2,636


                                                                           _____

                                 Your Account


INVESTMENT MINIMUMS

Initial Investment............................    $1,000
Subsequent Investments........................    $   50
Automatic Investment Plan.....................    $   50
Retirement Plans..............................    $   25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

--------------------------------------------------------------------------------
Outlined below are the various options for buying shares:
--------------------------------------------------------------------------------

Method                   Instructions

Through your             Your financial advisor can help you establish your
financial advisor        account and buy Fund shares on your behalf. Your
                         financial advisor may charge you fees for executing the
                         purchase for you.
--------------------------------------------------------------------------------
By check                 For new accounts, send a completed application and
(new account)            check made payable to the Fund to the transfer agent,
                         Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                         02105-1722.
--------------------------------------------------------------------------------
By check                 For existing accounts, fill out and return the
(existing account)       additional investment stub included in your quarterly
                         statement, or send a letter of instruction including
                         the Fund name and account number with a check made
                         payable to the Fund to Liberty Funds Services, Inc.,
                         P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By exchange              You or your financial advisor may acquire shares by
                         exchanging shares you own of another Liberty fund for
                         shares of the same class of the Fund at no additional
                         cost. There may be an additional charge if exchanging
                         from a money market fund. To exchange by telephone,
                         call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire                  You may purchase shares by wiring money from your bank
                         account to your Fund account. To wire funds to your
                         Fund account, call 1-800-422-3737 to obtain a control
                         number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds      You may purchase shares by electronically transferring
transfer                 money from your bank account to your Fund account by
                         calling 1-800-422-3737. Electronic funds transfers may
                         take up to two business days to settle and be
                         considered in "good form." You must set up this feature
                         prior to your telephone request. Be sure to complete
                         the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic                You can make monthly or quarterly investments
investment plan          automatically from your bank account to your Fund
                         account. You can select a pre-authorized amount to be
                         sent via electronic funds transfer. Be sure to complete
                         the appropriate section of the application for this
                         feature.
--------------------------------------------------------------------------------
By dividend              You may automatically invest dividends distributed by
diversification          another Liberty fund into the same class of shares of
                         the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

                                                                           _____

Your Account

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases in excess of $250,000 must be for Class A or Class C shares only. Purchases of over $1 million can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, to certain institutional and other investors. Class Z shares are made available through separate prospectuses provided to eligible investors.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

Class A Shares Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investment s is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


Class A Sales Charges

                                                                 % of offering
                                      As a % of                       price
                                      the public     As a %        retained by
                                       offering     of your         financial
Amount of purchase                      price      investment     advisor firm

Less than $50,000                       5.75           6.10           5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000           4.50           4.71           3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000          3.50           3.63           2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000          2.50           2.56           2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000        2.00           2.04           1.75
--------------------------------------------------------------------------------
$1,000,000 or more/(7)/                 0.00           0.00           0.00
--------------------------------------------------------------------------------

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:

Purchases Over $1 Million


Amount Purchased                                                 Commission %

First $3 million                                                      1.00
--------------------------------------------------------------------------------
Next $2 million                                                       0.50
--------------------------------------------------------------------------------
Over $5 million                                                       0.25/(8)/

(7) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1.00% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.

(8) Paid over 12 months but only to the extent the shares remain outstanding.

                                                                           _____

Your Account

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

Class B Shares Your purchases of Class B shares are at Class B shares' net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

Purchases of less than $250,000:

Class B Sales Charges

                                                     % deducted when
Holding period after purchase                        shares are sold

Through first year                                         5.00
--------------------------------------------------------------------------------
Through second year                                        4.00
--------------------------------------------------------------------------------
Through third year                                         3.00
--------------------------------------------------------------------------------
Through fourth year                                        3.00
--------------------------------------------------------------------------------
Through fifth year                                         2.00
--------------------------------------------------------------------------------
Through sixth year                                         1.00
--------------------------------------------------------------------------------
Longer than six years                                      None


Commission to financial advisors is 5.00%.
Automatic conversion to Class A shares is eight years after purchase.

                                                                           _____

Your Account

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

Purchases of $250,000 to less than $500,000:

Class B Sales Charges


                                                  % deducted when
Holding period after purchase                     shares are sold


Through first year                                     3.00
--------------------------------------------------------------------------------
Through second year                                    2.00
--------------------------------------------------------------------------------
Through third year                                     1.00
--------------------------------------------------------------------------------
Longer than three years                                0.00


Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares is four years after purchase.

Purchases of $500,000 to less than $1 million:

Class B Sales Charges


                                                  % deducted when
Holding period after purchase                     shares are sold

Through first year                                     3.00
--------------------------------------------------------------------------------
Through second year                                    2.00
--------------------------------------------------------------------------------
Through third year                                     1.00


Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares is three years after purchase.

                                                                          ______

Your Account

If you exchange into a Fund participating in the Class B share discount program or transfer your Fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

Class C Shares Similar to Class B shares, your purchases of Class C shares are at Class C share's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within three years after they are purchased. After holding shares for three years, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges


Years After Purchase                    % deducted when shares are sold

Through three years                              1.00
--------------------------------------------------------------------------------
Longer than three years                          0.00


Contingent Redemption Fee The Fund can experience substantial price fluctuation and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. The Fund will assess a contingent redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts and wrap fee programs.

                                                                            ____

Your Account

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

                                                                           _____

Outlined below are the various options for selling shares:

Method                   Instructions

Through your             You may call your financial advisor to place your sell
financial advisor        order. To receive the current trading day's price, your
                         financial advisor firm must receive your request prior
                         to the close of the NYSE, usually 4:00 p.m. Eastern
                         time.
--------------------------------------------------------------------------------
By exchange              You or your financial advisor may sell shares by
                         exchanging from the Fund into the same share class of
                         another Liberty fund at no additional cost. To exchange
                         by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone             You or your financial advisor may sell shares by
                         telephone and request that a check be sent to your
                         address of record by calling 1-800-422-3737, unless you
                         have notified the Fund of an address change within the
                         previous 30 days. The dollar limit for telephone sales
                         is $100,000 in a 30-day period. You do not need to set
                         up this feature in advance of your call. Certain
                         restrictions apply to retirement accounts. For details,
                         call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                  You may send a signed letter of instruction or stock
                         power form along with any certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                         For details, call 1-800-345-6611.

                         Mail your letter of instruction to Liberty Funds
                         Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire                  You may sell shares and request that the proceeds be
                         wired to your bank. You must set up this feature prior
                         to your telephone request. Be sure to complete the
                         appropriate section of the account application for this
                         feature.
--------------------------------------------------------------------------------
By systematic            You may automatically sell a specified dollar amount
withdrawal plan          or percentage on a monthly, quarterly or semi-annually
                         basis if your account balance is at least $5,000 and
                         have the proceeds sent to you. This feature is not
                         available if you hold your shares in certificate form.
                         Be sure to complete the appropriate section of the
                         account application for this feature.
--------------------------------------------------------------------------------
By electronic            You may sell shares and request that the proceeds be
funds transfer           electronically transferred to your bank. Proceeds may
                         take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                             ___

Your Account


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating a portion of the distribution fee upon conversion.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

REDEMPTION IN KIND The Fund is obligated to pay for shares sold solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for

                                                                             ___

Your Account

any one shareholder. Sales in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If payment for a sale is made in kind, the selling shareholder would bear any transaction costs incurred in selling the securities received.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                                                                            ____

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend                    Represents interest and dividends earned from
                            securities held by the Fund.
--------------------------------------------------------------------------------
Capital gains               Represents net long-term capital gains on sales of
                            securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options Normally, the Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another Liberty fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains/(9)/
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)/(9)/:

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

(9) Distributions by the Fund of $10 or less will automatically be reinvested in additional shares of the Fund. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ____

Your Account

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

                                                                            ____

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM is part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Liberty WAM, including Stein Roe & Farnham, Inc. and Colonial Management Associates, Inc. Stein Roe, Colonial and other LFG entities share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.93% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Robert A. Mohn
Lead portfolio manager

Robert Mohn is a vice president of Liberty Acorn Trust. He has been a member of the domestic analytical team at Liberty WAM and WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Liberty Acorn USA since its inception in 1996, and also manages a mutual fund underlying variable insurance products and the U.S. portfolio of an investment company whose shares are offered only to non-U.S. investors. He is a CFA and holds a BS from Stanford University and an MBA from the University of Chicago.

                                                                            ____

Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategy, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in less-profiled, entrepreneurially managed smaller and mid-sized companies that it believes are benefiting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.

Growth Potential            Financial Strength         Fundamental Value
--------------------------------------------------------------------------------
 .   superior technology     .  stability               .  lower stock price
 .   innovative marketing    .  reduced risk               relative to growth
 .   solid management        .  competitive                potential and
 .   dominant or niche          advantage                  capitalization
    position                .  low debt                .  growth at a
 .   superior earnings       .  adequate working           reasonable price
    prospects                  capital
 .   fast growing            .  conservative
    economy                    accounting practices


The realization of this     A strong balance sheet     Once Liberty WAM
growth potential would      gives management           uncovers a great
likely produce superior     greater flexibility to     company, it identifies a
performance that is         pursue strategic           price that it believes
sustainable over time.      objectives and is          would also make the stock
                            essential to maintaining   a good value.
                            a competitive advantage
--------------------------------------------------------------------------------


STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                            ____

Other Investment Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defense position may prevent the Fund from achieving its investment goal.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

                                                                            ____

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Because Class A, Class B and Class C shares are new classes of shares, information is shown for the Fund's Class Z shares since inception. The Fund's fiscal year runs from January 1 to December 31. Class Z shares are offered to certain investors through separate prospectuses. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn USA

For a share outstanding throughout                               Year Ended      Year Ended     Year Ended     Inception 9/4/96
each period                                                       12/31/99        12/31/98       12/31/97      Through 12/31/96
---------------------------------------------------------------------------------------------------------------------------------
                                                                   Class Z         Class Z        Class Z           Class Z
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  14.80        $  15.12       $  11.65          $  10.00
---------------------------------------------------------------------------------------------------------------------------------

Income from Investment
Operations:

Net investment loss (a)                                                 --            (.07)          (.07)             (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
investments                                                           3.32             .87           3.83              1.67
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                                                            3.32             .80           3.76              1.65
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                                    --              --             --                --
---------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                                         (1.37)          (1.12)          (.29)               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.37)          (1.12)          (.29)               --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  16.75        $  14.80       $  15.12          $  11.65
---------------------------------------------------------------------------------------------------------------------------------
Total return (c)                                                      23.0%            5.8%          32.3%             16.5%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net
assets (b)                                                            1.15%           1.20%          1.35%             1.85%*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average
net assets                                                            0.00%           (.42%)         (.49%)            (.99%)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 49%             42%            33%               20%*
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                                     $    371        $    281       $    185          $     53


(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the ratio of expenses to average net assets for Liberty Acorn USA reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 1.79% for a the period ended December 31, 1996.

(c)  Total return is not annualized for periods less than one year.

*Annualized

                                                                            ____

Notes

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

                                                                            ____

Notes

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

                                                                            ____

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:
Liberty Acorn Trust: 811-01829
(formerly Acorn Investment Trust)

--------------------------------------------------------------------------------

                            [LOGO OF LIBERTY FUNDS]

     LIBERTY ACORN TWENTY                     Prospectus, September 29, 2000


Class A, B and C Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

THE FUND..................................................................  XX
--------
Investment Goal...........................................................  xx
Principal Investment Strategies...........................................  xx
Principal Investment Risks................................................  xx

Performance History.......................................................  xx
Your Expenses.............................................................  xx

YOUR ACCOUNT..............................................................  XX
------------
How to Buy Shares.........................................................  xx
Sales Charges.............................................................  xx
How to Exchange Shares....................................................  xx
How to Sell Shares........................................................  xx
Fund Policy on Trading of Fund Shares.....................................  xx
Distribution and Service Fees.............................................  xx
Other Information About Your Account......................................  xx

MANAGING THE FUND.........................................................  XX
-----------------
Investment Advisor........................................................  xx
Portfolio Manager.........................................................  xx

OTHER INVESTMENT STRATEGIES AND RISKS.....................................  XX
-------------------------------------
The Information Edge......................................................  xx
Stock Strength Comes First................................................  xx
Temporary Defensive Strategies............................................  xx
Derivative Strategies.....................................................  xx

FINANCIAL HIGHLIGHTS......................................................  XX
--------------------

------------------
Not FDIC Insured
May Lose Value
No Bank Guarantee
------------------

Liberty Acorn Twenty

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Twenty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations of $2 billion to $12 billion, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range are less profiled, and may offer higher return potential than the stocks of companies with capitalizations above $12 billion.

Liberty Acorn Twenty typically looks for companies with:

 .    A strong business franchise that offers growth potential.
 .    Products and services that give the company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

                                                                            ____

Liberty Acorn Twenty

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ____

Liberty Acorn Twenty

UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class Z share performance for each of the last ten complete calendar years. It includes the effects of Class Z expenses. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Average annual total returns are measures of the Fund's Class Z performance over the past one-year, five-year and ten-year periods, restated to reflect the effect of charges of the Fund's Class A, Class B and Class C shares, respectively.

The Fund's return is compared to the S&P Mid Cap 400 Index. The S&P Mid Cap 400 is an unmanaged, market value-weighted index of 400 midcap U.S. companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. Class Z shares are offered to certain investors through a separate prospectus. The performance table following the bar chart shows how the Fund's average annual returns for (1) the Class Z shares and
(2) the Class Z shares, restated to reflect the charges of the Class A, Class B and Class C shares, respectively, compared with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's Class Z performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns (Class Z)/(1)/

--------------------------------------------------------------------------------

              [Bar Chart]

          Year        Return
          ----        ------
          1999         29.30%

--------------------------------------------------------------------------------
               For period shown in bar chart:
               Best quarter: 4th quarter 1999, +14.35%
               Worst quarter: 3rd quarter 1999, -7.13%

Average Annual Total Returns -- for periods ended December 31, 1999

                                                        Life of the
                       Inception Date      1 Year          Fund

Class A
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
Class Z                    11/23/98         29.30%          34.44%
--------------------------------------------------------------------------------
S&P Mid Cap 400              N/A            14.72%          24.66%

(1) Class A, Class B and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and these returns differ only to the extent that the Classes do not have the same expenses.

                                                                            ____

Liberty Acorn Twenty

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

Redemption Fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the
  same

 . assumes reinvestment of all dividends
  and distributions

 . assumes Class B shares convert to
  Class A shares after eight years

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees/(2)/ (paid directly from your investment)

                                                            Class A         Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                       5.75            None        None
-------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                 1.00/(3)/       5.00        1.00
-------------------------------------------------------------------------------------------------
Redemption fee/(4)(5)/ (%) (as a percentage of
amount redeemed)                                              2.00/(4)        2.00/(4)    2.00/(4)

Annual Fund Operating Expenses (deducted directly from fund assets)

                                                            Class A         Class B     Class C
Management/(6)/(%)                                            .90             .90         .90
-------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                     .35            1.00        1.00
-------------------------------------------------------------------------------------------------
Other expenses (%)                                            .57             .57         .57
-------------------------------------------------------------------------------------------------
Total annual fund operating expenses/(7)/ (%)                1.82            2.47        2.47

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5) A 2.00% contingent redemption fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less.

(6) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

(7) The Fund's Advisor has undertaken to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.70%, 2.35% and 2.35% of the average annual net assets for Class A, Class B and Class C shares, respectively. This expense limitation is voluntary and is terminable by either the Fund or its advisor on 30 days' notice. As a result, the actual total annual fund operating expenses would be: 1.70%, 2.35%, and 2.35% of the average annual net assets for Class A, Class B and Class C shares, respectively.
                                                                            ____

Liberty Acorn Twenty

Example Expenses (your actual costs may be higher or lower)

Class                                                  1 Year       3 Years       5 Years   10 Years
Class A:                                               $  749       $1,115        $1,504    $2,589
-----------------------------------------------------------------------------------------------------
Class B: did not sell your shares                      $  250       $  770        $1,316    $2,646

         sold all your shares at
         the end of the period                         $  750       $1,070        $1,516    $2,646
-----------------------------------------------------------------------------------------------------
Class C: did not sell your shares                      $  250       $  770        $1,316    $2,806

         sold all your shares at
         the end of the period                         $  350       $  770        $1,316    $2,806

                                                                            ____

                                 Your Account

INVESTMENT MINIMUMS

Initial Investment........................................  $1,000
Subsequent Investments....................................  $   50
Automatic Investment Plan.................................  $   50
Retirement Plans..........................................  $   25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:

Method                   Instructions

Through your             Your financial advisor can help you establish your
financial advisor        account and buy Fund shares on your behalf. Your
                         financial advisor may charge you fees for executing the
                         purchase for you.
--------------------------------------------------------------------------------
By check                 For new accounts, send a completed application and
(new account)            check made payable to the Fund to the transfer agent,
                         Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                         02105-1722.
--------------------------------------------------------------------------------
By check                 For existing accounts, fill out and return the
(existing account)       additional investment stub included in your quarterly
                         statement, or send a letter of instruction including
                         the Fund name and account number with a check made
                         payable to the Fund to Liberty Funds Services, Inc.,
                         P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By exchange              You or your financial advisor may acquire shares by
                         exchanging shares you own of another Liberty fund for
                         shares of the same class of the Fund at no additional
                         cost. There may be an additional charge if exchanging
                         from a money market fund. To exchange by telephone,
                         call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire                  You may purchase shares by wiring money from your bank
                         account to your Fund account. To wire funds to your
                         Fund account, call 1-800-422-3737 to obtain a control
                         number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds      You may purchase shares by electronically transferring
transfer                 money from your bank account to your Fund account by
                         calling 1-800-422-3737. Electronic funds transfers may
                         take up to two business days to settle and be
                         considered in "good form." You must set up this feature
                         prior to your telephone request. Be sure to complete
                         the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic                You can make monthly or quarterly investments
investment plan          automatically from your bank account to your Fund
                         account. You can select a pre-authorized amount to be
                         sent via electronic funds transfer. Be sure to complete
                         the appropriate section of the application for this
                         feature.
--------------------------------------------------------------------------------
By dividend              You may automatically invest dividends distributed by
diversification          another Liberty fund into the same class of shares of
                         the Fund at no additional sales charge. To invest your
                         dividends in the Fund, call 1-800-345-6611.
                                                                            ____

Your Account

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure.
Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases in excess of $250,000 must be for Class A or Class C shares only. Purchases of over $1 million can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, to certain institutional and other investors. Class Z shares are made available through separate prospectuses provided to eligible investors.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

Class A shares Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class A Sales Charges

                                                                              % of offering
                                                  As a % of                        price
                                                  the public     As a %         retained by
                                                   offering      of your         financial
Amount of purchase                                  price       investment      advisor firm
Less than $50,000                                    5.75          6.10            5.00
-------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                        4.50          4.71            3.75
-------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                       3.50          3.63            2.75
-------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                       2.50          2.56            2.00
-------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                     2.00          2.04            1.75
-------------------------------------------------------------------------------------------------
$1,000,000 or more/(8)/                              0.00          0.00            0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:

Purchases Over $1 Million

Amount purchased                             Commission %

First $3 million                                 1.00
-----------------------------------------------------------
Next $2 million                                  0.50
-----------------------------------------------------------
Over $5 million                                  0.25/(9)/

(8) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1.00% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.

(9)  Paid over 12 months but only to the extent the shares remain outstanding.

                                                                            ____

Your Account

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at Class B shares' net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

Purchases of less than $250,000:

Class B Sales Charges

                                                       % deducted when
Holding period after purchase                          shares are sold

Through first year                                           5.00
-------------------------------------------------------------------------
Through second year                                          4.00
-------------------------------------------------------------------------
Through third year                                           3.00
-------------------------------------------------------------------------
Through fourth year                                          3.00
-------------------------------------------------------------------------
Through fifth year                                           2.00
-------------------------------------------------------------------------
Through sixth year                                           1.00
-------------------------------------------------------------------------
Longer than six years                                        None

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

                                                                            ____

Your Account

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

Purchases of $250,000 to less than $500,000:

Class B Sales Charges

                                                        % deducted when
Holding period after purchase                           shares are sold

Through first year                                           3.00
-------------------------------------------------------------------------
Through second year                                          2.00
-------------------------------------------------------------------------
Through third year                                           1.00
-------------------------------------------------------------------------
Longer than three years                                      0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

Purchases of $500,000 to less than $1 million:

Class B Sales Charges

                                                        % deducted when
Holding period after purchase                           shares are sold

Through first year                                          3.00
-------------------------------------------------------------------------
Through second year                                         2.00
-------------------------------------------------------------------------
Through third year                                          1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

                                                                            ____

Your Account

If you exchange into a Fund participating in the Class B share discount program or transfer your Fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

Class C shares Similar to Class B shares, your purchases of Class C shares are at Class C share's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within three years after they are purchased. After holding shares for three years, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges

Years after purchase                     % deducted when shares are sold

Through three years                                  1.00
--------------------------------------------------------------------------
Longer than three years                              0.00

Contingent Redemption Fee The Fund can experience substantial price fluctuation and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. The Fund will assess a contingent redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts and wrap fee programs.

                                                                            ____

Your Account

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

                                                                            ____

Your Account

Outlined below are the various options for selling shares:

Method                 Instructions

Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor firm must receive your request prior to
                       the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by
                       exchanging from the Fund into the same share class of
                       another Liberty fund at no additional cost. To exchange
                       by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by
                       telephone and request that a check be sent to your
                       address of record by calling 1-800-422-3737, unless you
                       have notified the Fund of an address change within the
                       previous 30 days. The dollar limit for telephone sales is
                       $100,000 in a 30-day period. You do not need to set up
                       this feature in advance of your call. Certain
                       restrictions apply to retirement accounts. For details,
                       call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock
                       power form along with any certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.
                       Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Liberty Funds
                       Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
--------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage on a monthly, quarterly or semi-annually
                       basis if your account balance is at least $5,000 and have
                       the proceeds sent to you. This feature is not available
                       if you hold your shares in certificate form. Be sure to
                       complete the appropriate section of the account
                       application for this feature.
--------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may
                       take up to two business days to be received by your bank.
                       You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ____

Your Account

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating a portion of the distribution fee upon conversion.



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Redemption in Kind The Fund is obligated to pay for shares sold solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for

                                                                            ____

Your Account

any one shareholder. Sales in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If payment for a sale is made in kind, the selling shareholder would bear any transaction costs incurred in selling the securities received.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                                                                            ____

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend             Represents interest and dividends earned from securities
                     held by the Fund.
--------------------------------------------------------------------------------
Capital gains        Represents net long-term capital gains on sales of
                     securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options Normally, the Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another Liberty fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains/(10)/
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)/(10)/:

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

(10) Distributions by the Fund of $10 or less will automatically be reinvested in additional shares of the Fund. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ____

Your Account

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

                                                                            ____

                               Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset
Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM is part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Liberty WAM, including Stein Roe & Farnham, Inc. and Colonial Management Associates, Inc. Stein Roe, Colonial and other LFG entities share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.90% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio manager is responsible for making daily investment decisions, and utilizes the management team's input and advice when making buy and sell determinations.

John H. Park
Lead portfolio manager

John Park is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Twenty since its inception in 1998. He has been a member of the domestic investment team at Liberty WAM and WAM since 1993, and was a principal of WAM from 1998 to September 29, 2000. Mr. Park is also manager of a mutual fund underlying variable insurance products. He is a CFA and earned both his BA and MBA degrees from the University of Chicago.

                                                                            ____

                     Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategy, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------
The Fund invests in less-profiled, entrepreneurially managed smaller, mid-sized and larger companies that it believes are benefiting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.

    Growth Potential              Financial Strength         Fundamental Value
--------------------------------------------------------------------------------
[_]  superior technology      [_]  stability             [_]  lower stock price
[_]  innovative marketing     [_]  reduced risk               relative to growth
[_]  solid management         [_]  competitive                potential and
                                   advantage                  capitalization
[_]  dominant or niche
     position                 [_]  low debt              [_]  growth at a
                                                              reasonable price
[_]  superior earnings        [_]  adequate working
     prospects                     capital
[_]  fast growing             [_]  conservative
     economy                       accounting practices

The realization of this       A strong balance sheet     Once Liberty WAM
growth potential would        gives management           uncovers a great
likely produce superior       greater flexibility to     company, it identifies
performance that is           pursue strategic           a price that it
sustainable over time.        objectives and is          believes would also
                              essential to maintaining   make the stock a good
                              a competitive advantage    value.
--------------------------------------------------------------------------------
STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                            ____

Other Investments Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defense position may prevent the Fund from achieving its investment goal.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

                                                                            ____

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Because Class A, Class B and Class C shares are new classes of shares, information is shown for the Fund's Class Z shares since inception. The Fund's fiscal year runs from January 1 to December 31. Class Z shares are offered to certain investors through separate prospectuses. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn Twenty

                                                                                            Inception 11/23/98
For a share outstanding throughout each period            Year Ended 12/31/99               Through 12/31/98
------------------------------------------------------------------------------------------------------------------
                                                               Class Z                           Class Z
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.71                            $10.00
------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                  (.08)                               --
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                   3.21                               .71
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  3.13                               .71
------------------------------------------------------------------------------------------------------------------
Less Distributions:

Distributions from net realized and unrealized gains
reportable for federal income taxes                               (.14)                               --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $13.70                            $10.71
------------------------------------------------------------------------------------------------------------------
Total return                                                      29.3%                              7.1%
------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net assets (b)(c)                    1.37%                              1.41%*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (c)                                        (.62)%                              .22%*
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            101%                              173%*
------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                                   $   68                             $   34

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the expense ratio reflects total expenses prior to the reduction of custodian fees for cash balances it maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.35% for the period ended December 31, 1998 and the year ended December 31, 1999.

(c) Liberty Acorn Twenty was reimbursed by Liberty WAM for certain net expenses from November 23, 1998 through December 31, 1999. Without the reimbursement, the ratio of expenses (prior to custodian fees paid indirectly) to average net assets and the ratio of net investment income to average net assets would have been 1.83% and (.21%), respectively, for the period ended 12/31/98 and 1.41% and (.66%), respectively, for the year ended 12/31/99.

(d)  Total return is not annualized for periods less than one year.

* Annualized

                                                                            ____

Notes

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                                                                          ____

Notes

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                                                                          ____

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust: 811-01829

(formerly Acorn Investment Trust)

--------------------------------------------------------------------------------

                            [LETTERHEAD OF LIBERTY FUNDS]

-------------------------------------------------------------------------------
LIBERTY ACORN FOREIGN FORTY  Prospectus, September 29, 2000
-------------------------------------------------------------------------------


 Class A, B and C Shares

 Advised by Liberty Wanger Asset Management, L.P.

 Liberty Acorn Trust

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
T A B L E  O F  C O N T E N T S

THE FUND                                                                XX
--------
Investment Goal......................................................   xx
Principal Investment Strategies......................................   xx
Principal Investment Risks...........................................   xx

Performance History..................................................   xx
Your Expenses........................................................   xx

YOUR ACCOUNT                                                            XX
------------
How to Buy Shares....................................................   xx
Sales Charges........................................................   xx
How to Exchange Shares...............................................   xx
How to Sell Shares...................................................   xx
Fund Policy on Trading of Fund Shares................................   xx
Distribution and Service Fees........................................   xx
Other Information About Your Account.................................   xx

MANAGING THE FUND                                                       XX
-----------------
Investment Advisor...................................................   xx
Portfolio Managers...................................................   xx

OTHER INVESTMENT STRATEGIES AND RISKS                                   XX
-------------------------------------
The Information Edge.................................................   xx
Stock Strength Comes First...........................................   xx
Temporary Defensive Strategies.......................................   xx
Derivative Strategies................................................   xx

FINANCIAL HIGHLIGHTS                                                    XX
--------------------

Not FDIC May Lose Value
         -----------------
Insured  No Bank Guarantee

Liberty Acorn Foreign Forty




INVESTMENT GOAL
-------------------------------------------------------------------------------
Liberty Acorn Foreign Forty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

Liberty Acorn Foreign Forty invests primarily in the stocks of medium- to larger-sized companies based in developed markets outside the U.S. The Fund invests in at least three countries. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60) with market capitalizations of $5 billion to $15 billion, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range are less profiled, and may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Liberty Acorn Foreign Forty typically looks for companies with:
 .    A strong business franchise that offers growth potential.
 .    Products and services that give the company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Foreign Forty is an international fund and invests the majority of its assets in the stocks of foreign companies based in developed markets outside the U.S.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to equity risk . This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity

                                                                            ---

Liberty Acorn Foreign Forty



market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

Liberty Acorn Foreign Forty



UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class Z share performance for each of the last ten complete calendar years. It includes the effects of Class Z expenses. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Average annual total returns are measures of the Fund's Class Z performance over the past one-year, five-year and ten-year periods, restated to reflect the effect of charges of the Fund's Class A, Class B and Class C shares, respectively.

The Fund's return is compared to the SSB World ex-U.S. Cap Range $2-10 Billion Index. The SSB World ex-U.S. Range $2-10 Billion Index is Salomon Smith Barney's two to ten billion U.S. dollar security market subset of its Broad Market Index. It represents a midcap developed market index, excluding the U.S. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. Class Z shares are offered to certain investors through a separate prospectus. The performance table following the bar chart shows how the Fund's average annual returns for (1) the Class Z shares and
(2) the Class Z shares, restated to reflect the charges of the Class A, Class B and Class C shares, respectively, compared with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's Class Z performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns (Class Z)/(2)/

-------------------------------------------------------------------------------

                                  [Bar Chart]

          Year                Return
          ----                ------
          1999                81.60%

-------------------------------------------------------------------------------
                                    For period shown in bar chart:
                                    Best quarter: 4th quarter 1999, +46.65%
                                    Worst quarter: 3rd quarter 1999, +3.90%

Average Annual Total Returns -- for periods ended December 31, 1999/(2)/

                            Inception Date     1 Year     Life of the Fund

Class A
-------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------
Class Z                       11/23/98          81.60           87.58%
-------------------------------------------------------------------------------
SSB Cap Range $2-10 B            N/A            23.52           24.89

(1) Class A, Class B and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and these returns differ only to the extent that the Classes do not have the same expenses.

(2) The Fund's performance during 1999 was achieved in a period of unusual market conditions that are unlikely to continue.

                                                                             ---

Liberty Acorn Foreign Forty

 UNDERSTANDING EXPENSES

 Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

 Redemption Fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

 Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs including pricing and custody services.

 Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions

 . assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
-------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees/(3)/ (paid directly from your investment)



                                               Class A     Class B   Class C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)         5.75         None      None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)   1.00/(4)/    5.00      1.00
-------------------------------------------------------------------------------
Redemption fee/(5)(6)/ (%) (as a percentage of
amount redeemed)                                2.00/(5)/    2.00/(5)/ 2.00/(5)/


Annual Fund Operating Expenses (deducted directly from fund assets)

                                               Class A     Class B   Class C

Management/(7)/ (%)                              .95          .95      .95
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)        .35         1.00     1.00
-------------------------------------------------------------------------------
Other expenses (%)                               .73          .73      .73
-------------------------------------------------------------------------------
Total annual fund operating expenses/(8)/ (%)   2.03         2.68     2.68
                                                ----         ----     ----


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5) There is a $7.50 charge for wiring sale proceeds to your bank.

(6) A 2.00% contingent redemption fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less.

(7) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

(8) The Fund's advisor has undertaken to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.80%, 2.45% and 2.45% of the average annual net assets for Class A, Class B and Class C, respectively. This expense limitation Is voluntary and is terminable by either the Fund or its advisor on 30 days' notice. As a result, the actual total annual Fund operating expenses would be 1.80%, 2.45%, 2.45% of the average annual net assets for Class A, Class B and Class C, respectively.

                                                                             ---

Liberty Acorn Foreign Forty

Example Expenses (your actual costs may be higher or lower)

Class                                 1 Year   3 Years    5 Years    10 Years

Class A:                               $769    $1,175     $1,605     $2,798
-------------------------------------------------------------------------------
Class B: did not sell your shares      $271    $  832     $1,420     $2,856

         sold all your shares at
         the end of the period         $771    $1,132     $1,620     $2,856
-------------------------------------------------------------------------------
Class C: did not sell your shares      $271    $  832     $1,420     $3,012

         sold all your shares at
         the end of the period         $371    $  832     $1,420     $3,012

                                                                             ---

                                 Your Account

INVESTMENT MINIMUMS


Initial Investment ...............................................   $1,000
Subsequent Investments............................................   $   50
Automatic Investment Plan.........................................   $   50
Retirement Plans..................................................   $   25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
-------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:


Method                       Instructions

Through your                 Your financial advisor can help you establish your
financial advisor            account and buy Fund shares on your behalf. Your
                             financial advisor may charge you fees for executing
                             the purchase for you.
-------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and
(new account)                check made payable to the Fund to the transfer
                             agent, Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.
-------------------------------------------------------------------------------
By check                     For existing accounts, fill out and return the
(existing account)           additional investment stub included in your
                             quarterly statement, or send a letter of
                             instruction including the Fund name and account
                             number with a check made payable to the Fund to
                             Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.
-------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares by
                             exchanging shares you own of another Liberty fund
                             for shares of the same class of the Fund at no
                             additional cost. There may be an additional charge
                             if exchanging from a money market fund. To exchange
                             by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your
                             bank account to your Fund account. To wire funds to
                             your Fund account, call 1-800-422-3737 to obtain a
                             control number and the wiring instructions.
-------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically
transfer                     transferring money from your bank account to your
                             Fund account by calling 1-800-422-3737. Electronic
                             funds transfers may take up to two business days to
                             settle and be considered in "good form." You must
                             set up this feature prior to your telephone
                             request. Be sure to complete the appropriate
                             section of the application.
-------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments
investment plan              automatically from your bank account to your Fund
                             account. You can select a pre-authorized amount to
                             be sent via electronic funds transfer. Be sure to
                             complete the appropriate section of the application
                             for this feature.
-------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed
diversification              by another Liberty fund into the same class of
                             shares of the Fund at no additional sales charge.
                             To invest your dividends in the Fund, call 1-800-
                             345-6611.

                                                                             ---

Your Account

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases in excess of $250,000 must be for Class A or Class C shares only. Purchases of over $1 million can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, to certain institutional and other investors. Class Z shares are made available through separate prospectuses provided to eligible investors.

SALES CHARGES
-------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

Class A shares Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class A Sales Charges

                                                                 % of offering
                                      As a % of                     price
                                      the public    As a %       retained by
                                       offering     of your        financial
Amount of purchase                      price      investment    advisor firm

Less than $50,000                        5.75         6.10            5.00
-------------------------------------------------------------------------------
$50,000 to less than $100,000            4.50         4.71            3.75
-------------------------------------------------------------------------------
$100,000 to less than $250,000           3.50         3.63            2.75
-------------------------------------------------------------------------------
$250,000 to less than $500,000           2.50         2.56            2.00
-------------------------------------------------------------------------------
$500,000 to less than $1,000,000         2.00         2.04            1.75
-------------------------------------------------------------------------------
$1,000,000 or more/(9)/                  0.00         0.00            0.00


For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:


Purchases Over $1 Million

Amount purchased                             Commission %

First $3 million                                 1.00
-------------------------------------------------------------------------------
Next $2 million                                  0.50
-------------------------------------------------------------------------------
Over $5 million                                  0.25/(10)/


(9) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1.00% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.

(10) Paid over 12 months but only to the extent the shares remain outstanding.


                                                                             ---

Your Account

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at Class B shares' net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

Purchases of less than $250,000:

Class B Sales Charges

                                               % deducted when
Holding period after purchase                  shares are sold

Through first year                                  5.00
-------------------------------------------------------------------------------
Through second year                                 4.00
-------------------------------------------------------------------------------
Through third year                                  3.00
-------------------------------------------------------------------------------
Through fourth year                                 3.00
-------------------------------------------------------------------------------
Through fifth year                                  2.00
-------------------------------------------------------------------------------
Through sixth year                                  1.00
-------------------------------------------------------------------------------
Longer than six years                               None


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

                                                                             ---

Your Account


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

Purchases of $250,000 to less than $500,000:

Class B Sales Charges

                                                   % deducted when
Holding period after purchase                      shares are sold

Through first year                                      3.00
-------------------------------------------------------------------------------
Through second year                                     2.00
-------------------------------------------------------------------------------
Through third year                                      1.00
-------------------------------------------------------------------------------
Longer than three years                                 0.00


Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

Purchases of $500,000 to less than $1 million:


Class B Sales Charges

                                                    % deducted when
Holding period after purchase                       shares are sold

Through first year                                         3.00
-------------------------------------------------------------------------------
Through second year                                        2.00
-------------------------------------------------------------------------------
Through third year                                         1.00


Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

                                                                             ---

Your Account


If you exchange into a Fund participating in the Class B share discount program or transfer your Fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

Class C shares Similar to Class B shares, your purchases of Class C shares are at Class C share's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within three years after they are purchased. After holding shares for three years, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges

Years after purchase                   % deducted when shares are sold

Through three years                                 1.00
-------------------------------------------------------------------------------
Longer than three years                             0.00


Contingent Redemption Fee The Fund can experience substantial price fluctuation and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. The Fund will assess a contingent redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts and wrap fee programs.

                                                                             ---

Your Account

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

                                                                             ---

Your Account

Outlined below are the various options for selling shares:

Method                 Instructions

Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor firm must receive your request prior to
                       the close of the NYSE, usually 4:00 p.m. Eastern time.
-------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by
                       exchanging from the Fund into the same share class of
                       another Liberty fund at no additional cost. To exchange
                       by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by
                       telephone and request that a check be sent to your
                       address of record by calling 1-800-422-3737, unless you
                       have notified the Fund of an address change within the
                       previous 30 days. The dollar limit for telephone sales is
                       $100,000 in a 30-day period. You do not need to set up
                       this feature in advance of your call. Certain
                       restrictions apply to retirement accounts. For details,
                       call 1-800-345-6611.
-------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock
                       power form along with any certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.
                       Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Liberty Funds
                       Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage on a monthly, quarterly or semi-annually basis
                       if your account balance is at least $5,000 and have the
                       proceeds sent to you. This feature is not available if
                       you hold your shares in certificate form. Be sure to
                       complete the appropriate section of the account
                       application for this feature.
-------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may
                       take up to two business days to be received by your bank.
                       You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                             ---

Your Account

DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating a portion of the distribution fee upon conversion.

OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If

                                                                             ---

Your Account

you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Redemption in Kind The Fund is obligated to pay for shares sold solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Sales in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If payment for a sale is made in kind, the selling shareholder would bear any transaction costs incurred in selling the securities received.

Share Certificates Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                                                                             ---

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:


Types of Distributions

Dividend              Represents interest and dividends earned from securities
                      held by the Fund.
-------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


Distribution Options Normally, the Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
-----------------------------------------------------------
Reinvest all distributions in shares of another Liberty fund
------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains/(11)/
------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)/(11)/:

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer


(11) Distributions by the Fund of $10 or less will automatically be reinvested in additional shares of the Fund. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                             ---
                                                                              16

Your Account

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.


                                                                             ---

Managing the Fund

INVESTMENT ADVISOR
-------------------------------------------------------------------------------

Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM is part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Liberty WAM, including Stein Roe & Farnham, Inc. and Colonial Management Associates, Inc. Stein Roe, Colonial and other LFG entities share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.95% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Marcel P. Houtzager

Co-portfolio manager

Marcel Houtzager is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Foreign Forty since its inception in 1998. He has been a member of the international analytical team at Liberty WAM and at WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000. Mr. Houtzager also manages an international mutual fund underlying variable insurance products and the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors. He is a CFA and a CPA, and earned his BA from Pomona College and his MBA from the University of California at Berkley.


                                                                             ---

Managing the Fund

Roger D. Edgley

Co-portfolio manager

Roger Edgley is a vice president of Liberty Acorn Trust and became co-portfolio manager of Liberty Acorn Foreign Forty in December 1999. He has been director of International Research at Liberty WAM and WAM, and was a principal of WAM from January 1999 to September 29, 2000. Mr. Edgley has been a member of the international analytical team at Liberty WAM and at WAM since 1994. Prior to that, Mr. Edgley was a securities analyst in Hong Kong. He is a CFA and was educated in the United Kingdom, completing his MSc degree from the London School of Economics.

                                                                             ---

Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategy, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
-------------------------------------------------------------------------------

The Fund invests in less-profiled, entrepreneurially managed smaller, mid-sized and larger companies that it believes are benefiting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.

Growth Potential           Financial Strength            Fundamental Value
-------------------------------------------------------------------------------
 .   superior technology       .   stability             .    lower stock price
 .   innovative marketing      .   reduced risk               relative to growth
 .   solid management          .   competitive                potential and
 .   dominant or niche             advantage                  capitalization
     position                  .   low debt              .    growth at a
 .   superior earnings         .   adequate working           reasonable price
     prospects                     capital
 .   fast growing              .   conservative
     economy                       accounting practices


The realization of this       A strong balance sheet    Once Liberty WAM
growth potential would        gives management          uncovers a great
likely produce superior       greater flexibility to    company, it identifies a
performance that is           pursue strategic          price that it believes
sustainable over time.        objectives and is         would also make the
                              essential to maintaining  stock a good value.
                              a competitive advantage
-------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
-------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years).

                                                                             ---

Other Investment Strategies and Risks

However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

TEMPORARY DEFENSIVE STRATEGIES
-------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defense position may prevent the Fund from achieving its investment goal.

DERIVATIVE STRATEGIES
-------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


                                                                             ---

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Because Class A, Class B and Class C shares are new classes of shares, information is shown for the Fund's Class Z shares since inception. The Fund's fiscal year runs from January 1 to December 31. Class Z shares are offered to certain investors through separate prospectuses. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn Foreign Forty

--------------------------------------------------------------------------------------------------------------------
                                                                                 Year Ended    Inception 11/23/98
For a share outstanding throughout each period                                    12/31/99      Through 12/31/98
--------------------------------------------------------------------------------------------------------------------
                                                                                  Class Z            Class Z
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $   11.00           $  10.00
--------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Net investment loss (a)                                                              (.02)              (.01)
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                      8.98               1.01
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                     8.96               1.00
--------------------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from net realized and unrealized gains reportable
for federal income taxes                                                             (.03)                --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $   19.93           $  11.00
--------------------------------------------------------------------------------------------------------------------
Total return (d)                                                                     81.6%              10.0%
--------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net assets (b)(c)                                       1.48%              1.73%*
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (c)                               (.17%)             (.78%)*
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                60%                90%*
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                                                   $     107           $     16


(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the expense ratio reflects total expenses prior to the reduction of custodian fees for cash balances it maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.45% for the period ended December 31, 1998, and the year ended December 31, 1999.

(c) Liberty Acorn Foreign Forty was reimbursed by Liberty WAM for certain net expenses from November 23, 1998 through December 31, 1999. Without the reimbursement, the ratio of expenses (prior to custodian fees paid indirectly) to average net assets and the ratio of net investment income to average net assets would have been 2.70% and (1.75%), respectively, for the period ended 12/31/98 and 1.57% and (.26%), respectively, for the year ended 12/31/99.

(d)  Total return is not annualized for periods less than one year.

*Annualized

                                                                             ---

Notes


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                                                                             ---

Notes

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                                                                             ---

FOR MORE INFORMATION
-------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust: 811-01829

(formerly Acorn Investment Trust)

                                    [LOGO OF LIBERTY FUNDS]

  LIBERTY ACORN FUND                         Prospectus, September 29, 2000

Class Z Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
T A B L E  O F  C O N T E N T S

THE FUND                                                                     XX
--------
Investment Goals..........................................................   xx
Principal Investment Strategies...........................................   xx
Principal Investment Risks................................................   xx

Performance History.......................................................   xx
Your Expenses.............................................................   xx

YOUR ACCOUNT                                                                 XX
------------
How to Buy Shares.........................................................   xx
Eligible Investors........................................................   xx
Sales Charges.............................................................   xx
How to Exchange Shares....................................................   xx
How to Sell Shares........................................................   xx
Fund Policy on Trading of Fund Shares.....................................   xx
Other Information About Your Account......................................   xx

MANAGING THE FUND                                                            XX
-----------------
Investment Advisor........................................................   xx
Portfolio Managers........................................................   xx

OTHER INVESTMENT
STRATEGIES AND RISKS                                                         XX
--------------------
The Information Edge......................................................   xx
Stock Strength Comes First................................................   xx
Temporary Defensive Strategies............................................   xx
Derivative Strategies.....................................................   xx

FINANCIAL HIGHLIGHTS                                                         XX
--------------------

---------------------------
Not FDIC  May Lose Value
          -----------------
Insured   No Bank Guarantee
---------------------------
                                                                            ____

                              Liberty Acorn Fund

INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn Fund seeks to provide long-term growth of capital.

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies around the globe with capitalizations of less than $2 billion with the intention of holding them as they grow and selling them when they become large.

The Fund believes that these smaller, less-profiled companies may offer higher return potential than the stocks of large companies.

Liberty Acorn Fund typically looks for companies with:

 .  A strong business franchise that offers growth potential.
 .  Products and services that give a company a competitive advantage.
 . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Fund invests the majority of its assets in U.S. companies, but also invests a portion of its holdings in companies in developed and emerging markets outside the U.S. The Fund may invest up to 33% of its assets in non-U.S. companies.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result

                                                                            ____

Acorn Fund

from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. this may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ____

Acorn Fund

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are measures of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to the S&P 500 Index and the Russell 2000 Index. The S&P 500 Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell 2000 Index is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns

--------------------------------------------------------------------------------
                  [BAR CHART]

          Year                Return
          ----                ------
          1990                (17.52%)
          1991                 47.35%
          1992                 24.23%
          1993                 32.32%
          1994                 (7.45%)
          1995                 20.80%
          1996                 22.55%
          1997                 24.98%
          1998                  6.02%
          1999                 38.38%


--------------------------------------------------------------------------------


                                        For period shown in bar chart:
                                        Best quarter: 4th quarter 1999, +21.94%
                                        Worst quarter: 3rd quarter 1990, -23.77%



Average Annual Total Returns -- for periods ended December 31, 1999

                          1 Year                5 Years            10 Years
Class Z                   33.38%                21.21%             17.06%
-------------------------------------------------------------------------------
S&P 500                   21.04%                28.56%             18.19%
-------------------------------------------------------------------------------
Russell 2000              21.26%                16.69%             13.39%

                                                                            ____
                                                                               4

Acorn Fund

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (paid directly from your investment)

Maximum sales charge (load) on purchases                None
----------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                             None
----------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed)                                        None

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management/(1)/ (%)                                      .69
----------------------------------------------------------------
Distribution and service (12b-1) fees (%)               None
----------------------------------------------------------------
Other expenses (%)                                       .16
----------------------------------------------------------------
Total annual fund operating expenses (%)                 .85
----------------------------------------------------------------


Example Expenses (your actual costs may be higher or lower)

        1 Year           3 Years          5 Years        10 Years
         $87               $271             $471         $1,049

(1) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

                                                                            ____

                                 Your Account

INVESTMENT MINIMUMS

Initial Investment................................................  $1,000
Subsequent Investments............................................     $50
Automatic Investment Plan.........................................     $50
Retirement Plans..................................................     $25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

If you are an Eligible Investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good
form."   "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method                  Instructions
--------------------------------------------------------------------------------
By check                For new accounts, send a completed application and
(new account)           check made payable to the Fund to the transfer agent,
                        Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                        02105-1722.
--------------------------------------------------------------------------------
By check                For existing accounts, fill out and return the
(existing account)      additional investment stub included in your quarterly
                        statement, or send a letter of instruction including
                        the Fund name and account number with a check made
                        payable to the Fund to Liberty Funds Services, Inc.,
                        P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By exchange             You may acquire shares by exchanging shares you own of
                        certain other Liberty funds distributed by Liberty Funds
                        Distributors, Inc. for Class Z shares of the Fund at no
                        additional cost. You also may exchange your Class Z
                        shares of the Fund for Class Z shares or, if there are
                        no Class Z shares, Class A shares of certain other
                        Liberty funds at net asset value without a sales charge.
                        See the Statement of Additional Information for a
                        listing of the funds currently available. There may be
                        an additional charge if exchanging from a money market
                        fund. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire                 You may purchase shares by wiring money from your bank
                        account to your Fund account. To wire funds to your Fund
                        account, call 1-800-422-3737 to obtain a control number
                        and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds     You may purchase shares by electronically transferring
transfer (existing      money from your bank account to your Fund account by
account)                calling 1-800-422-3737. Electronic funds transfers may
                        take up to two business days to settle and be considered
                        in "good form." You must set up this feature prior to
                        your telephone request. Be sure to complete the
                        appropriate section of the application.
--------------------------------------------------------------------------------
Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your Fund
                        account. You can select a pre-authorized amount to be
                        sent via electronic funds transfer. Be sure to complete
                        the appropriate section of the application for this
                        feature.
--------------------------------------------------------------------------------
By dividend             You may automatically invest dividends distributed by
diversification         certain Liberty funds into Class Z shares of the Fund at
                        no additional sales charge. To invest your dividends in
                        the Fund, call 1-800-345-6611.
--------------------------------------------------------------------------------
Through an              Contact your financial professional. Financial
intermediary            professionals may charge fees for their services.

                                                                            ____

Your Account

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. An Eligible Investor is:

 .    any shareholder who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc. or any member of the family of any such shareholder;

 .    any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

 .    any retirement plan with aggregate assets of at least $5 million at the time it purchases Class Z shares and which is purchasing shares directly from the distributor or through a third party broker-dealer;

 .    any insurance company, trust company or bank, which is purchasing shares for its own account;

 .    any endowment, investment company or foundation;

 .    any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate;

 .    any trustee of Liberty Acorn Trust, any employee of Liberty WAM, or a member of the family of the trustee or employee; and

 .    any person or entity listed in the account registration for any account
     (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has continued to hold shares of any funds distributed by Liberty Funds Distributor, Inc.

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors.

                                                                            ____

Your Account

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

PRICE OF FUND SHARES

Your purchases of Class Z shares are at net asset value, which is the value of a Fund share without any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES

You may exchange your Class Z shares of the Fund for shares of another fund of the Liberty Acorn Trust at no additional charge. You also may exchange your Class Z shares of the Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. See the Statement of Additional Information for a listing of the funds currently available.
Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES

You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

                                                                            ____

Your Account


Outlined below are the various options for selling shares:

Method            Instructions

--------------------------------------------------------------------------------
By exchange         You may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional
                    cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                    You do not need to set up this feature in advance of your
                    call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail             You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.
                    Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                    1-800-422-3737.

                    Mail your letter of instruction to Liberty Funds Services,
                    Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire             You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                    telephone request. Be sure to complete the appropriate
                    section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                    must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
Systematic          You may automatically sell a specified dollar amount or
Withdrawal Plan     percentage on a monthly, quarterly or semiannual basis if
                    your account balance is at least $5,000 and have the
                    proceeds sent to you. This feature is not available if you hold your shares in certificate form. Be sure to complete
                    the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
Through an          Contact your financial professional. Financial
Intermediary        professionals may charge fees for their services.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ____

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.acornfunds.com.

Redemption in Kind The Fund is obligated to pay for shares sold solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Sales in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If payment for a sale is made in kind, the selling shareholder would bear any transaction costs incurred in selling the securities received.

Share Certificates Share certificates are not available for Class Z shares.

                                                                            ____

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:


Types of Distributions

Dividend Represents interest and dividends earned from securities held by the Fund.
--------------------------------------------------------------------------------
Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options Normally, the Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


Distribution Options

 Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
 Reinvest all distributions in shares of another Liberty fund
--------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains/(2)/
--------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options)/(2)/:

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer


Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ____

Your Account

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income.

                                                                            ____

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM, was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM is part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of the Liberty WAM, including Stein Roe & Farnham, Inc. and Colonial Management Associates, Inc. Stein Roe, Colonial and other LFG entities share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.69% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Ralph Wanger

Lead portfolio manager

Ralph Wanger is chief strategist of the Liberty Acorn Fund and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM since September 29, 2000 and was a principal of WAM before that date. He is a Chartered Financial Analyst
(CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.

Charles P. McQuaid

Co-portfolio manager

Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of Domestic Research at Liberty WAM and WAM,

                                                                            ____

Managing the Fund

and was a principal of WAM until September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

                                                                            ____

                     Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategy, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in less-profiled, entrepreneurially managed smaller and mid-sized companies that it believes are benefiting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.

Growth Potential           Financial Strength        Fundamental Value
--------------------------------------------------------------------------------
 .  superior technology     . stability               .  lower stock price
 .  innovative marketing    . reduced risk               relative to growth
 .  solid management        . competitive                potential and
 .  dominant or niche         advantage                  capitalization
   position                . low debt                .  growth at a
 .  superior earnings       . adequate working           reasonable price
   prospects                 capital
 .  fast growing            . conservative
   economy                   accounting practices

The realization of this    A strong balance sheet    Once Liberty WAM
growth potential would     gives management          uncovers a great
likely produce superior    greater flexibility to    company, it identifies a
performance that is        pursue strategic          price that it believes
sustainable over time.     objectives and is         would also make the stock
                           essential to maintaining  a good value.
                           a competitive advantage.
--------------------------------------------------------------------------------


STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                            ____

Other Investment Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defense position may prevent the Fund from achieving its investment goal.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

                                                                            ____

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn Fund

For a share outstanding throughout
each year - years ended 12/31                             1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------
                                                        Class Z   Class Z   Class Z   Class Z   Class Z
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $16.85    $16.99    $15.04    $13.60    $12.24
------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Net investment income                                       .09       .04       .15       .09       .11
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
investments, foreign currency and
futures                                                    5.22       .91      3.57      2.93      2.42
------------------------------------------------------------------------------------------------------------
Total from investment
operations                                                 5.31       .95      3.72      3.02      2.53
============================================================================================================
Less distributions:
Dividends from net investment income                       (.09)     (.03)     (.16)     (.11)     (.09)
------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                              (3.54)    (1.06)    (1.61)    (1.47)    (1.08)
------------------------------------------------------------------------------------------------------------
Total distributions                                       (3.63)    (1.09)    (1.77)    (1.58)    (1.17)
============================================================================================================
Net asset value, end of year                             $18.53    $16.85    $16.99    $15.04    $13.60
------------------------------------------------------------------------------------------------------------
Total return                                               33.4%      6.0%     25.0%     22.6%     20.8%
============================================================================================================
Ratios/supplemental data:

Ratio of expenses to average net
assets                                                      .85%      .84%      .56%      .57%      .57%
------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                          .49%      .30%      .75%      .53%      .89%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      34%       24%       32%       33%       29%
------------------------------------------------------------------------------------------------------------
Net assets at end of year
(in millions)                                            $3,921    $3,549    $3,681    $2,842    $2,399

                                                                            ____

Notes


________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

                                                                            ____

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

                                                                            ____
                                                                              19

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.acornfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust: 811-01829

(formerly Acorn Investment Trust)
--------------------------------------------------------------------------------

                         [LETTERHEAD OF LIBERTY FUNDS]

--------------------------------------------------------------------------------
LIBERTY ACORN TWENTY          Prospectus, September 29, 2000
--------------------------------------------------------------------------------


Class Z Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
T A B L E  O F  C O N T E N T S

THE FUND                                                                   XX
--------
Investment Goals.........................................................  xx
Principal Investment Strategies..........................................  xx
Principal Investment Risks...............................................  xx

Performance History......................................................  xx
Your Expenses............................................................  xx

YOUR ACCOUNT                                                               XX
------------
How to Buy Shares........................................................  xx
Eligible Investors.......................................................  xx
Sales Charges............................................................  xx
How to Exchange Shares...................................................  xx
How to Sell Shares.......................................................  xx
Fund Policy on Trading of Fund Shares....................................  xx
Other Information About Your Account.....................................  xx

MANAGING THE FUND........................................................  XX
-----------------
Investment Advisor.......................................................  xx
Portfolio Manager........................................................  xx

OTHER INVESTMENT
STRATEGIES AND RISKS                                                       XX
--------------------
The Information Edge.....................................................  xx
Stock Strength Comes First...............................................  xx
Temporary Defensive Strategies...........................................  xx
Derivative Strategies....................................................  xx

FINANCIAL HIGHLIGHTS                                                       XX
--------------------


Not FDIC   May Lose Value
           -----------------
Insured    No Bnak Guarantee



                                                                           -----

                         Liberty Acorn Twenty


INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn Twenty seeks long-term growth of capital.

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations of $2 billion to $12 billion, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range are less profiled, and may offer higher return potential than the stocks of companies with capitalizations above $12 billion.

Liberty Acorn Twenty typically looks for companies with:

 .    A strong business franchise that offers growth potential.
 .    Products and services that give the company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

                                                                           -----

Liberty Acorn Twenty


Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. this may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                          ------

Liberty Acorn Twenty


UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class Z share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

Average annual total returns are measures of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to the S&P Mid Cap 400 Index. The S&P Mid Cap 400 is an unmanaged, market value-weighted index of 400 mid cap U.S. companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.


Calendar Year Total Returns
--------------------------------------------------------------------------------

                  [BAR CHART]
          Year                Returns
          ----                -------
           '99                29.30%

--------------------------------------------------------------------------------

                                         For period shown in bar chart:
                                        Best quarter: 4th quarter 1999, +14.35%
                                        Worst quarter: 3rd quarter 1999, - 7.13%



Average Annual Total Returns -- for periods ended December 31, 1999

                       Inception Date         1 Year         Life of the Fund

Class Z                    11/23/98           29.30%              34.44%
--------------------------------------------------------------------------------
S&P Mid Cap 400               N/A             14.72%              24.66%

Liberty Acorn Twenty



UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (paid directly from your investment)


Maximum sales charge (load) on purchases                      None
-----------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions           None

Redemption fee (%) (as a percentage of amount redeemed)       None



Annual Fund Operating Expenses (deducted directly from Fund assets)



Management/(1)/ (%)                                           .90
-----------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                     None
-----------------------------------------------------------------------
Other expenses (%)                                            .51
-----------------------------------------------------------------------
Total annual fund operating expenses(2) (%)                  1.41
-----------------------------------------------------------------------


Example Expenses (your actual costs may be higher or lower)

         1  Year       3  Years        5  Years       10  Years

           $144           $446           $ 771          $1,691


(1) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

(2) The Fund's advisor has undertaken to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of its average annual net assets. This expense limitation is voluntary and is terminable by either the Fund or its advisor on 30 days' notice to the other. As a result, the actual total annual Fund operating expenses would be 1.35% of the Fund's average annual net assets.

                                                                           -----

                                 Your Account

INVESTMENT MINIMUMS

Initial Investment ................................................... $1,000
Subsequent Investments................................................ $   50
Automatic Investment Plan............................................. $   50
Retirement Plans...................................................... $   25


The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------
If you are an Eligible Investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method                       Instructions
-------------------------------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and check made payable
(new account)                to the Fund to the transfer agent, Liberty Funds Services, Inc., P.O. Box
                             1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------------------------------
By check                     For existing accounts, fill out and return the additional investment stub
(existing account)           included in your quarterly statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.
-------------------------------------------------------------------------------------------------------
By exchange                  You may acquire shares by exchanging shares you own of certain other
                             Liberty funds distributed by Liberty Funds Distributors, Inc. for Class Z shares of the Fund at no additional cost. You also may exchange your
                             Class Z shares of the Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other Liberty funds at net asset value without a sales charge. See the Statement of Additional Information for a listing of the funds currently available. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your bank account to your
                             Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-------------------------------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically transferring money from your
transfer (existing           bank account to your Fund account by calling 1-800-422-3737.
account)                     Electronic funds transfers may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-------------------------------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments automatically from your
investment plan              bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by certain Liberty
diversification              funds into Class Z shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.
-------------------------------------------------------------------------------------------------------
Through an                   Contact your financial professional. Financial professionals may charge
intermediary                 fees for their services.

                                                                            ----

Your Account

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. An Eligible Investor is:

 .    any shareholder who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc. or any member of the family of any such shareholder;

 .    any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

 .    any retirement plan with aggregate assets of at least $5 million at the time it purchases Class Z shares and which is purchasing shares directly from the distributor or through a third party broker-dealer;

 .    any insurance company, trust company or bank, which is purchasing shares for its own account;

 .    any endowment, investment company or foundation;

 .    any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate;

 .    any trustee of Liberty Acorn Trust, any employee of Liberty WAM, or a member of the family of the trustee or employee; and

 .    any person or entity listed in the account registration for any account
     (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has continued to hold shares of any funds distributed by Liberty Funds Distributor, Inc.

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors.

                                                                            ----

Your Account


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

PRICE OF FUND SHARES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Fund share without any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your Class Z shares of the Fund for shares of another fund of the Liberty Acorn Trust at no additional charge. You also may exchange your Class Z shares of the Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. See the Statement of Additional Information for a listing of the funds currently available. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6511. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

                                                                            ----

Your Account

Outlined below are the various options for selling shares:


Method                 Instructions
---------------------------------------------------------------------------------------------------
By exchange            You may sell shares by exchanging from the Fund into Class Z shares or
                       Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. [The dollar limit for telephone sales is $100,000 in a
                       30-day period.] You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
---------------------------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722,
                       Boston, MA 02105-1722.
---------------------------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be electronically
funds transfer         transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------
Systematic             You may automatically sell a specified dollar amount or percentage on a
Withdrawal Plan        monthly, quarterly or semiannual basis if your account balance is at least $5,000 and have the proceeds sent to you. This feature is not available if you hold your shares in certificate form. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------
Through an             Contact your financial professional. Financial professionals may charge
Intermediary           fees for their services.



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ----

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.acornfunds.com.

Redemption in Kind The Fund is obligated to pay for shares sold solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Sales in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If payment for a sale is made in kind, the selling shareholder would bear any transaction costs incurred in selling the securities received.

Share Certificates Share certificates are not available for Class Z shares.

                                                                           -----

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend Represents interest and dividends earned from securities held by the Fund.
--------------------------------------------------------------------------------

Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options Normally, the Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another Liberty fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains/(3)/
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)/(3)/:

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

(3) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ____

Your Account

                         In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

                                                                            ____

                               Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM, was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM is part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of the Liberty WAM, including Stein Roe & Farnham, Inc. and Colonial Management Associates, Inc. Stein Roe, Colonial and other LFG entities share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.90% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio manager is responsible for making daily investment decisions, and utilizes the management team's input and advice when making buy and sell determinations.

John H. Park

Lead portfolio manager

John Park is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Twenty since its inception in 1998. He has been a member of the domestic investment team at Liberty WAM and WAM since 1993, and was a principal of WAM from 1998 to September 29, 2000. Mr. Park is also manager of a mutual fund underlying variable insurance products. He is a CFA and earned both his BA and MBA degrees from the University of Chicago.

                                                                            ____

                     OTHER INVESTMENT STRATEGIES AND RISKS

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategy, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------
The Fund invests in less-profiled, entrepreneurially managed smaller, mid-sized and larger companies that it believes are benefiting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.


Growth Potential           Financial Strength         Fundamental Value
--------------------------------------------------------------------------------

 .  superior technology     . stability                . lower stock price
 .  innovative marketing    . reduced risk               relative to growth
 .  solid management        . competitive                potential and
                             advantage                  capitalization
 .  dominant or niche       . low debt                 . growth at a
   position                                             reasonable price
 .  superior earnings       . adequate working
   prospects                 capital
 .  fast growing            . conservative
   economy                   accounting practices

The realization of this    A strong balance sheet     Once Liberty WAM
growth potential would     gives management           uncovers a great
likely produce superior    greater flexibility to     company, it identifies a
performance that is        pursue strategic           price that it believes
sustainable over time.     objectives and is          would also make the stock
                           essential to maintaining   a good value.
                           a competitive advantage.
--------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                            ____

Other Investment Strategies and Risks

                         securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

                         TEMPORARY DEFENSIVE STRATEGIES
                         -------------------------------------------------------
                         At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defense position may prevent the Fund from achieving its investment goal.

                         DERIVATIVE STRATEGIES
                         ------------------------------------------------------
                         The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.
                                                                            ____

                         Financial Highlights

                         The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class Z shares since inception. The Fund's fiscal year runs from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn Twenty

                                                                                        Inception 11/23/98
For a share outstanding throughout each period              Year ended 12/31/99          Through 12/31/98
-------------------------------------------------------------------------------------------------------------
                                                                  Class Z                     Class Z
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.71                    $ 10.00
-------------------------------------------------------------------------------------------------------------
Income from investment Operations:

Net investment income (loss) (a)                                     (.08)                        --
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                      3.21                        .71
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                     3.13                        .71
-------------------------------------------------------------------------------------------------------------
Less Distributions:
Distribution from net realized and unrealized gains
reportable for federal income taxes                                  (.14)                        --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $13.70                    $ 10.71
-------------------------------------------------------------------------------------------------------------
Total return (d)                                                     29.3%                       7.1%
-------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (b)(c)                       1.37%                      1.41%*
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (c)                                            (.62)%                      .22%*
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               101%                       173%*
-------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                                      $   68                    $    34

(a) Net investment income (loss) per             (c)    Liberty Acorn Twenty was reimbursed
    share was based upon the average                    by Liberty WAM for certain net
    shares outstanding during the period.               expenses from November 23, 1998
                                                        through December 31, 1999. Without
(b) In accordance with a requirement by                 the reimbursement, the ratio of
    the Securities and Exchange                         expenses (prior to custodian fees paid
    Commission, the expense ratio                       indirectly) to average net assets and
    reflects total expenses prior to the                the ratio of net investment income to
    reduction of custodian fees for cash                average net assets would have been
    balances it maintains with the                      1.83% and (.21%), respectively, for
    custodian ("custodian fees paid                     the period ended 12/31/98 and 1.41%
    indirectly"). This ratio net of custodian           and (.66%), respectively, for the year
    fees paid indirectly would have been                ended 12/31/99.
    1.35% for the period ended December
    31, 1998 and the year ended                  (d)    Total return is not annualized for
    December 31, 1999.                                  periods less than one year.

                                                 *      Annualized

                                                                            ____

                                    Notes

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                                                                             ---
                                                                              17

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                                                                             ---

                                   FOR MORE INFORMATION
                                   ---------------------------------------------
                                   You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

                                   You may wish to read the Statement of
                                   Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

                                   You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

                                   Liberty Funds Distributor, Inc.
                                   One Financial Center
                                   Boston, MA 02111-2621
                                   1-800-426-3750
                                   www.acornfunds.com

                                   Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

                                   You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

                                   Public Reference Room
                                   Securities and Exchange Commission
                                   Washington, DC 20549-0102

                                   Information on the operation of the Public
                                   Reference Room may be obtained by calling 1-
                                   202-942-8090.

                                   Investment Company Act file number:

                                   Liberty Acorn Trust: 811-01829

                                   (formerly Acorn Investment Trust)

--------------------------------------------------------------------------------

                            [LOGO OF LIBERTY FUNDS]

--------------------------------------------------------------------------------
LIBERTY ACORN INTERNATIONAL                       Prospectus, September 29, 2000
--------------------------------------------------------------------------------

Class Z Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
T A B L E  OF  C O N T E N T S

THE FUND                                                                     XX
--------
Investment Goals........................................................     xx
Principal Investment Strategies.........................................     xx
Principal Investment Risks..............................................     xx
Performance History.....................................................     xx
Your Expenses...........................................................     xx

YOUR ACCOUNT                                                                 XX
------------
How to Buy Shares.......................................................     xx
Eligible Investors......................................................     xx
Sales Charges...........................................................     xx
How to Exchange Shares..................................................     xx
How to Sell Shares......................................................     xx
Fund Policy on Trading of Fund Shares...................................     xx
Other Information About Your Account....................................     xx

MANAGING THE FUND                                                            XX
-----------------
Investment Advisor......................................................     xx
Portfolio Managers......................................................     xx

OTHER INVESTMENT
STRATEGIES AND RISKS                                                         XX
--------------------

FINANCIAL HIGHLIGHTS                                                         XX
--------------------

Not FDIC  May Lose Value
          -----------------
Insured   No Bank Guarantee

                                                                            ____

                          Liberty Acorn International

INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn International seeks to provide long-term growth of capital.


INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn International invests primarily in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the U.S. (or whose primary business takes place outside the U.S.) with capitalizations of less than $5 billion with the intention of holding them as they grow and selling them when they become large.

The Fund believes that smaller, less-profiled companies - particularly outside the U.S. -may offer higher return potential than the stocks of large companies.

Liberty Acorn International typically looks for companies with:

 .  A strong business franchise that offers growth potential.

 .  Products and services that give the company a competitive advantage.

 . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed and emerging markets outside the U.S.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result

                                                                            ____

Liberty Acorn International

from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ____

Liberty Acorn International

UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class Z share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

Average annual total returns are measures of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to Morgan Stanley's Europe, Australasia and Far East Index (EAFE), an index of companies throughout the world in proportion to stock market capitalizations, excluding the U.S. and Canada, and the EMI (world ex-U.S.), Salomon Smith Barney's index of the bottom 20% of institutionally investable capital of countries, selected by Salomon and excluding the U.S. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns

--------------------------------------------------------------------------------
          [BAR CHART]

          Year           Return
          ----           ------
          1993           49.11%
          1994           (3.80%)
          1995            8.93%
          1996           20.65%
          1997             .19%
          1998           15.43%
          1999           79.19%

--------------------------------------------------------------------------------

                                      For period shown in bar chart:
                                      Best quarter: 4th quarter 1999, +41.63%
                                      Worst quarter: 3rd quarter 1998, -16.05%


Average Annual Total Returns -- For Periods Ended December 31, 1999

                        Inception                                Life Of The
                          Date          1 Year       5 Years        Fund

Class Z                  9/23/92        79.19%       22.19%         21.73%
--------------------------------------------------------------------------------
EAFE                       N/A          26.96%       12.83%         13.51%
--------------------------------------------------------------------------------
EMI (world ex-U.S.)        N/A          23.52%        7.21%          9.48%


(1) The Fund's performance in 1999 was achieved during a period of unusual market conditions that are unlikely to continue.

                                                                            ____

Liberty Acorn International

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees (paid directly from your investment)


Maximum sales charge (load) on purchases                   None
------------------------------------------------------------------

Maximum deferred sales charge (load) on
redemptions                                                None
------------------------------------------------------------------

Redemption fee (%) (as a percentage of
amount redeemed)                                           None


Annual Fund Operating Expenses (deducted directly from Fund assets)


Management (%)                                              .81
------------------------------------------------------------------

Distribution and service (12b-1) fees (%)                  None
------------------------------------------------------------------

Other expenses /(2)/ (%)                                    .30
------------------------------------------------------------------

Total annual fund operating expenses (%)                   1.11
------------------------------------------------------------------


Example Expenses (your actual costs may be higher or lower)

               1 Year         3 Years         5 Years          10 Years

                $113            $353            $612            $1,352


(2) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

                                                                            ____

                                 Your Account


INVESTMENT MINIMUMS

Initial Investment......................................... $1,000
Subsequent Investments..................................... $   50
Automatic Investment Plan.................................. $   50
Retirement Plans........................................... $   25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

If you are an Eligible Investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.


Outlined below are the various options for buying shares:

 Method                 Instructions

--------------------------------------------------------------------------------
 By check               For new accounts, send a completed application and check
 (new account)          made payable to the Fund to the transfer agent, Liberty
                        Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-
                        1722.
--------------------------------------------------------------------------------
 By check               For existing accounts, fill out and return the
 (existing account)     additional investment stub included in your quarterly
                        statement, or send a letter of instruction including the
                        Fund name and account number with a check made payable
                        to the Fund to Liberty Funds Services, Inc., P.O. Box
                        1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
 By exchange            You may acquire shares by exchanging shares you own of
                        certain other Liberty funds distributed by Liberty Funds
                        Distributors, Inc. for Class Z shares of the Fund at no
                        additional cost. You also may exchange your Class Z
                        shares of the Fund for Class Z shares or, if there are
                        no Class Z shares, Class A shares of certain other
                        Liberty funds at net asset value without a sales charge.
                        See the Statement of Additional Information for a
                        listing of the funds currently available. There may be
                        an additional charge if exchanging from a money market
                        fund. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
 By wire                You may purchase shares by wiring money from your bank
                        account to your Fund account. To wire funds to your Fund
                        account, call 1-800-422-3737 to obtain a control number
                        and the wiring instructions.
--------------------------------------------------------------------------------
 By electronic funds    You may purchase shares by electronically transferring
 transfer (existing     money from your bank account to your Fund account by
 account)               calling 1-800-422-3737. Electronic funds transfers may
                        take up to two business days to settle and be considered
                        in "good form." You must set up this feature prior to
                        your telephone request. Be sure to complete the
                        appropriate section of the application.
--------------------------------------------------------------------------------
 Automatic              You can make monthly or quarterly investments
 investment plan        automatically from your bank account to your Fund
                        account. You can select a pre-authorized amount to be
                        sent via electronic funds transfer. Be sure to complete
                        the appropriate section of the application for this
                        feature.
--------------------------------------------------------------------------------
 By dividend            You may automatically invest dividends distributed by
 diversification        certain Liberty funds into Class Z shares of the Fund at
                        no additional sales charge. To invest your dividends in
                        the Fund, call 1-800-345-6611.
--------------------------------------------------------------------------------
 Through an             Contact your financial professional. Financial
 intermediary           professionals may charge fees for their services.
--------------------------------------------------------------------------------

                                                                            ____

Your Account

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. An Eligible Investor is:

 .    any shareholder who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc. or any member of the family of any such shareholder;

 .    any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

 .    any retirement plan with aggregate assets of at least $5 million at the time it purchases Class Z shares and which is purchasing shares directly from the distributor or through a third party broker-dealer;

 .    any insurance company, trust company or bank, which is purchasing shares for its own account;

 .    any endowment, investment company or foundation;

 .    any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate;

 .    any trustee of Liberty Acorn Trust, any employee of Liberty WAM, or a member of the family of the trustee or employee; and

 .    any person or entity listed in the account registration for any account
     (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has continued to hold shares of any funds distributed by Liberty Funds Distributor, Inc.

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 1-800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors.

                                                                            ____

Your Account


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


PRICE OF FUND SHARES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Fund share without any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class Z shares of the Fund for shares of another fund of the Liberty Acorn Trust at no additional charge. You also may exchange your Class Z shares of the Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. See the Statement of Additional Information for a listing of the funds currently available.
Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

                                                                            ____

Your Account

Method                  Instructions

----------------------------------------------------------------------------------------------------
By exchange             You may sell shares by exchanging from the Fund into Class Z shares or
                        Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
----------------------------------------------------------------------------------------------------
By telephone            You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a
                        30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
----------------------------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box
                       1722, Boston, MA 02105-1722.
----------------------------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be electronically
funds transfer         transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------
Systematic             You may automatically sell a specified dollar amount or percentage on a
Withdrawal Plan        monthly, quarterly or semiannual basis if your account balance is at least $5,000 and have the proceeds sent to you. This feature is not available if you hold your shares in certificate form. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------
Through an             Contact your financial professional. Financial professionals may charge
Intermediary           fees for their services.
----------------------------------------------------------------------------------------------------


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ____

Your Account

                         OTHER INFORMATION ABOUT YOUR ACCOUNT
                         -------------------------------------------------------

                         How the Fund's Share Price is Determined. The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

                         When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

                         The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

                         You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.acornfunds.com.

                         Redemption in Kind. The Fund is obligated to pay for shares sold solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Sales in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If payment for a sale is made in kind, the selling shareholder would bear any transaction costs incurred in selling the securities received.

                         Share Certificates. Share certificates are not available for Class Z shares.

                                                                            ____

Your Account



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend         Represents interest and dividends earned from securities held by the Fund.
--------------------------------------------------------------------------------
Capital gains    Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options Normally, the Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another Liberty fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains/(3)/
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)/(3)/:

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer


Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

(3) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ____

Your Account

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim on offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

                                                                            ____

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM, was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM is part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of the Liberty WAM, including Stein Roe & Farnham, Inc. and Colonial Management Associates, Inc. Stein Roe, Colonial and other LFG entities share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.81% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Leah J. Zell

Lead portfolio manager

Leah Zell is a vice president of Liberty Acorn Trust, and was a principal of WAM before its acquisition by Liberty. She has managed Liberty Acorn International since its inception in 1992, and was named lead portfolio manager in 1997. She has worked with Liberty Acorn Fund's international securities since 1984. Ms. Zell also manages the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors. She is a CFA and earned her BA and PhD from Harvard University.

Margaret M. Forster

Co-portfolio manager

Margaret Forster is a vice president of Liberty Acorn Trust and became co-portfolio manager of Liberty Acorn International in May 1999. She has been a member of the

                                                                            ____

Managing the Fund

international analytical team at Liberty WAM and WAM since 1994, and was a principal of WAM from January 1999 to September 29, 2000. Prior to that, Ms. Forster was a professor of finance at Northwestern and Ohio State Universities, and an economist with the International Monetary Fund. She is a CFA. Her degrees include a BS from Universidade de Sao Paulo, Escola Politecnica, Brazil, and an MBA, MS and PhD from Cornell University.

                                                                            ____

                     Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategy, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------
The Fund invests in less-profiled, entrepreneurially managed smaller and mid-sized companies that it believes are benefiting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.


Growth Potential              Financial Strength        Fundamental Value
-------------------------------------------------------------------------------

 .  superior technology       .  stability              .  lower stock price
 .  innovative marketing      .  reduced risk              relative to growth
 .  solid management          .  competitive               potential and
 .  dominant or niche            advantage                 capitalization
    position                  .  low debt               .  growth at a
 .  superior earnings         .  adequate working          reasonable price
    prospects                    capital
 .  fast growing              .  conservative
    economy                      accounting practices


 The realization of this      A strong balance sheet    Once Liberty WAM
 growth potential would       gives management          uncovers a great
 likely produce superior      greater flexibility to    company, it identifies a
 performance that is          pursue strategic          price that it believes
 sustainable over time.       objectives and is         would also make the
                              essential to maintaining  stock a good value.
                              a competitive advantage.
--------------------------------------------------------------------------------


STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs.by investing with a long-term time horizon (at least two to five years).

                                                                            ____

Other Investment Strategies and Risks

Occasionally, however, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defense position may prevent the Fund from achieving its investment goal.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

                                                                            ____

                             Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn International

For a share outstanding throughout
each year - years ended 12/31                             1999      1998      1997      1996      1995

--------------------------------------------------------------------------------------------------------------
                                                         Class Z   Class Z   Class Z   Class Z   Class Z
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $20.82    $18.39    $19.61    $16.59    $15.24
--------------------------------------------------------------------------------------------------------------

Income from Investment Operations:

Net investment income                                       .83       .17       .40       .13       .16
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments, foreign currency and
futures                                                   15.45      2.68      (.34)     3.29      1.20
--------------------------------------------------------------------------------------------------------------
Total from investment
Operations                                                16.28      2.85       .06      3.42      1.36
--------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                       (.22)     (.15)     (.38)     (.12)       --
--------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                              (1.55)     (.27)     (.90)     (.28)     (.01)
--------------------------------------------------------------------------------------------------------------
Total distributions                                       (1.77)     (.42)    (1.28)     (.40)     (.01)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $35.33    $20.82    $18.39    $19.61    $16.59
--------------------------------------------------------------------------------------------------------------
Total return                                               79.2%     15.4%      0.2%     20.7%      8.9%
--------------------------------------------------------------------------------------------------------------

Ratios/supplemental data:

Ratio of expenses to average net
assets                                                     1.11%     1.12%     1.19%     1.17%     1.22%
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                          .12%      .86%      .58%      .51%      .90%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      46%       37%       39%       34%       26%
--------------------------------------------------------------------------------------------------------------
Net assets at end of year
(in millions)                                            $2,868    $1,725    $1,623    $1,773    $1,276

                                                                            ____

                                     Notes


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                                                                            ____

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                                                                            ____

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.acornfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust: 811-01829

(formerly Acorn Investment Trust)

                            [LOGO OF LIBERTY FUNDS]
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  LIBERTY ACORN USA  Prospectus, September 29, 2000
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Class Z Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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T A B L E  O F  C O N T E N T S
THE FUND                                                                   XX
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Investment Goals........................................................   xx
Principal Investment Strategies.........................................   xx
Principal Investment Risks..............................................   xx
Performance History.....................................................   xx
Your Expenses...........................................................   xx

YOUR ACCOUNT                                                               XX
------------
How to Buy Shares.......................................................   xx
Eligible Investors......................................................   xx
Sales Charges...........................................................   xx
How to Exchange Shares..................................................   xx
How to Sell Shares......................................................   xx
Fund Policy on Trading of Fund Shares...................................   xx
Other Information About Your Account....................................   xx

MANAGING THE FUND                                                          XX
-----------------
Investment Advisor......................................................   xx
Portfolio Manager.......................................................   xx


OTHER INVESTMENT
STRATEGIES AND RISKS                                                       XX
--------------------
The Information Edge....................................................   xx
Stock Strength Comes
First...................................................................   xx
Temporary Defensive
Strategies..............................................................   xx
Derivative Strategies...................................................   xx

FINANCIAL HIGHLIGHTS....................................................   XX
--------------------

Not FDIC  May Lose Value
          ------------------
Insured   No Bank Guarantee

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                         Liberty Acorn USA


INVESTMENT GOAL
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Liberty Acorn USA seeks to provide long-term growth of capital.

INVESTMENT STRATEGIES
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Liberty Acorn USA invests primarily in stocks of small-and medium-sized U.S.
companies. The Fund generally invests in the stocks of U.S. companies with capitalizations of less than $2 billion with the intention of holding them as they grow and selling them when they become large.

The Fund believes that these smaller, less-profiled companies may offer higher return potential than the stocks of large companies. Liberty Acorn USA typically looks for companies with:

 .  A strong business franchise that offers growth potential.
 .  Products and services that give the company a competitive advantage.
 . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

   Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
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The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to equity risk . This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

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                                                                               2
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Liberty Acorn USA

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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                                                                               3
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Liberty Acorn USA

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are measures of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Russell 2000 Index. The Russell 2000 Index is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
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The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS
_______________________________________________________________________________

          [BAR CHART]

          Year        Return
          ----        ------
          1997        32.30%
          1998         5.79%
          1999        23.02%

 _______________________________________________________________________________
                                        For period shown in bar chart:
                                        Best quarter: 4th quarter 1999, +18.93%
                                        Worst quarter: 3rd quarter 1998, -19.25%

Average Annual Total Returns -- for periods ended December 31, 1999

                     Inception Date                                Life of The
                                           1 Year      3 Years        Fund

Class Z                 9/4/96             23.02%      19.86%        23.33%
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Russell 2000             N/A               21.26%      13.08%        14.68%


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                                                                               4
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Liberty Acorn USA

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions


YOUR EXPENSES
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Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (paid directly from your investment)


Maximum sales charge (load) on purchases                   None
_________________________________________________________________
Maximum deferred sales charge (load) on
redemptions                                                None
_________________________________________________________________
Redemption fee (%) (as a percentage of
amount redeemed)                                           None


Annual Fund Operating Expenses (deducted directly from Fund assets)


Management/(1)/ (%)                                        .93
_________________________________________________________________
Distribution and service (12b-1) fees (%)                  None
_________________________________________________________________
Other expenses (%)                                         .22
_________________________________________________________________
Total annual fund operating expenses (%)                  1.15
_________________________________________________________________


Example Expenses (your actual costs may be higher or lower)

          1 Year    3 Years   5 Years   10 Years

           $117       $365     $ 633      $1,398


(1) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."
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                                                                               5
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                         Your Account


INVESTMENT MINIMUMS

Initial Investment ...................  $1,000
Subsequent Investments................  $   50
Automatic Investment Plan.............  $   50
Retirement Plans......................  $   25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES
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If you are an Eligible Investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method                    Instructions
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By check                  For new accounts, send a completed application and
(new account)             check made payable to the Fund to the transfer agent,
                          Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                          MA 02105-1722.
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By check                  For existing accounts, fill out and return the
(existing account)        additional investment stub included in your quarterly
                          statement, or send a letter of instruction including
                          the Fund name and account number with a check made
                          payable to the Fund to Liberty Funds Services, Inc.,
                          P.O. Box 1722, Boston, MA 02105-1722.
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By exchange               You may acquire shares by exchanging shares you own of
                          certain other Liberty funds distributed by Liberty
                          Funds Distributors, Inc. for Class Z shares of the
                          Fund at no additional cost. You also may exchange your
                          Class Z shares of the Fund for Class Z shares or, if
                          there are no Class Z shares, Class A shares of certain
                          other Liberty funds at net asset value without a sales
                          charge. See the Statement of Additional Information
                          for a listing of the funds currently available. There
                          may be an additional charge if exchanging from a money
                          market fund. To exchange by telephone, call 1-800-422-
                          3737.
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By wire                   You may purchase shares by wiring money from your bank
                          account to your Fund account. To wire funds to your
                          Fund account, call 1-800-422-3737 to obtain a control
                          number and the wiring instructions.
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By electronic funds       You may purchase shares by electronically
transfer (existing        transferring money from your bank account to your
account)                  Fund account by calling 1-800-422-3737. Electronic
                          funds transfers may take up to two business days to
                          settle and be considered in "good form." You must set
                          up this feature prior to your telephone request. Be
                          sure to complete the appropriate section of the
                          application.
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Automatic                 You can make monthly or quarterly investments
investment plan           automatically from your bank account to your Fund
                          account. You can select a pre-authorized amount to be
                          sent via electronic funds transfer. Be sure to
                          complete the appropriate section of the application
                          for this feature.
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By dividend               You may automatically invest dividends distributed by
diversification           certain Liberty funds into Class Z shares of the Fund
                          at no additional sales charge. To invest your
                          dividends in the Fund, call 1-800-345-6611.
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Through an                Contact your financial professional. Financial
intermediary              professionals may charge fees for their services.

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                                                                               6
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Your Account

ELIGIBLE INVESTORS
-------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. An Eligible Investor is:

 .      any shareholder who owned shares of any of the funds of Liberty Acorn
       Trust on September 29, 2000 (when all of the Trust's then outststanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc. or any member of the family of any such shareholder;

 .      any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

 .      any retirement plan with aggregate assets of at least $5 million at the time it purchases Class Z shares and which is purchasing shares directly from the distributor or through a third party broker-dealer;

 .      any insurance company, trust company or bank, which is purchasing shares for its own account;

 .      any endowment, investment company or foundation;

 .      any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate;

 .      any trustee of Liberty Acorn Trust, any employee of Liberty WAM, or a member of the family of the trustee or employee; and

 .      any person or entity listed in the account registration for any account
       (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has continued to hold shares of any funds distributed by Liberty Funds Distributor, Inc.

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors.

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                                                                               7
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Your Account

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


PRICE OF FUND SHARES
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Your purchases of Class Z shares are at net asset value, which is the value of a
Fund share without any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
You may exchange your Class Z shares of the Fund for shares of another fund of the Liberty Acorn Trust at no additional charge. You also may exchange your Class Z shares of the Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. See the Statement of Additional Information for a listing of the funds currently available. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
-------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

                                                                              __

Your Account


Outlined below are the various options for selling shares:

Method             Instructions
-------------------------------------------------------------------------------
By exchange        You may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional
                   cost. To exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By telephone       You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar
                   limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.
                   Certain restrictions apply to retirement accounts. For
                   details, call 1-800-345-6611.
-------------------------------------------------------------------------------
By mail            You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction,
                   note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All
                   account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national
                   stock exchange or another eligible guarantor institution.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                   1-800-345-6611.
                   Mail your letter of instruction to Liberty Funds Services,
                   Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------
By wire            You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                   telephone request. Be sure to complete the appropriate
                   section of the account application for this feature.
-------------------------------------------------------------------------------
By electronic      You may sell shares and request that the proceeds be
funds transfer     electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                   complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------

Systematic         You may automatically sell a specified dollar amount or
Withdrawal Plan    percentage on amonthly, quarterly or semiannual basis if
                   your account balance is at least $5,000 and have the proceeds sent to you. This feature is not available if you hold your shares in certificate form. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
-------------------------------------------------------------------------------
Through an         Contact your financial professional. Financial professionals
Intermediary       may charge fees for their services.



FUND POLICY ON TRADING OF FUND SHARES

-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase or order exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

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                                                                               9

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.acornfunds.com.

Redemption in Kind The Fund is obligated to pay for shares sold solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Sales in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If payment for a sale is made in kind, the selling shareholder would bear any transaction costs incurred in selling the securities received.

Share Certificates Share certificates are not available for Class Z shares.

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                                                                              10

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

 Dividend          Represents interest and dividends earned from securities held by the Fund.
--------------------------------------------------------------------------------
 Capital gains     Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


Distribution Options Normally, the Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

 Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
 Reinvest all distributions in shares of another Liberty fund
--------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains/(2)/
--------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options)/(2)/:
--------------------------------------------------------------------------------

 . send the check to your address of record

 . send the check to a third party address

 . transfer the money to your bank via electronic funds transfer

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ____

Your Account


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

                                                                            ____

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM, was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM is part of a larger business unit known as separate legal entities. LFG includes certain affiliates of the Liberty WAM, including Stein Roe & Farnham, Inc. and Colonial Management Associates, Inc. Stein Roe, Colonial and other LFG entities share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.93% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Robert A. Mohn

Lead portfolio manager

Robert Mohn is a vice president of Liberty Acorn Trust He has been a member of the domestic analytical team at Liberty WAM and WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Liberty Acorn USA since its inception in 1996, and also manages a mutual fund underlying variable insurance products and the U.S. portfolio of an investment company whose shares are offered only to non-U.S. investors. He is a CFA and holds a BS from Stanford University and an MBA from the University of Chicago.

                                                                            ____

Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategy, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in less-profiled, entrepreneurially managed smaller and mid-sized companies that it believes are benefiting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.

Growth Potential           Financial Strength         Fundamental Value
--------------------------------------------------------------------------------

 .   superior technology    .   stability              .   lower stock price
 .   innovative marketing   .   reduced risk               relative to growth
 .   solid management       .   competitive advantage      potential and
 .   dominant or niche      .   low debt                   capitalization
    position               .   adequate working       .   growth at a
 .   superior earnings          capital                    reasonable price
    prospects              .   conservative
 .   fast growing               accounting practices
    economy

The realization of this    A strong balance sheet     Once Liberty WAM uncovers
growth potential would     gives management greater   a great company, it
likely produce superior    flexibility to pursue      identifies a price that
performance that is        strategic objectives and   it believes would also
sustainable over time.     is essential to            make the stock a good
                           maintaining a competitive  value.
                           advantage.
--------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However,

                                                                            ____

Other Investment Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defense position may prevent the Fund from achieving its investment goal.

DERIVATIVE STRATEGIES
-------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

                                                                            ____

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class Z shares since inception. The Fund's fiscal year runs from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn USA

For a share outstanding throughout                   Year Ended         Year Ended        Year Ended         Inception 9/4/96
each period                                           12/31/99           12/31/98          12/31/97          Through 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
                                                       Class Z            Class Z           Class Z              Class Z
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   14.80         $   15.12        $   11.65               $  10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:

Net investment loss (a)                                      --              (.07)            (.07)                  (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
investments                                                3.32               .87             3.83                   1.67
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                                                 3.32               .80             3.76                   1.65
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                         --                --               --                     --
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                              (1.37)            (1.12)            (.29)                    --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (1.37)            (1.12)            (.29)                    --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   16.75         $   14.80        $   15.12               $  11.65
------------------------------------------------------------------------------------------------------------------------------------
Total return (c)                                           23.0%              5.8%            32.3%                  16.5%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net
assets (b)                                                 1.15%             1.20%            1.35%                  1.85%*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average
net assets                                                 0.00%             (.42%)           (.49%)                 (.99%)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      49%               42%              33%                    20%*
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                         $     371         $     281        $     185               $     53

(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the ratio of expenses to average net assets for Liberty Acorn USA reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 1.79% for the period ended December 31, 1996.

(c) Total return is not annualized for periods less than one year.

*Annualized

                                                                            ____

Notes

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                                                                            ____

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                                                                            ____

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.acornfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust: 811-01829

(formerly Acorn Investment Trust)

                            [LOGO OF LIBERTY FUNDS]

LIBERTY ACORN FOREIGN FORTY             Prospectus, September 29, 2000

Class Z Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Trust

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
T A B L E O F C O N T E N T S

THE FUND                                                                       XX
--------
Investment Goals...........................................................    xx
Principal Investment Strategies............................................    xx
Principal Investment Risks.................................................    xx
Performance History........................................................    xx
Your Expenses..............................................................    xx

YOUR ACCOUNT                                                                   XX
------------
How to Buy Shares..........................................................    xx
Eligible Investors.........................................................    xx
Price of Fund Shares.......................................................    xx
How to Exchange Shares.....................................................    xx
How to Sell Shares.........................................................    xx
Fund Policy on Trading of Fund Shares......................................    xx
Other Information About Your Account.......................................    xx

MANAGING THE FUND                                                              XX
-----------------
Investment Advisor.........................................................    xx
Portfolio Managers.........................................................    xx

OTHER INVESTMENT
STRATEGIES AND RISKS                                                           XX
--------------------
The Information Edge
Stock Strength Comes First
Temporary Defensive Strategies
Derivative Strategies

FINANCIAL HIGHLIGHTS                                                           XX
--------------------

Not FDIC  May Lose Value
          -----------------
Insured   No Bank Guarantee
                                                                            ____

                          Liberty Acorn Foreign Forty

INVESTMENT GOAL
-------------------------------------------------------------------------------
Liberty Acorn Foreign Forty seeks long-term growth of capital.

INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

Liberty Acorn Foreign Forty invests primarily in the stocks of medium- to larger-sized companies based in developed markets outside the U.S. The Fund invests in at least three countries. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60) with market capitalizations of $5 billion to $15 billion, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range are less profiled, and may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Liberty Acorn Foreign Forty typically looks for companies with:
 .    A strong business franchise that offers growth potential.
 .    Products and services that give the company a competitive advantage.
 .    A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Foreign Forty is an international fund and invests the majority of its assets in the stocks of foreign companies based in developed markets outside the U.S.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from

                                                                           ____

Liberty Acorn Foreign Forty

day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. this may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ____

Liberty Acorn Foreign Forty

UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class Z share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

Average annual total returns are measures of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to the SSB World ex-U.S. Cap Range $2-10 Billion Index. The SSB World ex-U.S. Range $2-10 Billion Index is Salomon Smith Barney's two to ten billion U.S. dollar security market subset of its Broad Market Index. It represents a midcap developed market index, excluding the U.S. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns/(1)/

--------------------------------------------------------------------------------
                 [Bar Chart]

          Year            Return
          ----            ------
          1999            81.60%

--------------------------------------------------------------------------------

                                        For period shown in bar chart:
                                        Best quarter: 4th quarter 1999, +46.65%
                                        Worst quarter: 3rd quarter 1999, +3.90%


Average Annual Total Returns -- for periods ended December 31, 1999/(1)/



                       Inception Date          1 Year          Life of the Fund

Class Z                    11/23/98            81.60%                87.58%
-------------------------------------------------------------------------------
SSB Cap Range $2-10B         N/A               23.52%                24.89%

(1) The Fund's performance during 1999 was achieved in a period of unusual market conditions that are unlikely to continue.

                                                                            ____

Liberty Acorn Foreign Forty

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to the Fund's distributor.

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . fund operating expenses remain the same

 . assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees (paid directly from your investment)


Maximum sales charge (load) on purchases                   None
-----------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                                None
-----------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed)                                           None


Annual Fund Operating Expenses (deducted directly from Fund assets)


Management/(2)/ (%)                                         .95
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  None
-----------------------------------------------------------------
Other expenses (%)                                          .62
-----------------------------------------------------------------
Total annual fund operating expenses/(3)/ (%)              1.57
-----------------------------------------------------------------


Example Expenses (your actual costs may be higher or lower)

          1 Year       3 Years         5 Years        10 Years

            $160          $496           $ 855          $1,867

(2) In addition to the management fee, the Fund pays the Advisor an administrative fee of .05%, which is included in "Other Expenses."

(3) The Fund's advisor has undertaken to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of its average annual net assets. This expense limitation is voluntary and is terminable by either the Fund or its advisor on 30 days' notice to the other. As a result, the actual total annual fund operating expenses would be 1.45% of the Fund's average net assets.

                                                                            ____

                                 Your Account

INVESTMENT MINIMUMS

Initial Investment ...............................................  $1,000
Subsequent Investments............................................     $50
Automatic Investment Plan.........................................     $50
Retirement Plans..................................................     $25

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------
If you are an Eligible Investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

Outlined below are the various options for buying shares:

Method                       Instructions
-------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and
(new account)                check made payable to the Fund to the transfer
                             agent, Liberty Funds Services, Inc., P.O. Box
                             1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------
By check                     For existing accounts, fill out and return the
(existing account)           additional investment stub included in your
                             quarterly statement, or send a letter of
                             instruction including the Fund name and account
                             number with a check made payable to the Fund to
                             Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.
-------------------------------------------------------------------------------
By exchange                  You may acquire shares by exchanging shares you own
                             of certain other Liberty funds distributed by
                             Liberty Funds Distributors, Inc. for Class Z shares
                             of the Fund at no additional cost. You also may
                             exchange your Class Z shares of the Fund for Class
                             Z shares or, if there are no Class Z shares, Class
                             A shares of certain other Liberty funds at net
                             asset value without a sales charge. See the
                             Statement of Additional Information for a listing
                             of the funds currently available. There may be an
                             additional charge if exchanging from a money market
                             fund. To exchange by telephone, call 1-800-422-
                             3737.
-------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your
                             bank account to your Fund account. To wire funds to
                             your Fund account, call 1-800-422-3737 to obtain a
                             control number and the wiring instructions.
-------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically
transfer (existing           transferring money from your bank account to your
account)                     Fund account by calling 1-800-422-3737. Electronic
                             funds transfers may take up to two business days to
                             settle and be considered in "good form." You must
                             set up this feature prior to your telephone
                             request. Be sure to complete the appropriate
                             section of the application.
-------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments
investment plan              automatically from your bank account to your Fund
                             account. You can select a pre-authorized amount to
                             be sent via electronic funds transfer. Be sure to
                             complete the appropriate section of the application
                             for this feature.
-------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed
diversification              by certain Liberty funds into Class Z shares of the
                             Fund at no additional sales charge. To invest your
                             dividends in the Fund, call 1-800-345-6611.
-------------------------------------------------------------------------------
Through an                   Contact your financial professional. Financial
intermediary                 professionals may charge fees for their services.

                                                                            ____

ELIGIBLE INVESTORS
-------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. An Eligible Investor is:

 .    any shareholder who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc. or any member of the family of any such shareholder;

 .    any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

 .    any retirement plan with aggregate assets of at least $5 million at the time it purchases Class Z shares and which is purchasing shares directly from the distributor or through a third party broker-dealer;

 .    any insurance company, trust company or bank, which is purchasing shares for its own account;

 .    any endowment, investment company or foundation;

 .    any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate;

 .    any trustee of Liberty Acorn Trust, any employee of Liberty WAM, or a member of the family of the trustee or employee; and

 .    any person or entity listed in the account registration for any account
     (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any funds distributed by Liberty Funds Distributor, Inc.

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors.

                                                                            ____

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

PRICE OF FUND SHARES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Fund share without any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your Class Z shares of the Fund for shares of another fund of the Liberty Acorn Trust at no additional charge. You also may exchange your Class Z shares of the Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. See the Statement of Additional Information for a listing of the funds currently available.
Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611 Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

                                                                            ____

Outlined below are the various options for selling shares:

Method             Instructions
-------------------------------------------------------------------------------
By exchange        You may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional
                   cost. To exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By telephone       You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar
                   limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.
                   Certain restrictions apply to retirement accounts. For
                   details, call 1-800-345-6611.
-------------------------------------------------------------------------------
By mail            You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.
                   Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                   1-800-422-3737.

                   Mail your letter of instruction to Liberty Funds Services,
                   Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire            You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                   telephone request. Be sure to complete the appropriate
                   section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic      You may sell shares and request that the proceeds be
funds transfer     electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                   complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
Systematic         You may automatically sell a specified dollar amount or
Withdrawal Plan    percentage on a monthly, quarterly or semiannual basis if
                   your account balance is at least $5,000 and have the proceeds sent to you. This feature is not available if you hold your shares in certificate form. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
-------------------------------------------------------------------------------
Through an         Contact your financial professional. Financial professionals
Intermediary       may charge fees for their services.


FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

                                                                            ____

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.acornfunds.com.

Redemption in Kind The Fund is obligated to pay for shares sold solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Sales in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If payment for a sale is made in kind, the selling shareholder would bear any transaction costs incurred in selling the securities received.

Share Certificates  Share certificates are not available for Class Z shares.

                                                                            ____

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions

Dividend             Represents interest and dividends earned from securities
                     held by the Fund.
--------------------------------------------------------------------------------
Capital gains        Represents net long-term capital gains on sales of
                     securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options Normally, the Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another Liberty fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains(4)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)(4):

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

(4) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                            ____

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim on offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

                                                                            ____

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM, was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM is part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of the Liberty WAM, including Stein Roe & Farnham, Inc. and Colonial Management Associates, Inc. Stein Roe, Colonial and other LFG entities share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund.

Liberty WAM's advisory fee for managing the Fund in 1999 was 0.95% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of .05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Marcel P. Houtzager
Co-portfolio manager

Marcel Houtzager is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Foreign Forty since its inception in 1998. He has been a member of the international analytical team at Liberty WAM and WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000. Mr. Houtzager also manages an international mutual fund underlying variable insurance products and the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors. He is a CFA and a CPA, and earned his BA from Pomona College and his MBA from the University of California at Berkley.

                                                                            ____

Managing the Fund

Roger D. Edgley
Co-portfolio manager

Roger Edgley is a vice president of Liberty Acorn Trust and became co-portfolio manager of Liberty Acorn Foreign Forty in December 1999. He has been director of International Research at Liberty WAM and WAM, and was a principal of WAM from January 1999 to September 29, 2000. Mr. Edgley has been a member of the international analytical team at Liberty WAM and WAM since 1994. Prior to that, Mr. Edgley was a securities analyst in Hong Kong. He is a CFA and was educated in the United Kingdom, completing his MSc degree from the London School of Economics.

                                                                            ____

Other Investment Strategies and Risks

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Fund's principal investment strategies and their associated risks. This section provides more detail about the Fund's investment strategy, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------
The Fund invests in less-profiled, entrepreneurially managed smaller, mid-sized and larger companies that it believes are benefiting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.

Growth Potential           Financial Strength          Fundamental Value
--------------------------------------------------------------------------------
[_]  superior technology   [_]  stability              [_]  lower stock price
[_]  innovative            [_]  reduced risk                relative to growth
     marketing                                              potential and
[_]  solid management      [_]  competitive                 capitalization
                                advantage
[_]  dominant or niche     [_]  low debt               [_]  growth at a
     position                                               reasonable price
[_]  superior earnings     [_]  adequate working
     prospects                  capital

[_]  fast growing          [_]  conservative
     economy                    accounting practices

The realization of this    A strong balance sheet      Once Liberty WAM
growth potential would     gives management            uncovers a great
likely produce superior    greater flexibility to      company, it
performance that is        pursue strategic            identifies a
sustainable over time.     objectives and is           price that it
                           essential to                believes would
                           maintaining                 also make the
                           a competitive               stock a good
                           advantage.                  value.
--------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs. by investing with a long-term time horizon (at least two to five years). However,

                                                                            ____

Other Investment Strategies and Risks

securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defense position may prevent the Fund from achieving its investment goal.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

                                                                            ____

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class Z shares since inception.. The Fund's fiscal year runs from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

Liberty Acorn Foreign Forty
--------------------------------------------------------------------------------------------------------------
                                                                         Year Ended    Inception 11/23/98
                                                                          12/31/99      Through 12/31/98
--------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period
--------------------------------------------------------------------------------------------------------------
                                                                           Class Z           Class Z
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 11.00           $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Net investment loss (a)                                                      (.02)             (.01)
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              8.98              1.01
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                             8.96              1.00
--------------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from net realized and unrealized gains reportable
for federal income taxes                                                     (.03)               --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 19.93           $ 11.00
--------------------------------------------------------------------------------------------------------------
Total return (d)                                                             81.6%             10.0%
--------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net assets (b)(c)                               1.48%             1.73%*
--------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (c)                       (.17%)            (.78%)*
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                        60%               90%*
--------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                                             $   107           $    16

(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the expense ratio reflects total expenses prior to the reduction of custodian fees for cash balances it maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.45% for the period ended December 31, 1998, and the year ended December 31, 1999.

(c) Liberty Acorn Foreign Forty was reimbursed by Liberty WAM for certain net expenses from November 23, 1998 through December 31, 1999. Without the reimbursement, the ratio of expenses (prior to custodian fees paid indirectly) to average net assets and the ratio of net investment income to average net assets would have been 2.70% and (1.75%), respectively, for the period ended 12/31/98 and 1.57% and (.26%), respectively, for the year ended 12/31/99.

(d)  Total return is not annualized for periods less than one year.

     *Annualized

                                                                            ____

Notes

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                                                                            ____
                                                                              18

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                                                                            ____
                                                                              19

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.acornfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Acorn Trust: 811-01829

(formerly Acorn Investment Trust)

--------------------------------------------------------------------------------
                            [LOGO] [LIBERTY FUNDS]

LIBERTY ACORN TRUST                            Prospectus, September 29, 2000


Class Z Shares

Advised by Liberty Wanger Asset Management, L.P.

Liberty Acorn Fund
Liberty Acorn International
Liberty Acorn USA
Liberty Acorn Twenty
Liberty Acorn Foreign Forty

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
T A B L E  O F  C O N T E N T S

THE FUNDS                                                                  XX
---------
Investment Goals.........................................................  xx
Principal Investment Strategies..........................................  xx
Principal Investment Risks...............................................  xx
Performance History......................................................  xx
Your Expenses............................................................  xx

YOUR ACCOUNT                                                               XX
------------
How to Buy Shares........................................................  xx
Eligible Investors.......................................................  xx
Sales Charges............................................................  xx
How to Exchange Shares...................................................  xx
How to Sell Shares.......................................................  xx
Other Information About Your Account.....................................  xx


MANAGING THE FUNDS                                                         XX
------------------
Investment Advisor.......................................................  xx
Portfolio Managers.......................................................  xx

OTHER INVESTMENT
STRATEGIES AND RISKS                                                       XX
--------------------
The Information Edge.....................................................  xx
Stock Strength Comes First...............................................  xx
Temporary Defensive Strategies...........................................  xx
Derivative Strategies....................................................  xx

FINANCIAL HIGHLIGHTS                                                       XX

Not FDIC   May Lose Value
           -----------------
Insured    No Bank Guarantee

                         Liberty Acorn Fund

                         INVESTMENT GOAL
                         -------------------------------------------------------

                         Liberty Acorn Fund seeks to provide long-term growth of capital

                         PRINCIPAL INVESTMENT STRATEGIES
                         -------------------------------------------------------

                         Liberty Acorn Fund invests primarily in the stocks of small-and medium-sized companies. The Fund generally invests in the stocks of companies around the globe with capitalizations of less than $2 billion with the intention of holding them as they grow and selling them when they become large.

                         The Fund believes that these smaller, less-profiled companies may offer higher return potential than the stocks of large companies.

                         Liberty Acorn Fund typically looks for companies with:

                         . A strong business franchise that offers growth potential.

                         . Products and services that give a company a competitive advantage.

                         . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

                         Liberty Acorn Fund invests the majority of its assets in U.S. companies, but also invests a portion of its holdings in companies in developed and emerging markets outside the U.S. The Fund may invest up to 33% of its assets in non-U.S. companies.

                         Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

                         PRINCIPAL INVESTMENT RISKS
                         -------------------------------------------------------

                         The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

                         Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

                         Since it purchases equity securities, the Fund is subject to equity risk . This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result

                                                                            ____

Liberty Acorn Fund

                         from factors affecting individual companies, industries or the securities market as a whole.

                         Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

                         The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

                         Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

                         Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

                         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ____

Liberty Acorn Fund

UNDERSTANDING PERFORMANCE

Calendar year total return shows the Fund's Class Z share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to the S&P 500 Index and the Russell 2000 Index. The S&P 500 Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell 2000 Index is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns

--------------------------------------------------------------------------------

                    [Bar Chart]
          Year                     Return
          ----                     ------
           '90                     (17.52%)
           '91                      47.35%
           '92                      24.23%
           '93                      32.32%
           '94                      (7.45%)
           '95                      20.80%
           '96                      22.55%
           '97                      24.98%
           '98                       6.02%
           '99                      33.38%

--------------------------------------------------------------------------------

For period shown in bar chart:
Best quarter: 4th quarter 1999, +21.94%
Worst quarter: 3rd quarter 1990, -23.77%


Average Annual Total Returns -- for periods ended December 31, 1999

                                  1 Year           5 Years         10 Years

 Class Z                           33.38%           21.21%           17.06%
--------------------------------------------------------------------------------
 S&P 500                           21.04%           28.56%           18.19%
--------------------------------------------------------------------------------
                                   21.26%           16.69%           13.39%
Russell 2000

                                                                            ____

Liberty Acorn Fund

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to the Fund's distributor.

Redemption Fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . Fund operating expenses remain the same

 . Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees (paid directly from your investment)


Maximum sales charge (load) on purchases                   None
--------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                                None
--------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed)                                           None


Annual Fund Operating Expenses (deducted directly from Fund assets)


Management and administration fees (%)                      .69
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  None
--------------------------------------------------------------------
Other expenses (%)                                          .16
--------------------------------------------------------------------
Total annual fund operating expenses (%)                    .85
--------------------------------------------------------------------


Example Expenses (your actual costs may be higher or lower)

               1 Year         3 Years         5 Years        10 Years

                 $87            $271           $471           $1,049

                                                                            ____

                         Liberty Acorn International

                         INVESTMENT GOAL
                         -------------------------------------------------------

                         Liberty Acorn International seeks to provide long-term growth of capital.

                         PRINCIPAL INVESTMENT STRATEGIES
                         -------------------------------------------------------

                         Liberty Acorn International invests primarily in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the U.S. (or whose primary business takes place outside the U.S.) with capitalizations of less than $5 billion with the intention of holding them as they grow and selling them when they become large.

                         The Fund believes that smaller, less-profiled companies - particularly outside the U.S. - may offer higher return potential than the stocks of large companies.

                         Liberty Acorn International typically looks for companies with:

                         . A strong business franchise that offers growth potential.

                         . Products and services that give a company a competitive advantage.

                         . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

                         Liberty Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed and emerging markets outside the U.S.

                         Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

                         PRINCIPAL INVESTMENT RISKS
                         -------------------------------------------------------

                         The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

                         Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

                         Since it purchases equity securities, the Fund is subject to equity risk . This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by

                                                                            ____

Liberty Acorn International

                         such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

                         Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

                         The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

                         Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

                         Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

                         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ____

Liberty Acorn International

UNDERSTANDING PERFORMANCE

Calendar year total return shows the Fund's Class Z share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-year, five-year and life of the funds periods. It includes the effects of Fund expenses.

The Fund's return is compared to Morgan Stanley's Europe, Australasia and Far East Index (EAFE), an index of companies throughout the world in proportion to world stock market capitalizations, excluding the U.S. and Canada, and the EMI (world ex-U.S.) Salomon Smith Barney's index of the bottom 20% of institutionally investable capital of countries, selected by Salomon and excluding the U.S. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns/(1)/

--------------------------------------------------------------------------------

                  [Bar Chart]
          Year                Returns
          ----                -------
           '93                 49.11%
           '94                 (3.80%)
           '95                  8.93%
           '96                 20.65%
           '97                   .19%
           '98                 15.43%
           '99                 79.19%

--------------------------------------------------------------------------------

For period shown in bar chart:
Best quarter: 4th quarter 1999, +41.63%
Worst quarter: 3rd quarter 1998, -16.05%


Average Annual Total Returns -- for periods ended December 31, 1999/(1)/


                           Inception Date   1 Year   5 Years    Life of the Fund

Class Z                       9/23/92        79.19%    22.19%        21.73%
--------------------------------------------------------------------------------
EAFE                            N/A          26.96%    12.83%        13.51%
--------------------------------------------------------------------------------
EMI (world ex-U.S.)             N/A          23.52%     7.21%         9.48%
--------------------------------------------------------------------------------

(1) The Fund's performance in 1999 was achieved during a period of unusual market conditions that are unlikely to continue.

                                                                            ____

Liberty Acorn International

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to the Fund's distributor.

Redemption Fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . Fund operating expenses remain the same

 . Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


 Shareholder Fees (paid directly from your investment)

 Maximum sales charge (load) on purchases                   None
-------------------------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions                                                None
-------------------------------------------------------------------------
 Redemption fee (%) (as a percentage of
 amount redeemed)                                           None



 Annual Fund Operating Expenses (deducted directly from Fund assets)

 Management and administration fees (%)                      .81
-------------------------------------------------------------------------
 Distribution and service (12b-1) fees (%)                  None
-------------------------------------------------------------------------
 Other expenses (%)                                          .30
-------------------------------------------------------------------------
 Total annual fund operating expenses (%)                   1.11


Example Expenses (your actual costs may be higher or lower)

                         1 Year       3 Years      5 Years       10 Years

                          $113         $353         $ 612         $1,352

                                                                            ____

                         Liberty Acorn USA

                         INVESTMENT GOAL
                         -------------------------------------------------------

                         Liberty Acorn USA seeks to provide long-term growth of capital.

                         PRINCIPAL INVESTMENT STRATEGIES
                         -------------------------------------------------------

                         Liberty Acorn USA invests primarily in stocks of small- and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with capitalizations of less than $2 billion with the intention of holding them as they grow and selling them when they become large.

                         The Fund believes that these smaller, less-profiled companies may offer higher return potential than the stocks of large companies.

                         Liberty Acorn USA typically looks for companies with:

                         . A strong business franchise that offers growth potential.

                         . Products and services that give a company a competitive advantage.

                         . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

                         Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

                         PRINCIPAL INVESTMENT RISKS
                         -------------------------------------------------------

                         The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

                         Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

                         Since it purchases equity securities, the Fund is subject to equity risk . This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

                                                                            ____

Liberty Acorn USA

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ___

Liberty Acorn USA

UNDERSTANDING PERFORMANCE

Calendar year total return shows the Fund's Class Z share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-year, three-year and life of the Fund periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Russell 2000 Index. The Russell 2000 Index is a market-weighted index, with dividends reinvested, of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for one year, three years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns

--------------------------------------------------------------------------------

                 [Bar Chart]
          Year                Return
          ----                ------
           '97                32.30%
           '98                 5.79%
           '99                23.02%

--------------------------------------------------------------------------------

For period shown in bar chart:
Best quarter: 4th quarter 1999, +18.93%
Worst quarter: 3rd quarter 1998, -19.25%


Average Annual Total Returns -- for periods ended December 31, 1999

                    Inception Date     1 Year      3 Years      Life of the Fund

Class Z                 9/4/96         23.02%      19.86%            23.33%
-------------------------------------------------------------------------------
Russell 2000             N/A           21.26%      13.08%           14.68%

                                                                             ___

Liberty Acorn USA

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to the Fund's distributor.

Redemption Fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . Fund operating expenses remain the same

 . Assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees (paid directly from your investment)

 Maximum sales charge (load) on purchases                   None
------------------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions                                                None
------------------------------------------------------------------
 Redemption fee (%) (as a percentage of
 amount redeemed, if applicable)                            None

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management and administration fees (%)                      .93
------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                   None
------------------------------------------------------------------
Other expenses (%)                                          .22
------------------------------------------------------------------
Total annual fund operating expenses (%)                   1.15
------------------------------------------------------------------

Example Expenses (your actual costs may be higher or lower)

          1 Year         3 Years        5 Years      10 Years

           $117           $365           $633         $1,398

                                                                             ___

Liberty Acorn Twenty
--------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn Twenty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations of $2 billion to $12 billion, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range are less profiled, and may offer higher return potential than the stocks of companies with capitalizations above $12 billion.

Liberty Acorn Twenty typically looks for companies with:

 .  A strong business franchise that offers growth potential.

 .  Products and services that give a company a competitive advantage.

 . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

                                                                             ___

Liberty Acorn Twenty

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ___

Liberty Acorn Twenty

UNDERSTANDING PERFORMANCE

Calendar year total return shows the Fund's Class Z share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-year and the life of the Fund periods. It includes the effects of Fund expenses.

The Fund's return is compared to the S&P MidCap 400 Index. The S&P MidCap 400 is an unmanaged, market value-weighted index of 400 midcap U.S. companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's performance for the past year by illustrating the Fund's calendar year total return for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for one year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns

--------------------------------------------------------------------------------

                  [Bar Chart]
          Year                Returns
          ----                -------
           '99                29.30%

--------------------------------------------------------------------------------

For period shown in bar chart:
Best quarter: 4th quarter 1999, +14.35%
Worst quarter: 3rd quarter 1999, -7.13%


Average Annual Total Returns -- for periods ended December 31, 1999

                 Inception Date         1 Year              Life of Fund

Class Z             11/23/98            29.30%                 34.44%
--------------------------------------------------------------------------------
S&P MidCap 400         N/A              14.72%                 24.66%

                                                                             ___

Liberty Acorn Twenty

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to the Fund's distributor.

Redemption Fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . Fund operating expenses remain the same

 . Assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees (paid directly from your investment)

Maximum sales charge (load) on purchases                   None
---------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                                None
---------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed)                                           None
---------------------------------------------------------------

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management and administration fees (%)                     0.90
---------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  None
---------------------------------------------------------------
Other expenses (%)                                         0.51
---------------------------------------------------------------
Total annual fund operating expenses /(1)/ (%)             1.41
---------------------------------------------------------------

Example Expenses (your actual costs may be higher or lower)

1 Year         3 Years        5 Years        10 Years

$144           $446           $ 771          $1,691

(1) The Fund's advisor has undertaken to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses if any) exceeding 1.35% of its average annual net assets. This expense limitation is voluntary and is terminable by either the Fund or its advisor on 30 days' notice to the other. As a result, the actual total annual fund operating expenses would be 1.35% of the Fund's average annual net assets.



                                                                             ___

Liberty Acorn Foreign Forty

INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn Foreign Forty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn Foreign Forty invests primarily in the stocks of medium- and larger-sized companies based in developed markets outside the U.S. The Fund invests in at least three countries. The Fund is a non-diversified Fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60) with market capitalizations of $5 billion to $15 billion, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range are less profiled, and may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Liberty Acorn Foreign Forty typically looks for companies with:

 .  A strong business franchise that offers growth potential.

 .  Products and services that give a company a competitive advantage.

 . A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Foreign Forty is an international fund and invests the majority of its assets in the stocks of foreign companies based in developed markets outside the U.S.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to equity risk . This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by

                                                                             ___

Liberty Acorn Foreign Forty

industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ___

Liberty Acorn Foreign Forty

UNDERSTANDING PERFORMANCE

Calendar year total return shows the Fund's Class Z share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

Average annual total return is a measure of the Fund's performance over the past one-year and the life of the Fund periods. It includes the effects of Fund expenses.

The Fund's return is compared to the SSB Cap Range $2-10B Index. The SSB World ex-U.S. Cap Range $2-10 Billion Index is Salomon Smith Barney's two to ten billion U.S. dollar security market subset of its Broad Market Index. It represents a midcap developed market index, excluding the U.S. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance for the past year by illustrating the Fund's calendar year total return for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for one year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

Calendar Year Total Returns/(1)/

------------------------------------------------------------------------------

                 [Bar Chart]
          Year                Returns
          ----                -------
           '99                81.60%

-----------------------------------------------------------------------------

For period shown in bar chart:
Best quarter: 4th quarter 1999, +46.65%
Worst quarter: 3rd quarter 1999, -3.90%


Average Annual Total Returns -- for periods ended December 31, 1999/(1)/

                         Inception Date       1 Year         Life of Fund

Class Z                     11/23/98         81.60%             87.58%
-------------------------------------------------------------------------------
SSB Cap Range $2-10B          N/A            23.52%             24.89%
-------------------------------------------------------------------------------

(1) The Fund's performance during 1999 was achieved in a period of unusual market conditions that are unlikely to continue.

                                                                             ___

Liberty Acorn Foreign Forty


UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to the Fund's distributor.

Redemption Fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

 . $10,000 initial investment

 . 5% total return for each year

 . Fund operating expenses remain the same

 . Assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (paid directly from your investment)



Maximum sales charge (load) on purchases                   None
----------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions        None
----------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed)    None


Annual Fund Operating Expenses (deducted directly from Fund assets)



Management and administration fees (%)                     0.95
----------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  None
----------------------------------------------------------------------
Other expenses (%)                                         0.62
----------------------------------------------------------------------
Total annual fund operating expenses /(2)/ (%)             1.57


Example Expenses (your actual costs may be higher or lower)

          1 Year      3 Years     5 Years     10 Years

           $160        $496        $ 855       $1,867


(2) The Fund's advisor has undertaken to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of its average net assets. This expense limitation undertaking is voluntary and is terminable by either the Fund or its advisor on 30 days' notice to the other. As a result, the actual total annual Fund operating expenses would be 1.45% of the Fund's average net assets.
                                                                             ___

                                 Your Account

INVESTMENT MINIMUMS

Initial Investment....................................... $1,000
Subsequent Investments................................... $   50
Automatic Investment Plan................................ $   50
Retirement Plans ........................................ $   25


The Funds reserve the right to change these investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

If you are an Eligible Investor your shares will be bought at the next calculated price (described below), after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Funds reserve the right to refuse a purchase order for any reason, including if a Fund believes that doing so would be in the best interest of the Funds and its shareholders.

Outlined below are the various options for buying shares:

Method                       Instructions
------------------------------------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and check made payable
(new account)                to the Fund to the transfer agent, Liberty Funds Services, Inc., P.O. Box
                             1722, Boston, MA 02105-1722.
------------------------------------------------------------------------------------------------------------
By check                     For existing accounts, fill out and return the additional investment stub
(existing account)           included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.
------------------------------------------------------------------------------------------------------------
By exchange                  You may acquire shares by exchanging shares you own in one Fund for shares of the same class of another Liberty Acorn Fund at no additional cost. You also may exchange your Class Z shares of a Fund for Class Z or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds Distributors, Inc., at net asset value without a sales charge. See the SAI for a listing of the funds currently available.
                             There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your bank account to your
                             Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
------------------------------------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically transferring money from your
transfer (existing           bank account to your Fund account by calling 1-800-422-3737.
account)                     Electronic funds transfers may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
------------------------------------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments automatically from your
investment plan              bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by one Liberty Acorn
diversification              Fund into the same class of shares of another Liberty Acorn Fund at no additional sales charge. To invest your dividends in another Fund, call 1-
                             800-345-6611.
------------------------------------------------------------------------------------------------------------
Through an                   Contact your financial professional.
intermediary

                                                                             ___

Your Account

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Funds, directly or by exchange. An Eligible Investor is:

 .    any shareholder who owned shares of any funds of Liberty Acorn Trust on
     September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc. or any member of the family of any such shareholder;

 .    any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

 .    any retirement plan with aggregate assets of at least $5 million at the time it purchases Class Z shares and which is purchasing shares directly from the distributor or through a third party broker-dealer;

 .    any insurance company, trust company or bank, which is purchasing shares for its own account;

 .    any endowment, investment company or foundation;

 .    any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate;

 .    any trustee of Liberty Acorn Trust, any employee of Liberty WAM, or a member of the family of the trustee or employee; and

 .    any person or entity listed in the account registration for any account
     (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has continued to hold shares of any funds distributed by Liberty Funds Distributor, Inc.

If you have any questions about your eligibility to purchase Class Z shares of the Funds, please call 800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Funds reserve the right to change the criteria for eligible investors.

                                                                             ___

Your Account

TYPES OF ACCOUNTS
--------------------------------------------------------------------------------

Outlined below are the accounts that may be opened by an Eligible Investor:

ACCOUNT
Individual or Joint               Individual accounts are owned by one person. Joint accounts have
Ownership                         two or more owners. These accounts are intended for your general investment needs.
---------------------------------------------------------------------------------------------------------------
Retirement Plans                  These plans require a special application. Please call 800-XXX-XXXX or visit www.acornfunds.com to request an application.
                                           ------------------
---------------------------------------------------------------------------------------------------------------
                                  Individual Retirement Accounts (IRAs) allow anyone of legal age and under 70 1/2 with earned income to save up to $2,000 per tax year. If your spouse has less than $2,000 in earned income, he or she may still contribute up to $2,000 to an IRA, so long as you and your spouse's combined earned income is at least $4,000 and you file a joint tax return. Contributions may be deductible, depending on your income and participation in an employer-sponsored plan.
---------------------------------------------------------------------------------------------------------------
                                  Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.
---------------------------------------------------------------------------------------------------------------
                                  Roth IRAs allow single taxpayers with income up to $95,000 per year, and married couples with income up to $150,000 per year, to contribute up to $2,000 each or $4,000 per couple, respectively, per year. Contributions to Roth IRAs are not tax-deductible but withdrawals are not taxable if the Roth IRA has been held at least five years, and you are at least 59 1/2 or disabled or use the proceeds to purchase a first home (subject to certain restrictions).
---------------------------------------------------------------------------------------------------------------
                                  Simplified Employee Pension Plans (SEP-IRAs) allow small
                                  business owners or those with self-employment income to make tax-
                                  deductible contributions of up to 15% of the first $170,000 of compensation per year for themselves and any eligible employees.
---------------------------------------------------------------------------------------------------------------
                                  Simple-IRAs must be established by an employer, including a self-
                                  employed person, and enable all employees of the employer to elect to have up to $6,000 per year deducted form their paychecks on a before-tax basis and deposited directly into an account maintained for the individual employee. The employer is also generally required to make a contribution for each employee who elects to contribute.
                                  SIMPLE-IRAs require a special application (call 800-XXX-XXXX).
---------------------------------------------------------------------------------------------------------------
                                  Education IRAs allow individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.
---------------------------------------------------------------------------------------------------------------
                                  Funds may be used as an investment in other kinds of retirement plans , including Keogh or corporate profit sharing and money purchase plans, 403(b) plans and 401(k) plans. All of these accounts need to be established by the trustee of the plan. Acorn does not offer prototypes of these plans.
---------------------------------------------------------------------------------------------------------------
Gift or Transfer to a             These custodial accounts provide a way to give money to a minor.
Minor (UGMA,                      The gift is irrevocable, and the minor gains control of the account
UTMA)                             once he or she reaches the age of majority.
---------------------------------------------------------------------------------------------------------------
Trust or Established              The trust or plan must be established before you can open an
Employee Benefit or               account. Please include the date of the trust or plan and the
Profit-Sharing Plan               trustee(s) name(s) on the application. Please send copies of the first and last pages of the trust plan or document with your application.
---------------------------------------------------------------------------------------------------------------
Corporation or                    This account is for a corporation, association, partnership or similar
Other Entity                      institution. Along with your application, you will need to send a copy of the corporate resolution with your application.

                                                                             ___

Your Account

 CHOOSING A SHARE CLASS

 The Funds offer one class of shares in this prospectus -- Class Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


PRICE OF FUND SHARES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Fund share without any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Funds through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no sales charges or limitations if you purchase shares directly from the Funds, except as described in this prospectus.

If an intermediary is an agent or designee of the Funds, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your Class Z shares of the Funds for shares of another Fund at no additional charge. You also may exchange your Class Z shares of any Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. See the Statement of Additional Information for a listing of the funds currently available. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Funds may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Funds. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of a Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of

                                                                             ---

Your Account

your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

Outlined below are the various options for selling shares:

Method                        Instructions
----------------------------------------------------------------------------------------------------------------
By exchange                   You may sell shares by exchanging from a Fund into Class Z shares or
                              Class A shares of another fund distributed by Liberty Funds Distributors,
                              Inc.at no additional cost. To exchange by telephone, call 1-800-422-
                              3737.
----------------------------------------------------------------------------------------------------------------
By telephone                  You may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-
                              6611.
----------------------------------------------------------------------------------------------------------------
By mail                       You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-422-3737.

                              Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box
                              1722, Boston, MA 02105-1722.
----------------------------------------------------------------------------------------------------------------
By wire                       You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------------------
By electronic                 You may sell shares and request that the proceeds be electronically
funds transfer                transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------------------
Systematic                    You may sell a specified dollar amount of shares from your account on a
Withdrawal Plan               monthly or quarterly basis. The sale takes place on or around the 23/rd/
                              day of the month (for monthly redemptions) or the 23/rd/ day of January,
                              April, July and October (for quarterly redemptions). You must have an account balance of at least $25,000 to be eligible for this service.
----------------------------------------------------------------------------------------------------------------
Through an                    Contact your financial professional.
Intermediary

                                                                             ___

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Funds' Share Price is Determined The price of a Fund's Class Z Shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by [Liberty Acorn (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services)]. In most cases, in order to receive that day's price, Liberty Acorn must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

A Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because Liberty Acorn Fund, Liberty Acorn International and Liberty Acorn Foreign Forty may hold securities that are traded on foreign exchanges, the value of these Funds' securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Funds in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Funds' web site at www.acornfunds.com.

Redemption in Kind The Funds are obligated to pay for shares sold solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Sales in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities. If payment for a sale is made in kind, the selling shareholder would bear any transaction costs incurred in selling the securities received.

Share Certificates Share certificates are not available for Class Z shares.

                                                                             ___

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may realize capital gains and losses on sales of its securities. A Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of your Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

Dividends, Distributions, and Taxes Each Fund has the potential to make the following distributions:


Types of Distributions

Dividend            Represents interest and dividends earned from securities held by a Fund.
----------------------------------------------------------------------------------------------------
Capital gains       Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options Normally, each Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6511.

If you do not indicate on your application your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.


Distribution Options

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another Fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains(1)
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options) (1):

 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

(1) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                                                                             ___

Your Account

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Foreign Income Taxes A Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If your Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce that Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by Liberty Acorn International or Liberty Acorn Foreign Forty.

                                                                             ___

Managing the Fund

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Funds' investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Funds, since 1992. In its duties as investment advisor, Liberty WAM runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. As of June 30, 2000, Liberty WAM managed over $9 billion in assets.

WAM, was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the Statement of Additional Information.

Liberty WAM is part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of the Liberty WAM, including Stein Roe & Farnham, Inc. and Colonial Management Associates, Inc. Stein Roe, Colonial and other LFG entities share personnel, facilities and systems that may be used in providing administrative or operational services to the Funds.

Liberty WAM earns the following advisory fees for managing the Funds.
-------------------------------------------------------------------------------
Fund Name                                 Fund Fee as a % of
                                          Average Net Assets
                                          During 1999
--------------------------------------------------------------------------------
Liberty Acorn Fund                        .69%
Liberty Acorn International               .81%
Liberty Acorn USA                         .93%
Liberty Acorn Twenty                      .90%
Liberty Acorn Foreign Forty               .95%

Liberty WAM also receives an administrative services fee from each Fund at the annual rate of .05% of that Fund's average daily net assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Funds. Team members share responsibility for providing ideas, information, and knowledge in managing the Funds, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily portfolio selection decisions, and utilize the management team's input and advice when making buy and sell determinations.

Ralph Wanger

Liberty Acorn Fund, Lead portfolio manager

Ralph Wanger is chief strategist of the Liberty Acorn Funds and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM since September 29, 2000 and was a principal of WAM

                                                                             ---

Managing the Funds

before that date. He is a Chartered Financial Analyst (CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.

Charles P. McQuaid

Liberty Acorn Fund, Co-portfolio manager

Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of Domestic Research at Liberty WAM and WAM, and was a principal of WAM until September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

Leah J. Zell

Liberty Acorn International, Lead portfolio manager

Leah Zell is a vice president of Liberty Acorn, and was a principal of WAM before its acquisition by Liberty. She has managed Liberty Acorn International since its inception in 1992, and was named lead portfolio manager in 1997. She has worked with Liberty Acorn Fund's international securities since 1984. Ms. Zell also manages the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors. She is a CFA and earned her BA and PhD from Harvard University.


Margaret M. Forster

Liberty Acorn International, Co-portfolio manager

Margaret Forster is a vice president of Liberty Acorn Trust and became co-portfolio manager of Liberty Acorn International in May 1999. She has been a member of the international analytical team at Liberty WAM and WAM since 1994, and was a principal of WAM from January 1999 to September 29, 2000. Prior to that, Ms. Forster was a professor of finance at Northwestern and Ohio State Universities, and an economist with the International Monetary Fund. She is a CFA. Her degrees include a BS from Universidade de Sao Paulo, Escola Politecnica, Brazil, and an MBA, MS and PhD from Cornell University.

Robert A. Mohn

Liberty Acorn USA, Lead portfolio manager

Robert Mohn is a vice president of Liberty Acorn Trust. He has been a member of the domestic analytical team at Liberty WAM and WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Liberty Acorn USA since its inception in 1996, and also manages a mutual fund underlying variable insurance products and the U.S. portfolio of an investment company whose shares are offered only to non-U.S. investors. He is a CFA and holds a BS from Stanford University and an MBA from the University of Chicago.

                                                                             ___

Managing the Funds

                         John H. Park
                         Liberty Acorn Twenty, Lead portfolio manager

                         John Park is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Twenty since its inception in 1998. He has been a member of the domestic investment team at Liberty WAM and WAM since 1993, and was a principal of WAM from 1998 to September 29, 2000. Mr. Park is also manager of a mutual fund underlying variable insurance products. He is a CFA and earned both his BA and MBA degrees from the University of Chicago.

                         Marcel P. Houtzager
                         Liberty Acorn Foreign Forty, Co-portfolio manager

                         Marcel Houtzager is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Foreign Forty since its inception in 1998. He has been a member of the international analytical team at Liberty WAM and WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000. Mr. Houtzager also manages an international mutual fund underlying variable insurance products and the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors. He is a CFA and a CPA, and earned his BA from Pomona College and his MBA from the University of California at Berkley.

                         Roger D. Edgley
                         Liberty Acorn Foreign Forty, Co-portfolio manager

                         Roger Edgley is a vice president of Liberty Acorn Trust and became co-portfolio manager of Liberty Acorn Foreign Forty in December 1999. He has been director of International Research at Liberty WAM and WAM, and was a principal of WAM from January 1999 to September 29, 2000. Mr. Edgley has been a member of the international analytical team at Liberty WAM and WAM since 1994. Prior to that, Mr. Edgley was a securities analyst in Hong Kong. He is a CFA and was educated in the United Kingdom, completing his MSc degree from the London School of Economics.

                                                                              --

                     Other Investment Strategies and Risks

UNDERSTANDING THE FUNDS' OTHER INVESTMENT STRATEGIES AND RISKS

The Funds' principal investment strategies and risks for each Fund are described under "The Funds - Principal Investment Strategies" and "The Funds - Principal Investment Risks." In seeking to meet its investment goal, a Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Liberty WAM may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help a Fund achieve its investment goal. A Fund may not always achieve its investment goal.

Additional information about each Funds' securities and investment techniques, as well as the Funds' fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The first portion of this prospectus describes the Funds' principal investment strategies and their associated risks. This section provides more detail about the Funds' investment strategies, and describes other investments a Fund may make and the risks associated with them. In seeking to achieve its investment goal, a Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statements of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change the Funds' investment goal or investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Funds invest in less-profiled, entrepreneurially managed smaller, mid-sized and larger companies that it believes are benefiting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Funds, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.

Growth Potential               Financial Strength                 Fundamental Value
-----------------------------------------------------------------------------------------------------
 .    superior technology       .    stability                     .    lower stock price
 .    innovative marketing      .    reduced risk                       relative to growth
 .    solid management          .    competitive advantage              potential and capitalization
 .    dominant or niche         .    low debt                      .    growth at a reasonable price
     position                  .    adequate working
 .    superior earnings              capital
     prospects                 .    conservative
 .    fast growing                   accounting practices
     economy

The realization of this        A strong balance sheet gives       Once Liberty WAM
growth potential would         management greater flexibility     uncovers a great company,
likely produce superior        to pursue strategic objectives     it identifies a
performance that is            and is essential to maintaining    price that it believes
sustainable over time.         a competitive advantage.           would also make the
                                                                  stock a good value.
-----------------------------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM's analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Funds, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least 2-5 years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defense position may prevent the Fund from achieving its investment goal.

                                                                              --

Other Investment Strategies and Risks

                         DERIVATIVE STRATEGIES
                         -------------------------------------------------------
                         The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

                                                                              --

                             Financial Highlights

                             The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for each Fund's last five fiscal years, which run from January 1 to December 31. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report. You can request a free annual report by calling 1-800-9-ACORN-9 (800-922-6769).


Liberty Acorn Fund

For a share outstanding throughout
each year - years ended 12/31                             1999      1998      1997      1996      1995
--------------------------------------------------------------------------------------------------------------
                                                        Class Z   Class Z   Class Z   Class Z   Class Z
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $16.85    $16.99    $15.04    $13.60    $12.24
--------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Net investment income                                       .09       .04       .15       .09       .11
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
investments, foreign currency and
futures                                                    5.22       .91      3.57      2.93      2.42
--------------------------------------------------------------------------------------------------------------
Total from investment
operations                                                 5.31       .95      3.72      3.02      2.53
--------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                       (.09)     (.03)     (.16)     (.11)     (.09)
--------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                              (3.54)    (1.06)    (1.61)    (1.47)    (1.08)
--------------------------------------------------------------------------------------------------------------
Total distributions                                       (3.63)    (1.09)    (1.77)    (1.58)    (1.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $18.53    $16.85    $16.99    $15.04    $13.60
--------------------------------------------------------------------------------------------------------------
Total return                                               33.4%      6.0%     25.0%     22.6%     20.8%
--------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
assets                                                      .85%      .84%      .56%      .57%      .57%
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                          .49%      .30%      .75%      .53%      .89%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      34%       24%       32%       33%       29%
--------------------------------------------------------------------------------------------------------------
Net assets at end of year
(in millions)                                            $3,921    $3,549    $3,681    $2,842    $2,399

                                                                              --

Liberty Acorn International

For a share outstanding throughout
each year - years ended 12/31                             1999      1998      1997      1996      1995
--------------------------------------------------------------------------------------------------------------
                                                        Class Z   Class Z   Class Z   Class Z   Class Z
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $20.82    $18.39    $19.61    $16.59    $15.24
--------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

Net investment income                                       .83       .17       .40       .13       .16
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments, foreign currency and
futures                                                   15.45      2.68      (.34)     3.29      1.20
--------------------------------------------------------------------------------------------------------------
Total from investment
operations                                                16.28      2.85       .06      3.42      1.36
--------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                       (.22)     (.15)     (.38)     (.12)       --
--------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                              (1.55)     (.27)     (.90)     (.28)     (.01)
--------------------------------------------------------------------------------------------------------------
Total distributions                                       (1.77)     (.42)    (1.28)     (.40)     (.01)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $35.33    $20.82    $18.39    $19.61    $16.59
--------------------------------------------------------------------------------------------------------------
Total return                                               79.2%     15.4%      0.2%     20.7%      8.9%
--------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
assets                                                     1.11%     1.12%     1.19%     1.17%     1.22%
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets                                          .12%      .86%      .58%      .51%      .90%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      46%       37%       39%       34%       26%
--------------------------------------------------------------------------------------------------------------
Net assets at end of year
(in millions)                                            $2,868    $1,725    $1,623    $1,773    $1,276

                                                                              --

Liberty Acorn USA

For a share outstanding throughout                        Year Ended    Year Ended    Year Ended   Inception 9/4/96
each period                                                 12/31/99     12/31/98      12/31/97    Through 12/31/96
-------------------------------------------------------------------------------------------------------------------
                                                          Class Z      Class Z       Class Z       Class Z
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   14.80    $   15.12     $   11.65            $  10.00
-------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:

Net investment loss (a)                                           --         (.07)         (.07)               (.02)
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
investments                                                     3.32          .87          3.83                1.67
-------------------------------------------------------------------------------------------------------------------
Total from investment
operations                                                      3.32          .80          3.76                1.65
-------------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                              --           --            --                  --
-------------------------------------------------------------------------------------------------------------------
Distributions from net realized and
unrealized gains reportable for federal
income taxes                                                   (1.37)       (1.12)         (.29)                 --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                            (1.37)       (1.12)         (.29)                 --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   16.75    $   14.80     $   15.12            $  11.65
-------------------------------------------------------------------------------------------------------------------
Total return (c)                                                23.0%         5.8%         32.3%               16.5%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Ratio of expenses to average net
assets (b)                                                      1.15%        1.20%         1.35%               1.85%*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average
net assets                                                      0.00%        (.42%)        (.49%)              (.99%)*
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           49%          42%           33%                 20%*
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                              $     371    $     281     $     185            $     53

(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the ratio of expenses to average net assets for Liberty Acorn USA reflects gross custodian fees paid indirectly would have been 1.79% for the period ended December 31, 1996.

(c)  Total return is not annualized for periods less than one year.

* Annualized

                                                                              --

Liberty Acorn Twenty

                                                                                  Year Ended   Inception 11/23/98
For a share outstanding throughout each period                                     12/31/99     Through 12/31/98
-------------------------------------------------------------------------------------------------------------------------
                                                                                    Class Z          Class Z
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $   10.71               $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       (.08)                   --
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                        3.21                   .71
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                       3.13                   .71
-------------------------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from net realized and unrealized gains
reportable for federal income taxes                                                    (.14)                   --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $   13.70               $ 10.71
-------------------------------------------------------------------------------------------------------------------------
Total return (d)                                                                       29.3%                  7.1%
-------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (b)(c)                                         1.37%                 1.41%*
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (c)                                                              (.62%)                 .22%*
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 101%                 1.73%*
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                                                     $      68               $    34


(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the Liberty Acorn Twenty ratio reflects total expenses prior to the reduction of custodian fees for cash balances it maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.35% for the period ended December 31, 1998 and the year ended December 31, 1999.

(c) Liberty Acorn Twenty was reimbursed by the Advisor for certain net expenses from November 23, 1998 through December 31, 1999. Without the reimbursement, the ratio of expenses (prior to custodian fees paid indirectly) to average net assets and the ratio of net investment income to average net assets would have been 1.83% and (.21%), respectively, for the period ended 12/31/98 and 1.41% and (.66%), respectively, for the year ended 12/31/99.

(d)  Total return is not annualized for periods less than one year.

*Annualized

                                                                              --

Liberty Acorn Foreign Forty

                                                                                      Year Ended   Inception 11/23/98
For a share outstanding throughout each period                                         12/31/99    Through 12/31/98
-------------------------------------------------------------------------------------------------------------------------
                                                                                        Class Z         Class Z
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $   11.00              $  10.00
-------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
-------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                                                                    (.02)                 (.01)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                            8.98                  1.01
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                           8.96                  1.00
-------------------------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions from net realized and unrealized gains reportable
for federal income taxes                                                                   (.03)                   --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $   19.93              $  11.00
-------------------------------------------------------------------------------------------------------------------------
Total return (d)                                                                           81.6%                 10.0%
-------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (b)(c)                                             1.48%                 1.73%*
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (c)                                     (.17%)                (.78%)*
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                      60%                   90%*
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in millions)                                                                         $     107              $     16

(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b) In accordance with a requirement by the Securities and Exchange Commission, the Liberty Acorn Foreign Forty ratio reflects total expenses prior to the reduction of custodian fees for cash balances it maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.45% for the period ended December 31, 1998, and the year ended December 31, 1999.

(c) Liberty Acorn Foreign Forty was reimbursed by the Advisor for certain net expenses from November 23, 1998 through December 31, 1999. Without the reimbursement, the ratio of expenses (prior to custodian fees paid indirectly) to average net assets and the ratio of net investment income to average net assets would have been 2.70% and (1.75%), respectively, for the period ended 12/31/98 and 1.57% and (.26%), respectively, for the year ended 12/31/99.

(d)  Total return is not annualized for periods less than one year.

* Annualized

                                                                              --

                                    Notes

                                    ___________________________________________
                                    ___________________________________________
                                    ___________________________________________
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                                    ___________________________________________
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                                    ___________________________________________
                                    ___________________________________________


                                                                              --

                                    ___________________________________________
                                    ___________________________________________
                                    ___________________________________________
                                    ___________________________________________
                                    ___________________________________________
                                    ___________________________________________
                                    ___________________________________________
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                                    ___________________________________________
                                    ___________________________________________
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                                    ___________________________________________
                                    ___________________________________________
                                    ___________________________________________
                                    ___________________________________________
                                    ___________________________________________
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                                    ___________________________________________
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                                    ___________________________________________

                                                                              --

                              FOR MORE INFORMATION
                              --------------------------------------------------
                              You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over its last fiscal year.

                              You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

                              You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about Liberty Acorn by writing or calling Liberty Acorn's distributor at:

                              Liberty Funds Distributor, Inc.
                              One Financial Center
                              Boston, MA 02111-2621
                              1-800-426-3750
                              www.acornfunds.com

                              Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

                              You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

                              Public Reference Room
                              Securities and Exchange Commission
                              Washington, DC 20549-0102

                              Information on the operation of the Public
                              Reference Room may be obtained by calling
                              1-202-942-8090.

                              Investment Company Act file number:

                              Liberty Acorn Trust: 811-01829

                              (formerly Acorn Investment Trust)


--------------------------------------------------------------------------------

                          [LIBERTY FUNDS LETTER HEAD]

                              LIBERTY ACORN TRUST
                      Statement of Additional Information
                              September 29, 2000


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Acorn Trust (Liberty Acorn or Trust). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Trust dated September 29, 2000. This SAI should be read together with Prospectus of the Trust. Investors may obtain a free copy of a Prospectus from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621.

TABLE OF CONTENTS

                                                                                                         Page
Definitions
Organization and History
Investment Policies
Portfolio Turnover
Additional Information Concerning Investment Practices
Taxes - General
Management of the Trust
Liberty Acorn Charges and Expenses
Custodian
Independent Auditors
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures and Information

                                    Part 1
                        LIBERTY-ACORN INVESTMENT TRUST
                      Statement of Additional Information
                              September 29, 2000

DEFINITIONS
     "Trust"                       Liberty Acorn Investment Trust
     "Funds"                       Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn
                                   Twenty and Liberty Acorn Foreign Forty
     "Advisor"                     Liberty Wanger Asset Management, L.P., the Fund's investment advisor and administrator
     "LFD"                         Liberty Funds Distributor, Inc., the Fund's distributor
     "LFS"                         Liberty Funds Services, Inc., the Fund's investor services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1992 as successor to The Acorn Fund, Inc., which became the Acorn Fund series of the Trust. The Funds are series of the Trust, and each Fund is an open-end, management investment company. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by Fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting.

The Trust changed its name from "Acorn Investment Trust" to its current name on September 29, 2000. On that date, the Funds also changed their names from "Acorn Fund," "Acorn International," "Acorn USA," "Acorn Twenty" and "Acorn Foreign Forty" to their current names.

INVESTMENT POLICIES

Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty invest with the objective of long-term growth of capital. The Funds are not designed for investors seeking primarily income rather than capital appreciation. The Funds are not, alone or together, a balanced investment program, and there can be no assurance that any of the Funds will achieve its investment objective.

The Funds are subject to the following fundamental investment policies, which may not be changed without the affirmative vote of a majority of that Fund's outstanding voting securities. The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Liberty Acorn Fund will not:
1. Invest more than 5% of its assets (valued at time of investment) in securities of any one issuer, except in government obligations;

2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the fund's assets at the time of borrowing, and (b) in connection with transactions in options and in securities index futures [the fund will not purchase additional securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of total assets];

6. Pledge, mortgage or hypothecate its assets, except in connection with permitted borrowings;

7. Underwrite the distribution of securities of other issuers; however the fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the fund could be regarded as an underwriter as defined by that act with respect to such resale; but the fund will limit its total investment in restricted securities and in other securities for which there is no ready market to not more than 10% of its total assets at the time of acquisition;

8. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

9. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

10. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

11. Sell securities short or maintain a short position, except short sales against-the-box;

12. Participate in a joint or on a joint or several basis in any trading account in securities;

13. Invest in companies for the purpose of management or the exercise of control;

14. Issue any senior security except to the extent permitted under the Investment Company Act of 1940;

15. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan).

Liberty Acorn International will not:
1. With respect to 75% of the value of the fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Make loans, but this restriction shall not prevent the fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures. [The fund will not purchase additional securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of total assets.];

6. Underwrite the distribution of securities of other issuers; however the fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the fund could be regarded as an underwriter as defined by that act with respect to such resale; but the fund will limit its total investment in restricted securities and in other securities for which there is no ready market, including repurchase agreements maturing in more than seven days, to not more than 15% of its total assets at the time of acquisition;

7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

10. Sell securities short or maintain a short position, except short sales against-the-box.

11. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

Liberty Acorn USA will not:
1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in U.S. government securities;

4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

6. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

10. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

Each of Liberty Acorn Twenty and Liberty Acorn Foreign Forty will not:
1. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

2. With respect to 50% of the value of the Fund's total assets, purchase the securities of any issuer (other than cash items and U.S. government securities and securities of other investment companies) if such purchase would cause the Fund's holdings of that issuer to exceed 5% of the Fund's total assets;

3. Invest more than 25% of its total assets in a single issuer (other than U.S. government securities);

4. Invest more than 25% of its total assets in the securities of companies in a single industry (excluding U.S. government securities);

5. Make loans, but this restriction shall not prevent the Fund from (a) investing in debt securities, (b) investing in repurchase agreements, or
     (c) lending its portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

6. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

7. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

8. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

9. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

10. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

11. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:
a. Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940;

b. Invest more than 33% of its total assets (valued at time of investment) in securities of foreign issuers [this restriction applies only to Liberty Acorn Fund];

c. Invest more than 15% of its total assets in the securities of foreign issuers [this restriction applies only to Liberty Acorn Twenty].

d. Invest more than 10% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, not including securities represented by American Depository Receipts [this restriction applies only to Liberty Acorn USA].

e. Invest more than 15% of its total assets in securities of United States issuers, under normal market conditions [this restriction applies only to Liberty Acorn Foreign Forty].

f. Invest in companies for the purpose of management or the exercise of control;

g. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures;

h. Invest more than 10% of its total assets (valued at the time of investment) in restricted securities [this restriction applies only to Liberty Acorn Fund, Liberty Acorn International and Liberty Acorn USA];

i. Invest more than 15% of its net assets (valued at time of investment) in illiquid securities, including repurchase agreements in maturing in more than seven days; and

j. Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities.

Notwithstanding the foregoing investment restrictions, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty may purchase securities pursuant to the exercise of subscription rights, provided that, in the case of Liberty Acorn International and Liberty Acorn USA, such purchase will not result in either Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, a Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of Liberty Acorn International's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising its rights.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER

High portfolio turnover may cause a Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by each Fund. Under normal conditions, the portfolio turnover rates of Liberty Acorn Fund, Liberty Acorn International and Liberty Acorn USA are expected to be below about 50%. The portfolio turnover rates of Liberty Acorn Twenty and Liberty Acorn Foreign Forty are likely to be greater than 50% but, under normal market conditions, are expected to be no more than about 100%.

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT PRACTICES

Additional information concerning certain of the Funds' investments and investment practices is set forth below.

Common Stocks

The Funds invest mostly in common stocks, which represent an equity interest (ownership) in a corporation. This ownership interest often gives the Funds the right to vote on measures affecting the company's organization and operations. The Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks. Over time, common stocks have historically provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, the Funds should be considered long-term investments, designed to provide the best results when held for several years or more. The Funds may not be suitable investments if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period. Under normal conditions, the Funds' common stock investments (as a percent of total assets) are allocated as follows:

          -----------------------------------------------------------------
                                    U.S.                   Foreign
                                    Companies              Companies
          -----------------------------------------------------------------
          Fund                      Maximum                Maximum
          -----------------------------------------------------------------
          Liberty Acorn Fund        no limit               up to 33%
          Liberty Acorn             up to 25%              no limit
          International
          Liberty Acorn USA         no limit               up to 10%
          Liberty Acorn Twenty      no limit               up to 15%
          Liberty Acorn Foreign     up to 15%              no limit
          Forty
          -----------------------------------------------------------------

Liberty Acorn Twenty usually limits its investments in foreign companies to those whose operations are primarily in the U.S.

Liberty Acorn Foreign Forty usually limits its investments in U.S. companies to those whose operations are primarily overseas.

See also the discussion of foreign securities below.

Diversification

Diversification is a means of reducing risk by investing in a broad range of stocks or other securities. Because Liberty Acorn Twenty and Liberty Acorn Foreign Forty are non-diversified, those Funds have the ability to take larger positions in a smaller number of issuers. The appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, because it is likely to have a greater percentage of its assets invested in that stock. As a result, the share price of Liberty Acorn Twenty and Liberty Acorn Foreign Forty can be expected to fluctuate more than that of broadly diversified Funds investing in similar securities. Because they are non-diversified, those Funds are not subject to the limitations under the Act in the percentage of their assets that they may invest in any one issuer. Both Funds, however, intend to comply with the diversification standards for regulated investment companies under Subchapter M of the Internal Revenue Code (summarized above under "Investment Policies").

Although Liberty Acorn Foreign Forty is registered as a non-diversified fund, it has (through the date of this SAI) invested as if it were diversified. Liberty Acorn Foreign Forty expects that it will begin to invest in a non-diversified manner when it believes market conditions are appropriate to do so. However, if Liberty Acorn Foreign Forty's investments remain diversified through November 23, 2001 (three years after it began operations), the Fund will lose the ability to invest in a non-diversified manner and would thereafter be a diversified fund. Liberty Acorn Foreign Forty would not be able to become non-diversified unless it sought and obtained the approval of the holders of a "majority of its outstanding voting securities," as defined in the Act.

Foreign Securities

The Funds invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. As noted above, under normal market conditions, each Fund may invest in foreign securities (as a percentage of total assets) as set forth below:

                 -----------------------------------------------
                                                Foreign
                                                Companies
                 -----------------------------------------------
                 Fund                           Maximum
                 -----------------------------------------------
                 Liberty Acorn Fund             up to 33%
                 Liberty Acorn                  no limit
                 International
                 Liberty Acorn USA              up to 10%
                 Liberty Acorn Twenty           up to 15%
                 Liberty Acorn Foreign          no limit
                 Forty
                 -----------------------------------------------

Liberty Acorn Foreign Forty invests primarily in developed countries but may invest up to 15% of its total assets in securities of companies with broad international interests that are domiciled in the United States or in countries considered "emerging markets," if the operations of those companies are located primarily in developed overseas markets. The Funds use the terms "developed markets" and "emerging markets" as those terms are defined by the International Financial Corporation, a member of the World Bank Group ("IFC"). "Emerging markets" as used by the Fund includes markets designated "frontier markets" by the IFC. Liberty Acorn Foreign Forty does not intend to invest more than 5% of its total assets in those countries included in the "emerging markets" or "frontier markets" categories.

Liberty Acorn Twenty usually limits its investments in foreign companies to those whose operations are primarily in the U.S.

The Funds may invest in securities of foreign issuers directly or in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs trade in both U.S. and non-U.S. markets. Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The Funds may invest in both "sponsored" and "unsponsored" depositary receipts. In a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to depositary receipt holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security. The depositary receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Therefore, in the case of an unsponsored depositary receipt, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored depositary receipt. None of the Funds expects to invest 5% or more of its total assets in unsponsored depositary receipts.

The Funds' investment performance is affected by the strength or weakness of the U.S. dollar against the currencies of the foreign markets in which its securities trade or in which they are denominated. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

Currency Exchange Transactions

The Funds may enter into currency exchange transactions. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which the Funds may invest, and serve as hedges against possible variations in the exchange rate between these currencies. The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of a forward contract with respect to specific payables or receivables of a fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. The Funds may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Advisor may aggregate such positions as to the currency hedged.

If a Fund enters into a forward contract hedging an anticipated purchase of portfolio securities, assets of that Fund having a value at least as great as the Fund's commitment under such forward contract will be segregated on the books of the Fund while the contract is outstanding.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency that Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, that Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Synthetic Foreign Money Market Positions. The Funds may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Funds may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency (generally U.S. dollars) and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange.

Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign money market instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the Funds' investment limits.

OTC Derivatives. The Funds may buy and sell over-the-counter ("OTC") derivatives. Unlike exchange-traded derivatives, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC derivatives (derivatives not traded on exchanges) generally are established through negotiation with the other party to the contract. While this type of arrangement allows a Fund greater flexibility to tailor an instrument to its needs, OTC derivatives generally involve greater credit risk than exchange-traded derivatives, which are guaranteed by the clearing organization of the exchanges where they are traded. Each Fund will limit its investments so that no more than 5% of its total assets will be placed at risk in the use of OTC derivatives. See "Illiquid and Restricted Securities" below for more information on the risks associated with investing in OTC derivatives.

Risks Associated with Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option's life, the opportunity to profit from currency appreciation.

If trading were suspended in an options purchased or written by one of the Funds, that Fund would not able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts. The Funds may use interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index /1/ at a specified price and time. A public market exists in
                   -
futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index; the Value Line Composite Index; the Russell 2000 Index; and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds; U.S. Treasury notes; Eurodollar certificates of deposit; and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

___________________
/1/  A futures contract on an index is an agreement pursuant to which two
 -
     parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

To the extent required by regulatory authorities having jurisdiction over the Funds, the Funds will limit their use of futures contracts and futures options to hedging transactions. For example, a Fund might use futures contracts to hedge against fluctuations in the general level of stock prices, anticipated changes in interest rates, or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. The Fund's hedging may include sales of futures contracts as an offset against the effect of expected declines in stock prices or currency exchange rates or increases in interest rates and purchases of futures contracts as an offset against the effect of expected increases in stock prices or currency exchange rates or declines in interest rates. Although other techniques could be used to reduce the Funds' exposure to stock price, interest rate, and currency fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The success of any hedging technique depends on Liberty WAM's ability to correctly predict changes in the level and direction of stock prices, interest rates, currency exchange rates, and other factors. Should those predictions be incorrect, a Fund's return might have been better had hedging not been attempted; however, in the absence of the ability to hedge, Liberty WAM might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian or broker a specified amount of cash or U.S. government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is generally set by the exchange on which the contract is traded; however, the margin requirement may be modified during the term of the contract, and the Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between that Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value ("NAV"), the Funds will mark-to-market their open futures positions.

The Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts they write. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Funds.

Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. Conversely, if an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options, and the related securities, including technical influences in futures and futures options trading and differences between the Funds' investments being hedged and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of a Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in a Fund's portfolio. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures. A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," /2/ would exceed 5% of the Fund's total assets.
                     -

When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian or broker readily-marketable securities having a fair market value (including any margin) at least equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian or broker readily-marketable securities having a fair market value (including any margin) at least equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

A Fund may not maintain open short positions in futures contracts, call options written on futures contracts, or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool," the "underlying commodity value" of each long position in a commodity contract in which a Fund invests will not at any time exceed the sum of:

     (1) the value of short-term U.S. debt obligations or other U.S. dollar denominated high-quality short-term money market instruments and cash set aside in an identifiable manner, plus any funds deposited as margin on the contract;

     (2)  unrealized appreciation on the contract held by the broker; and

     (3)  cash proceeds from existing investments due in not more than 30 days.

     "Underlying commodity value" means the size of the contract multiplied by the daily settlement price of the contract.

Swap Agreements. A swap agreement is generally individually negotiated and structured to include exposure to one or more of a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a

____________________
/2/  A call option is "in-the-money" if the value of the futures contract that
 -
     is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if the Advisor determines it is consistent with that Fund's investment objective and policies, but each Fund will limit its use of swap agreements so that no more than 5% of its total assets will be invested in such agreements.

A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase that Fund's exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its NAV.

The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, that Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Advisor expects to be able to eliminate a Fund's exposure under any swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

A Fund will segregate assets to cover its current obligations under a swap agreement. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of that Fund's accumulated obligations under the swap agreement over the accumulated amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of that Fund's accumulated obligations under the agreement.

Short Sales Against the Box

Each Fund may make short sales of securities if, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This technique is called selling short "against the box." Although permitted by its investment restrictions, the Funds do not currently intend to sell securities short.

In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because the Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, the Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. The Funds will incur transaction costs in connection with short sales.

In addition to enabling the Funds to hedge against market risk, short sales may afford a Fund an opportunity to earn additional current income to the extent the Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open.

The Taxpayer Relief Act of 1997 imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales.

Debt Securities

The Funds may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), commonly called "junk bonds"), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Funds or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that Liberty Acorn International may not invest more than 20% of its assets in securities rated below investment grade or considered by the Advisor to be of comparable credit quality. Neither Liberty Acorn Fund nor Liberty Acorn International expects to invest more than 5% of its net assets in such securities during the current fiscal year. Each of Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty do not intend to invest more than 20% of their total assets in debt securities nor more than 5% of their total assets in securities rated at or lower than the lowest investment grade.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions. A more complete description of the characteristics of bonds in each ratings category is included in Appendix I to this SAI.

Illiquid and Restricted Securities

The Funds may not invest in illiquid securities, if as a result they would comprise more than 15% of the value of the net assets of the Fund. An illiquid security generally is one that cannot be sold in the ordinary course of business within seven days at substantially the value assigned to it in calculations of a Fund's net asset value. Repurchase agreements maturing in more than seven days, OTC derivatives and restricted securities are generally illiquid; other types of investments may also be illiquid from time to time. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, that Fund will take appropriate steps to protect liquidity. Illiquid securities are priced at a fair value determined in good faith by the board of trustees or its delegate.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at a fair value as determined in good faith by the board of trustees. Neither

Liberty Acorn Fund, Liberty Acorn International nor Liberty Acorn USA will invest more than 10% of its total assets (valued at the time of investment) in restricted securities.

Notwithstanding the above, a Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the board of trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to a Fund's restriction of investing no more than 10% (for Liberty Acorn Fund) or 15% (for Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty) of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Advisor will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that a Fund does not invest more than the specified percentage of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Repurchase Agreements

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers the Advisor believes present minimal credit risks in accordance with guidelines approved by the board of trustees. The Advisor will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, the Advisor's prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on a Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

At present, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty are the only Funds that invest in repurchase agreements, and then only with respect to not more than 5% of their respective total assets. Liberty Acorn Fund and Liberty Acorn International have no present intention of investing in repurchase agreements.

When-Issued and Delayed Delivery Securities; Reverse Repurchase Agreements

The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Advisor deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed delivery basis.

A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase NAV fluctuation. The Funds have no present intention of investing in reverse repurchase agreements.

Temporary Strategies

The Funds have the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the Advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. issuers (or, in the case of Liberty Acorn Fund, Liberty Acorn International and Liberty Acorn Foreign Forty, those of foreign issuers), and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when, or for how long a Fund might employ defensive strategies.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and may invest any portion of its assets in money market instruments.

Line of Credit

Liberty Acorn maintains a line of credit with a group of banks in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Funds would be subject to each Fund's restrictions on borrowing under "Investment Policies," above.

TAXES - GENERAL

In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by each Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate alternative minimum tax. The dividends received deduction for eligible dividends is subject to a holding period requirement imposed pursuant to the Taxpayer Relief Act of 1997 (1997
Act).

Dividends paid by Liberty Acorn International and Liberty Acorn Foreign Forty are generally not eligible for the dividends-received deduction for corporate shareholders because little or none of those Funds' income consists of dividends paid by United States corporations. A portion of the dividends paid by Liberty Acorn Fund, Liberty Acorn USA and Liberty Acorn Twenty is generally eligible for the dividends-received deduction. Capital gain distributions paid from the Funds are never eligible for this deduction.

Fund Distributions. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for one year or less) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed at a rate of 20%. As a result of tax legislation passed in 1997, the maximum long-term capital gains rate will decrease from 20% to 18% for capital assets that have been held for more than five years and whose holding periods begin after December 31, 2000.

Distributions will be taxed as described above whether received in cash or in Fund shares. Dividends and distributions on the Funds' shares are generally subject to federal income tax as described herein to the extent they do not exceed a Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.

U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Funds from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from a Fund.

Sales of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to Liberty Acorn. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that a Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," each Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities) and (c) distribute at least 90% of its ordinary income (inclusive of net short-term capital gains) earned each year.

Hedging Transactions. If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

Options and Futures. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

If a Fund writes an equity call option/3/ other than a "qualified covered call option," as defined in the Internal Revenue Code (the "Code"), any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

For federal income tax purposes, a Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of the hedged securities.

If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

The imposes constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Code) with respect to, or futures or "forward contracts" (as defined by the Code) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

------------------------
3 An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

In order for the Funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of each Fund's gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

The Funds intend to distribute to shareholders annually any capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Funds. Shareholders will be advised of the nature of such capital gain distributions.

Securities Issued at a Discount. A Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

Foreign Currency-Denominated Securities and Related Hedging Transactions. A Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the income dividend paid by a Fund will be increased; if the result is a loss, the income dividend paid by a Fund will be decreased.

If more than 50% of a Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to a Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by a Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Each of Liberty Acorn International and Liberty Acorn Foreign Forty intends to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that it will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of Liberty Acorn International or Liberty Acorn Foreign Forty, if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Shareholders who are not liable for federal income taxes, including retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits. Liberty Acorn Fund, Liberty Acorn USA and Liberty Acorn Twenty do not expect to be able to "pass through" foreign tax credits.

Investment by a Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, a Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

MANAGEMENT OF THE FUND

Each of the Advisor, LFS and LFD is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly-owned subsidiary of LFC Holdings, Inc., which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

Trustees and Officers  The officers and trustees of the Trust are:


                              Position(s) Held
       Name and                     with
    Date of Birth               Liberty Acorn                  Principal Occupation(s) During Past Five Years
    -------------               -------------                  ----------------------------------------------
Irving B. Harris              Trustee and               Chairman, William Harris Investors, Inc. (investment adviser); Chairman,
8/4/1910                      chairman                  The Harris Foundation (charitable foundation); Chairman of the executive committee and director, Pittway Corporation (multi-product manufacturer and publisher) until February 2000.

Ralph Wanger                  Trustee and               Principal and Portfolio manager, WAM;  president, WAM Ltd. since July
6/21/1934                     president*                1992; trustee and president, Wanger Advisors Trust; director, Wanger
                                                        Investment Company plc.

James H. Lorie                Trustee and Vice          Retired; Eli B. and Harriet B. Williams Professor of Business
2/23/1922                     Chairman                  Administration Emeritus, University of Chicago Graduate School of
                                                        Business; director, Thornburg Mortgage Asset Corp. (REIT) and Santa Fe
                                                        Natural Tobacco.

Leo A. Guthart                Trustee                   Executive vice president, Honeywell International (home and building
9/26/1937                                               control); Chairman, Cylink Corporation (supplier of encryption equipment); director, AptarGroup, Inc. (producer of dispensing values, pumps and closures); former chariman of the board of trustees, Hofstra
                                                        University; dirctor, Symbol Technologies, Inc. since December 1999;
                                                        chairman, Long Island Venture Fund, L.P.

Jerome Kahn, Jr.              Trustee                   President, William Harris Investors, Inc. (investment adviser); director,
4/13/1934                                               Pittway Corporation (multi-product manufacturer and publisher) until
                                                        February 2000.

Steven N. Kaplan              Trustee                   Neubauer Family Professor of Entrepreneurship and Finance, Graduate School
12/21/1959                                              of Business, University of Chicago; director, ImageMax (provider of document management products and services); director, divine
                                                        interVentures, Inc. (business to business e-commerce).

David C. Kleinman             Trustee                   Adjunct professor of strategic management, University of Chicago Graduate
10/12/1935                                              School of Business; Business consultant; Chairman of the Board, Irex
                                                        Corporation (insulation contractor); Director, Sonic Foundry, Inc.
                                                        (software); FirstCom Corp. (competitive local exchange carrier); Organics
                                                        Management Company (organic waste processor); Wisconsin Paper & Products
                                                        (paper merchant); Plymouth Tube Company (seamless and welded metal tubing); Member of the advisory board, DSC Logistics Company (warehousing and logistics services).


                              Position(s) Held
       Name and                     with
    Date of Birth               Liberty Acorn                  Principal Occupation(s) During Past Five Years
    -------------               -------------                  ----------------------------------------------
Charles P. McQuaid            Trustee and               Portfolio manager and director of research, Liberty WAM since July 1992;
8/27/1953                     senior vice               Principal, WAM from July 1992 to September 29, 2000; trustee and senior
                              president*                vice president, Wanger Advisors Trust.

Roger S. Meier                Trustee                   CEO and Chairman of the Board, AMCO, Inc. (investment and real estate
1/18/1926                                               management); president, AMCO, Inc. 1986-1999; director, Fred Meyer, Inc.
                                                        (retail chain) until 1999; advisory board member, Key Bank of Oregon
                                                        (banking); chairman of Investment Counsel and member of Committee of
                                                        Legacy Systems (hospital); Executive director and chairman of investment committee and trustee, Portland Art Museum.

Allan B. Muchin               Trustee                   Partner, Katten, Muchin & Zavis (law firm); director, Alberto-Culver
1/10/1936                                               Company (toiletries).

Robert E. Nason               Trustee                   Consultant and private investor since 1998; from 1990-1998, Executive
7/29/1936                                               partner and chief executive officer, member of the executive committee of
                                                        Grant Thornton, LLP (public accounting firm) and member of the policy board of Grant Thornton International; director, Fruit of the Loom, Ltd.
                                                        (apparel manufacturer) since February 2000;  director, Fairfax Insurance
                                                        Limited (privately owned insurance company) since October 1994.

Katherine Schipper            Trustee                   Professor (since September 2000) and visiting Professor of Fuqua School of
10/04/1949                                              Business, Duke University, since (1999-2000); prior thereto, Professor of
                                                        Accounting, University of Chicago Graduate School of Business.

Margaret M. Forster           Vice President            Analyst and portfolio manager, Liberty WAM and WAM since 1994; principal,
1/28/1960                                               WAM from 1999 to September 29, 2000; assistant professor of finance,
                                                        Kellogg Graduate School of Management, Northwestern University, 1993-1994.

Marcel P. Houtzager           Vice President            Analyst and portfolio manager, Liberty WAM and WAM since 1992; principal,
10/26/1960                                              WAM from 1995 to September 29. 2000.

Kenneth A. Kalina             Assistant                 Chief financial officer, Liberty WAM and WAM since April 2000; assistant
8/4/1959                      Treasurer                 treasurer, Wanger Advisors Trust; fund controller, Liberty WAM and WAM since September 1995; prior thereto, treasurer of the Stein Roe Mutual
                                                        Funds.

Bruce H. Lauer                Vice President,           Chief operating officer, Liberty WAM and WAM since April 1995; principal,
7/22/1957                     Assistant                 WAM from January 2000 to September 29, 2000; vice president, treasurerr
                              Secretary and             and assistant secretary, Waanger Advisors Trust; director, Wanger
                              Treasurer                 Investment Company plc and New Americas Small Cap Fund.

Steven A. Radis               Secretary                 Chief marketing officer and managing director, Liberty WAM and WAM since
8/24/1962                                               April 1999; prior thereto, vice president of corporate and marketing communications, Zurich Kemper Life, January 1998 to March 1999, and first vice president corporate communications, Zurich Kemper Life, January 1987 to December 1997.


                              Position(s) Held
       Name and                     with
    Date of Birth               Liberty Acorn                  Principal Occupation(s) During Past Five Years
    -------------               -------------                  ----------------------------------------------
Robert A. Mohn                Vice President            Analyst and portfolio manager, Liberty WAM and WAM since August 1992;
9/13/1961                                               principal, WAM from 1995 to September 29, 2000; vice president, Wanger
                                                        Advisors Trust.

John H. Park                  Vice President            Analyst and portfolio manager, Liberty WAM and WAM since July 1993;
5/30/1967                                               principal, WAM from 1998 to September 29, 2000; vice president, Wanger
                                                        Advisors Trust.

Roger D. Edgely               Vice president            Analyst, Liberty WAM and WAM since 1994; director of international
4/18/1955                                               research, Liberty WAM and WAM since 1998; principal, WAM from January 2000 to September 29, 2000.

Leah J. Zell                  Vice President            Analyst, and portfolio manager, Liberty WAM and WAM since July 1992; vice
5/23/1949                                               president, Liberty-Wanger Trust; managing director and member of trust committee, Chai Trust Company.

*Messrs. McQuaid and Wanger are trustees who are interested persons of Liberty Acorn as defined in the Act, and of Liberty WAM. Mr. Wanger and Ms. Zell are married to each other. Messrs. Harris, Lorie, and Wanger are members, and Mr. McQuaid is an alternate member, of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions.

The addresses for Mr. Wanger, Mr. McQuaid, Mr. Edgely, Ms. Forster, Mr. Houtzager, Mr. Kalina, Mr. Lauer, Mr. Mohn, Mr. Park, Mr. Radis and Ms. Zell is Wanger Asset Management, L.P., 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. The address for Messrs. Harris and Kahn is Two North LaSalle Street, Suite 400, Chicago, Illinois 60602. The address for Messrs. Lorie, Kaplan, and Kleinman is 1101 East 58th Street, Chicago, Illinois 60637. The address for Mr. Guthart is 165 Eileen Way, Syosset, New York 11791. The address for Mr. Meier is 1211 S.W. Fifth Avenue, Portland, Oregon 97204. The address for Mr. Muchin is 525 W. Monroe Street, Suite 1600, Chicago, Illinois 60661-3693. The address for Mr. Nason is 567 Rockefeller Road, Lake Forest, Illinois 60045. The address for Ms. Schipper is Fuqua School of Business, Duke University, Durham, North Carolina 27708.

During 1999 the Funds paid fees aggregating $448,500 to board members who were not affiliated with the Advisor. The following table sets forth the total compensation, (including any amounts deferred, as described below) paid by the Trust during the fiscal year ended December 31, 1999 to each of the trustees of the Trust:


                        Aggregate Comp. From
                      ---------------------------------------------------------------------------
                                                                                                   AggregateComp.
                        Liberty      Liberty           Liberty      Liberty        Liberty Acorn   from
Name of Trustee         Acorn Fund   Acorn Int.        Acorn USA    Acorn Twenty   Foreign Forty   Fund Complex
-----------------------------------------------------------------------------------------------------------------------

Irving B. Harris                 65,503         33,822          5,299            870                506        $106,000
Leo A. Guthart                   24,396         12,176          1,928            320                180        $ 39,000
Jerome Kahn, Jr.                 25,659         13,196          2,090            348                207        $ 41,500
Steven N. Kaplan*                 7,493          4,097            669            134                107        $ 12,500
David C. Kleinman                28,746         14,780          2,345            394                235        $ 46,500
James H. Lorie                   25,304         12,235          1,943            323                195        $ 40,000
Charles P. McQuaid                    0              0              0              0                  0               0
Roger S. Meier                   24,387         12,585          1,992            335                201        $ 39,500
Allan B. Muchin                  24,387         12,585          1,992            335                201        $ 39,500
Robert E. Nason                  25,904         13,387          2,124            364                221        $ 42,000
Katherine Schipper               25,904         13,387          2,124            364                221        $ 42,000
Ralph Wanger                          0              0              0              0                  0               0
-----------------------------------------------------------------------------------------------------------------------

*  Elected to the Board of the Trust effective September 28, 1999.

The officers and trustees affiliated with the Advisor serve without any compensation from the Trust. Liberty Acorn has adopted a deferred compensation plan (the "Plan") for its non-interested trustees. Under the Plan, the trustees who are not "interested persons" of Liberty Acorn or Liberty WAM ("participating trustees") may defer receipt of all or a portion of their compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to a participating trustee is credited to a book reserve account as of the business day such compensation would have been paid to such trustee. The deferred compensation accrues income from the date of credit in an amount equal to the amount that would have been earned had such deferred compensation (and all income earned thereon) been invested and reinvested in shares of one or more of the Funds. If a participating trustee retires, such trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to that trustee's beneficiaries. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund's obligations to make payments under the Plan.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Investment Advisor

          Liberty Wanger Asset Management (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), serves as the investment advisor for the Funds and for other institutional accounts. As of June 30, 2000, Liberty WAM had approximately $9 billion under management, including the Funds. Liberty WAM and its predecessor have managed mutual funds, including Liberty Acorn since 1992. WAM was renamed Liberty WAM on September 29, 2000 when it became a wholly owned subsidiary of Liberty Financial Companies ("Liberty Financial").

          As of June 9, 2000, WAM, Wanger Asset Management, Ltd. (WAM's former general partner), Liberty Financial and WAM Acquisition L.P. ("Liberty Sub") entered into an Agreement and Plan of Merger pursuant to which WAM became a wholly owned subsidiary of Liberty Financial. Under the Merger Agreement, Liberty Sub merged with and into WAM. WAM, the surviving entity, was renamed "Liberty Wanger Asset Management, L.P." WAM, under its new name Liberty WAM, continues to be each Fund's investment adviser. The portfolio managers who have managed the Funds continue to manage the Funds after the Merger, following the same investment strategies and objectives currently in place.

WAM has entered into employment agreements with each of the former principals of WAM, including the portfolio managers of each of the Funds. Pursuant to the terms of the employment agreements, these individuals have agreed to remain employees of Liberty WAM until December 31, 2005. The employment agreement of each of the portfolio managers includes an agreement by each of them that they will not, through December 31, 2005 (with certain exceptions) participate in any other investment management business, or solicit any Liberty WAM client or employee to end their relationship with Liberty WAM.

Under its Investment Advisory Agreement with the Funds, the Advisor provides the Fund with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Funds' prospectuses and this SAI. The Advisor is also responsible for effecting all security transactions on behalf of the Funds, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Portfolio Transactions" below). The Management Agreement provides for the payment to the Advisor of the fee described in the Prospectuses.

Under the Management Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

The advisory fees paid to the Advisor by each Fund for the fiscal years ended December 31, 1999, 1998, and 1997 were as follows:

-----------------------------------------------------------------------------------------------------------------------
Fund                                         1999                           1998                      1997
-----------------------------------------------------------------------------------------------------------------------
Liberty Acorn Fund                  $23,436,860                            $24,905,000                    $14,349,000
-----------------------------------------------------------------------------------------------------------------------
Liberty Acorn International         $15,668,082                            $14,124,000                    $16,235,000
-----------------------------------------------------------------------------------------------------------------------
Liberty Acorn USA                   $ 2,805,167                            $ 2,336,000                    $ 1,199,000
-----------------------------------------------------------------------------------------------------------------------
Liberty Acorn Twenty                gross advisory fee: $   503,457        $    25,723*                           ---
                                    exp. reimb:             (23,136)           (12,202)
                                    -------------------------------------  -----------
                                    net advisory fee:   $   480,321        $    13,521
-----------------------------------------------------------------------------------------------------------------------
Liberty Acorn Foreign Forty         gross advisory fee: $   426,095        $    11,674*                           ---
                                    exp. reimb:             (42,270)           (11,875)
                                    -------------------------------------  -----------
                                    net advisory fee:   $   383,825        $      (201)
----------------------------------------------------------------------------------------------------------------------

*         From inception on November 23, 1998.

Portfolio Transactions


The Advisor places the orders for the purchase and sale of the Funds' portfolio securities and options and futures contracts. The Advisor's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Advisor's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Advisor's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Funds may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Advisor's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made annually to the Board of Trustees of the Funds.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for a Fund, the Advisor often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Advisor uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Funds, to such brokers or dealers to ensure the continued receipt of research products or services that the Advisor feels are useful. In certain instances, the Advisor receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Advisor (without prior agreement or understanding, as noted above) through transaction charges generated by transactions by clients (including the Funds) while the portions of the costs attributable to non-research usage of such products or services is paid by the Advisor in cash. No person acting on behalf of the Funds is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Advisor and not all such research products or services are used in connection with the management of the Funds.

With respect to the Funds' purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Advisor may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Advisor's attention, including investment research related to the security and provided to a Fund. Liberty Acorn has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Funds' portfolio securities held by the Funds. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the rules of the National Association of Securities Dealers.

Beginning in October 2002, the Advisor may use the services of AlphaTrade, Inc.
(ATI), a registered broker-dealer subsidiary of the Advisor, when buying or selling equity securities for the Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions the Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the Fund, and will use a clearing broker to settle trades.]

Administration Agreement

Liberty Acorn has a separate administrative services agreement with the Advisor under which the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.05% of each Fund's average daily net assets. Pursuant to that agreement, Liberty WAM provides certain administrative services to each Fund, including: (i) maintaining the books and records, including financial and corporate records, of Liberty Acorn; (ii) supervising the preparation and filing of registration statements, notices, reports, tax returns and other documents;
(iii) overseeing and assisting in the coordination of the performance of administrative and professional services rendered to the Funds by others; (iv) providing administrative office and data processing facilities; (v) developing and implementing procedures to monitor each Fund's compliance with regulatory requirements and with each Fund's investment policies and restrictions; (vi) providing for the services of employees of Liberty WAM who may be appointed as officers of Liberty Acorn; and (vii) providing services to shareholders of the Funds. The Administration Agreement has a one year term. Liberty WAM has the power under the Administration Agreement to delegate some or all of its responsibilities to others, at Liberty WAM's expense. Liberty WAM retains responsibility for any services it delegates. Liberty WAM [has delegated] [expects to delegate] some or all of the services provided pursuant to the Administration Agreement to affiliates of Liberty Financial.

Principal Underwriter

LFD is the principal underwriter of the Fund's shares. LFD has no obligation to buy shares, and purchases shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.

LIBERTY ACORN'S CHARGES AND EXPENSES

The advisory fees the Funds pay to Liberty WAM are calculated daily and paid monthly, at the annual rates shown below:

     Liberty Acorn Fund
                                 Average Daily Net Assets              Rate of Fee
                                 ------------------------             -------------
                                 First $700 million                      0.75%
                                 $700 million to $2 billion              0.70%
                                 In excess of $2 billion                 0.65%

     Liberty Acorn International

                                 Average Daily Net Assets              Rate of Fee
                                 ------------------------             -------------
                                 First $100 million                      1.20%
                                 $100 million to $500 million            0.95%
                                 In excess of $500 million               0.75%

     Liberty Acorn USA
                                 Average Daily Net Assets              Rate of Fee
                                 ------------------------             -------------
                                 First $200 million                      0.95%
                                 In excess of $200 million               0.90%

     Liberty Acorn Twenty
                                                                        Rate of Fee
                                                                       ------------
                                 All assets                              0.90%

     Liberty Acorn Foreign Forty
                                                                        Rate of Fee
                                                                       ------------
                                 All assets                              0.95%

Liberty WAM has undertaken to reimburse Liberty Acorn Twenty and Liberty Acorn Foreign Forty to the extent their ordinary operating expenses exceed 1.35% and 1.45%, respectively of its average annual net assets. This undertaking is voluntary and may be terminated by either Liberty WAM or Liberty Acorn on 30 days' notice to the other.

Liberty Acorn has a separate administrative services agreement with Liberty WAM under which Liberty WAM receives a fee, calculated daily and paid monthly, at the annual rate of 0.05% of each Fund's average daily net assets.

Under the Fund's transfer agency and shareholder servicing agreement, the Funds pay LFS a monthly fee at the annual rate of __________of average daily net assets for the Class A Shares, _________ for the Class B and Class C Shares and __________ for the Class Z Shares, plus certain out-of-pocket expenses.

Ownership of the Fund

At June 30, 2000, the only persons known to own of record or beneficially 5% or more of the outstanding shares of any Fund as of the record date were:

                                                                                                 Percentage of
                                                                         Number of Shares         Outstanding
             Name and Address                         Fund                         ------         Shares Held
             ----------------                         ----                                        -----------
Charles Schwab & Co. Inc./(1)/              Acorn Fund                        15,906,461.56                    7.2%
101 Montgomery Street                       Acorn International               17,664,108.25                   19.4%
San Francisco, CA 94101-4122                Acorn USA                          4,630,050.69                   20.9%
                                            Acorn Twenty                         503,449.54                   10.9%
                                            Acorn Foreign Forty                1,493,183.94                   20.3%

National Financial Services Corp./(1)/      Acorn Fund                        16,600,767.81                    7.5%
P.O. Box 3908                               Acorn International                7,469,676.58                    8.2%
Church Station                              Acorn USA                          2,227,263.52                   10.0%
New York, NY 10008-3908                     Acorn Twenty                         269,707.58                    5.8%
                                            Acorn Foreign Forty                  964,017.06                   13.1%

State of Illinois Deferred                  Acorn Fund                        25,064,454.10                   11.3%
Compensation Plan/(2)/
604 Stratton Office Bldg
Springfield, IL 62706-0001

Irving Harris/(3)/                          Acorn Foreign Forty                 483,049.014                   6.57%
2 N. LaSalle Street
Suite 400
Chicago, IL 60602

(1)    Shares are held of record on behalf of customers, and not beneficially.
(2) Shares are held of record on behalf of plan participants, and not beneficially.
(3) Includes shares over which Mr. Harris has power to vote and dispose, but no economic beneficial interest.

At June 30, 2000, the trustees and officers of Liberty Acorn as a group owned beneficially ____% of the outstanding shares of Liberty Acorn Fund, ____% of the outstanding shares of Liberty Acorn International, ____% of the outstanding shares of Liberty Acorn USA, ____% of the outstanding shares of Liberty Acorn Twenty, and ____% of the outstanding shares of Liberty Acorn Foreign Forty.

12b-1 Plan, Contingent Deferred Sales Charges and Conversion of Shares

Each Fund offers four classes of shares - Class A, Class B, Class C and Class Z. Each Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act for each Class except Class Z. Under the Plan, each Fund pays LFD service and distribution fees at the annual rates described in the Prospectus for that Funds' Class A, Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to LFD and its affiliates (including the Advisor) with respect to the Class A, B and C Shares to the extent that such payments might be construed to be indirect financing of the distribution of those shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a Contingent Deferred Sales Charge (CDSC). Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within three years after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

CODE OF ETHICS

The 1940 Act and rules thereunder require that the Trust and Liberty WAM establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Funds might take advantage of that knowledge for their own benefit. The Trust and Liberty WAM have adopted a Code of Ethics to meet those concerns and legal requirements. Although the Code does not prohibit employees who have knowledge of the investments and investment intentions of the Funds from engaging in personal securities investing, it does regulate such personal securities investing by these employees as a part of the effort by the Trust and WAM to detect and prevent conflicts of interest.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8502, Boston Massachusetts 02266-8502 ("State Street") is the custodian of the assets of the Funds. It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons of the Funds. State Street does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Funds have authorized State Street to deposit certain portfolio securities of the Funds in central depository systems as permitted under federal law. The Funds may invest in obligations of State Street and may purchase or sell securities from or to State Street.

INDEPENDENT AUDITORS

Ernst & Young LLP, located at Sears Tower, 233 South Wacker Drive, Chicago, IL 60606, are the Fund's independent auditors providing audit services, tax return review, other tax consulting services, and assistance and consultation in connection with the review of various SEC filings.

DETERMINATION OF NET ASSET VALUE

The Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time), each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Liberty Acorn Fund, Liberty Acorn International and Liberty Acorn Foreign Forty may invest in securities which are primarily listed on foreign exchanges that are open and allow trading on days on which the Funds do not determine NAV. This may significantly affect the NAV of Liberty Acorn Fund, Liberty Acorn International and Liberty Acorn Foreign Forty's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Funds' Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Fund positions for which there are no such valuations and other assets are valued at a fair value as determined by the Advisor in good faith under the direction of the Funds' Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Funds' NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Funds' Trustees.

HOW TO BUY SHARES

The Prospectuses contain a general description of how investors may buy shares of the Funds and tables of charges. This SAI contains additional information which may be of interest to investors.

The Funds will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to a Fund before the Fund processes that day's transactions. If the FSF fails to transmit before a Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which a Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of a Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Checks presented for the purchase of shares of a Fund which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

Each Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Funds' Prospectuses less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charges.
Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under General Information Regarding Buying and Selling Shares in the Prospectuses. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C or Z shares. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Funds' SAI) to FSFs that agree to promote the sale of shares of the Funds or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Funds' shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

Automatic Investment Plan. (Classes A, B and C only) As a convenience to investors, Class A and Class B shares of any Fund may be purchased through the Automatic Investment Plan. Pre-authorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase Fund shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

Automatic Investment Plan. (Class Z only) As a convenience to investors, Class Z shares of any Fund may be purchased through the Automatic Investment Plan.
Use the automatic investment plan to move money from your financial institution to your Liberty Acorn account. Your financial institution account must be ACH (Automated Clearing House) compatible. You may establish automatic investments on a monthly or quarterly basis for $100 or more per period. Quarterly investments occur in January, April, July and October unless you specify other months. The money will be transferred on or about the 15th of the month unless you designate a different day (must be after the 4th of the month). If the day you select falls on a Saturday, Sunday, holiday or any other day when the New York Stock Exchange (NYSE) is closed for trading, Liberty Acorn will process the transaction on the next business day. You may change or cancel your automatic investment amount or frequency by calling 800-xxx-xxxx at least one week prior to your next scheduled investment date.

Tax-Sheltered Retirement Plans. LFD offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $1,000. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $15 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $15 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling LFS, shareholders, beneficiaries or their FSFs of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B or Class C shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

Rights of Accumulation (Class A and Class B only). Reduced sales charges on Class A, and B shares can be effected by combining a current purchase with prior purchases of shares of the Liberty funds. The applicable sales charge is based on the combined total of:

1.   the current purchase; and
2. the value at the public offering price at the close of business on the previous day of all Liberty fund shares held by the shareholder or donor (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another Liberty fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's or donor's holdings by LFS. The Fund may terminate or amend this Right of Accumulation.

Statement of Intent (Class A only). Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Liberty fund shares held by the shareholder on the date of the Statement in Liberty funds (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Liberty fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period. If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

Reinstatement Privilege. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of a Fund at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Privileges of Employees or Financial Service Firms. Class A shares of the Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A shares of the Funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Funds on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A shares of the Funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which a Fund is included as an investment option in programs involving fee-based compensation arrangements and by participants in certain retirement plans.

Waiver of Contingent Deferred Sales Charges (CDSCs) (Classes B and C shares). CDSCs may be waived on redemptions in the following situations with the proper documentation:

1.   Death. CDSCs may be waived on redemptions within one year following the
     -----
     death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2.   Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions
     --------------------------------
     occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B or C accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3.   Disability. CDSCs may be waived on redemptions occurring within one year
     ----------
     after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4.   Death of a trustee. CDSCs may be waived on redemptions occurring upon
     ------------------
     dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5.   Returns of excess contributions. CDSCs may be waived on redemptions
     -------------------------------
     required to return excess contributions made to retirement plans or IRAs, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6.   Qualified Retirement Plans. CDSCs may be waived on redemptions required to
     --------------------------
     make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Funds or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, Liberty Acorn will delay sending proceeds for up to 15 days in order to protect the Funds against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Funds, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Funds receive the request in proper form. Signatures on some redemption requests must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution, as described in the prospectus. Stock power forms are available from FSFs, LFS, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Funds' shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

Systematic Withdrawal Plan (Class A, B and C shares only)

If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in the Funds designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B and C shares of the under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Funds in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other distributions payable in shares of the Funds rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Funds (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

Liberty Acorn may terminate a shareholder's SWP if the shareholder's Account Balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Funds as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Systematic Withdrawal Plan (Class Z shares only) If a shareholder's account balance is at least $25,000, the shareholder may establish a SWP. This plan allows shareholders to sell a specified dollar amount of shares from their account on a monthly or quarterly basis. The sale takes place on or around the 23/rd/ day of the month (for monthly redemptions) or the 23/rd/ day of January, April, July and October (for quarterly redemptions).

Telephone Redemptions. Telephone redemption privileges are described in the Prospectus.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

[Fast Cash. As a convenience to investors, a shareholder is automatically eligible to redeem up to $100,000 from the shareholder's account in a 30-day period and have it mailed to the shareholder's address of record. This service is not available within 30 days of an address change. Shareholders wishing to avail themselves of this service, should complete the appropriate section of the Application.]

HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made at any time from any other continuously offered fund distributed by LFD into shares of the same class of a Fund. The Class A and B shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD (with certain exceptions) on the basis of the NAVs per share at the time of exchange and only once per twelve-month period measured from the time the account was opened. The Class C shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD but only one "roundtrip" exchange of such Class may be made per three-month period, measured from the date of the initial purchase. The Class Z shares of the Funds may be exchanged for the Class A or Class Z shares of any other fund distributed by LFD (with certain exceptions). The prospectus of each fund distributed by LFD describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds distributed by LFD are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Liberty fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

An exchange is generally a sale transaction for federal income tax purposes and may result in capital gain or loss. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

Liberty Acorn may suspend shareholders' right of redemption or postpone payment for more than seven days (i) if the Exchange is closed for other than customary weekends or holidays, (ii) during certain periods when trading on the Exchange is restricted, (iii) during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of its net assets, or (v) during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trust's Trustees. The Declaration provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular Fund incurring financial loss on account of another Fund is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other Fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History," Liberty Acorn will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders for the purpose of electing trustees. Trustees may be removed from office, with or without cause, by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all Funds would vote together, irrespective of Fund, on the election of Trustees or the selection of independent accountants, but each Fund would vote separately from the others on other matters, such as changes in the investment policies of that Fund or the approval of the management agreement for that Fund.

PERFORMANCE MEASURES AND INFORMATION

Total Return

Standardized total return and average annual total return. Total return on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a given period. Total return percentage may be calculated by dividing the value of a share at the end of a given period by the value of the share at the beginning of the period and subtracting one. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of each Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of each Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding. For example, the Total Return and Average Total Return on a $1,000 investment in Class Z shares of each Fund for the following periods ended December 31, 1999 were:


LIBERTY ACORN FUND
------------------                                         Average Annual
                                     Total Return            Total Return
                                    --------------         --------------

1 year............................      33.38%                33.38%
5 years...........................     161.63%                21.21%

     10 years..........................     383.77%                17.06%
     Life of Fund (inception 6/10/70)..  10,672.60%                17.14%


     LIBERTY ACORN INTERNATIONAL
     ---------------------------                               Average Annual
                                          Total Return          Total Return
                                         --------------        --------------

     1 year............................      79.19%                79.19%
     3 years...........................     107.22%                27.49%
     5 years...........................     172.34%                22.19%
     Life of Fund (inception 9/23/92)..     317.61%                21.73%


     LIBERTY ACORN USA
     -----------------                                          Average Annual
                                          Total Return           Total Return
                                         --------------        ---------------

     1 Year............................      23.02%                23.02%
     3 Years...........................      72.18%                19.86%
     Life of Fund (inception 9/4/96)...     100.59%                23.33%


     LIBERTY ACORN TWENTY
     --------------------
                                                                Average Annual
                                          Total Return           Total Return
                                         --------------        ---------------

     1 Year............................      29.30%                29.30%
     Life of Fund (inception 11/23/98).      38.48%                34.44%


     LIBERTY ACORN FOREIGN FORTY
     ---------------------------
                                                                Average Annual
                                          Total Return           Total Return
                                         --------------        ---------------

     1 Year............................      81.60%                81.60%
     Life of Fund (inception 11/23/98).      99.75%                87.58%

Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. The performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

For example, the Average Total Return on a $1,000 investment in Class Z shares of each Fund restated to reflect the effects of charges of the Class A, Class B and Class C shares, respectively, for the following periods ended December 31, 1999 are:

                                                                Average Annual
     LIBERTY ACORN USA                    Total Return           Total Return
     -----------------                   --------------        ---------------


     1 Year............................
     5 years...........................
     10 years..........................
     Life of Fund (inception 6/10/70)..

                                                               Average Annual
     LIBERTY ACORN INTERNATIONAL          Total Return          Total Return
     ---------------------------         --------------        --------------


     1 year............................
     3 years...........................
     5 years...........................
     Life of Fund (inception 9/23/92)..

                                                                Average Annual
     LIBERTY ACORN USA                    Total Return           Total Return
     -----------------                   --------------        ---------------


     1 Year............................
     3 Years...........................
     Life of Fund (inception 9/4/96)...

                                                                Average Annual
     LIBERTY ACORN TWENTY                 Total Return           Total Return
     --------------------                --------------        ---------------


     1 Year............................
     Life of Fund (inception 11/23/98).

                                                                Average Annual
     LIBERTY ACORN FOREIGN FORTY          Total Return           Total Return
     ---------------------------         --------------        ---------------


     1 Year............................
     Life of Fund (inception 11/23/98).

Tax-Related Illustrations.

The Funds may also quote after tax total returns and tax efficiency. After-tax returns show the Funds' annualized after-tax total returns for the time period specified. After-tax returns with redemptions show the Funds' annualized after-tax total return for the time period specified plus the tax effects of selling your shares of the Funds at the end of the period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the actual historical maximum tax rate. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Funds. State and local taxes are ignored.

Tax Efficiency is derived by dividing after-tax returns by pretax returns. The highest possible score would be 100%, which would apply to a Fund that had no taxable distributions. Because many interrelated factors affect tax efficiency, it is difficult to predict tax efficiency.

Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax-effects and are not predictive of future tax effects.

As of December 31, 1999, the After-Tax Average Annual Total Return on a $1,000 investment in Class Z shares of each Fund for the following periods were:


LIBERTY ACORN FUND
------------------                                   After-tax With
                                       After-tax       Redemption
                                      -----------    ---------------
1 Year............................       28.54%           24.08%
5 Years...........................       18.14%           16.80%
10 Years..........................       14.72%           13.78%

LIBERTY ACORN FUND'S TAX EFFICIENCY
-----------------------------------

1 Year............................       85.50%
5 Years...........................       85.53%
10 Years..........................       86.28%


LIBERTY ACORN INTERNATIONAL
---------------------------                           After-tax With
                                       After-tax        Redemption
                                      ----------     ----------------
1 year............................       77.00%           49.13%
5 years...........................       21.18%           18.42%
Life of Fund (inception 9/23/92)..       20.98%           18.58%


LIBERTY ACORN INTERNATIONAL'S TAX EFFICIENCY
--------------------------------------------

1 Year............................       97.23%
5 Years...........................       95.45%
Life of Fund (inception 9/23/92)..       96.55%

     LIBERTY ACORN USA
     -----------------                                   After-tax With
                                             After-tax     Redemption
                                             ---------   --------------
     1 year.................................   21.01%        15.61%
     3 years................................   18.17%        15.90%
     Life of Fund (inception 9/4/96)........   21.17%        18.94%

     LIBERTY ACORN USA'S TAX EFFICIENCY
     ----------------------------------

     1 Year.................................   91.27%
     3 Years................................   91.49%
     Life of Fund (inception 9/4/96)........   90.74%

     LIBERTY ACORN TWENTY
     --------------------
                                                          After-tax With
                                             After-tax      Redemption
                                             ---------    --------------

     1 year.................................   28.75%        17.70%
     Life of Fund (inception 11/23/98)......   33.68%        27.17%

     LIBERTY ACORN TWENTY'S TAX EFFICIENCY
     -------------------------------------

     1 Year.................................   98.12%
     Life of Fund (inception 11/23/98)......   97.79%

     LIBERTY ACORN FOREIGN FORTY
     ---------------------------
                                                         After-tax With
                                             After-tax     Redemption
                                             ---------   --------------

     1 year.................................   81.43%        49.26%
     Life of Fund (inception 11/23/98)......   86.70%        69.80%


     LIBERTY ACORN FOREIGN FORTY'S TAX EFFICIENCY
     --------------------------------------------

     1 Year.................................   99.79%
     Life of Fund (inception 11/23/98)......   99.00%

Performance results reflect any voluntary fee waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these fee waivers or expense reimbursements, performance results would have been lower.

The Funds [that have been in operation at least three years] may also use statistics to indicate volatility or risk. The premise of each of these measures is that greater volatility connotes greater risk undertaken in achieving performance. The Funds may quote the following measures of volatility:

Beta.  Beta is the volatility of a fund's total return relative to the movements
----
of a benchmark index. A beta greater than one indicates volatility greater than the index, and a beta of less than one indicates a volatility less than the index.

R-squared.  R-squared reflects the percentage of a fund's price movements that
---------
are explained by movements in the benchmark index. An R-squared of 1.00 indicates that all movements of a fund's price are completely explained by movements in the index. Generally, a higher R-squared will indicate a more reliable beta figure.

Alpha.  Alpha is a measure used to discuss a fund's relative performance.  Alpha
-----
measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return of a fund is based on how historical movements of the benchmark index and historical performance of a fund compare to the benchmark index. The expected return is computed by multiplying the advance or decline in a market represented by a fund's beta. A positive alpha quantifies the value that a fund manager has added and a negative alpha quantifies the value that a fund manager has lost.

Standard deviation.  Standard deviation quantifies the volatility in the returns
------------------
of a Fund by measuring the amount of variation in the group of returns that make up a Fund's average return. Standard deviation is generally calculated over a three or five year period using monthly returns and modified to present on annualized standard deviation.

Sharpe ratio.  A Fund's Sharpe ratio quantifies its total return in excess of
------------
the return of a guaranteed investment (90 day U.S. treasury bills), relative to its volatility as measured by its standard deviation. The higher a Fund's Sharpe ratio, the better a Fund's returns have been relative to the amount of investment risk it has taken.

Beta and R-squared are calculated by performing a least squares linear regression using three years of monthly total return figures for each portfolio and benchmark combination. Alpha is calculated by taking the difference between the average monthly portfolio return and the beta-adjusted average monthly benchmark return. The result of this calculation is then geometrically annualized.

As of December 31, 1999, some statistics for the Class Z shares of the Funds are as follows:

                                                 R/2/     Beta     Alpha
                                                  --      ----     ------
     Liberty Acorn Fund
     ------------------
                         vs. S&P 500             0.61     0.87     -2.26%
                         vs. Russell 2000        0.92     0.83      6.50%

     Liberty Acorn International
     ---------------------------
                         vs. EMI Ex U.S.         0.63     1.01     14.43%
                         vs. EAFE                0.56     0.83     10.95%

Other measures of volatility and relative performance may be used as appropriate. All such measures will fluctuate and do not represent future results.

Performance Depictions and Comparisons. In advertising and sales literature, each Fund's performance may be compared with those of market indexes and other mutual funds. In addition to the performance information described above, a Fund might use comparative performance as computed in a ranking or rating determined by Lipper, Inc., an independent service that monitors the performance of mutual funds, Morningstar, Incorporated or another service.

Each Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor or LFD to be reputable, and publications in the press pertaining to the Fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment

Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index, Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

General. From time to time, each Fund may discuss or quote its current portfolio manager(s) as well as other investment personnel, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for a Fund; a Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Funds may note their mention or recognition in newsletters, newspapers, magazines, or other media. Portfolio managers and other members of the Advisor's staff may make presentations at conferences or trade shows, appear on television or radio programs, or conduct or participate in telephone conference calls, and the Funds may announce those presentations, appearances or calls to some or all shareholders, or to potential investors in the Funds. Biographical and other information about a Fund's portfolio manager, including information about awards received by that portfolio manager or mentions of the manager in the media, may also be described or quoted in Fund advertisements or sales literature.

Each Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, each Fund may also discuss or quote the views of LFD, the Advisor, and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

     Appendix I - Description of Bond Ratings

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of debt securities in which the Funds invest should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

Moody's Ratings

     Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

     Aa--Bonds rated Aa are judged to be high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

     A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P Ratings

     AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

     AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

     BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                           PART C  OTHER INFORMATION


Item 23   Exhibits:
          --------

  a.1     Agreement and declaration of trust(1).

  a.2     Form of Amendment No. 1 to Agreement and declaration of trust.

  b. Bylaws, as amended October 24, 1997 (exhibit 2.3 to post-effective amendment no. 60)(2).

  c.1     Specimen share certificate- Acorn Fund(3).

  c.2 Specimen share certificate- Acorn International (exhibit 4.2 to post-effective amendment no. 54)(3).

  c.3     Specimen share certificate- Acorn USA(4).

  c.4     Specimen shares certificates- Acorn Twenty and Acorn Foreign Forty(6).

  c.5 Form of Specimen share certificates for Class A shares of Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty.

  d.1 Investment Advisory Agreement among Acorn Fund, Acorn International, Acorn USA and Wanger Asset Management, L.P., dated January 1, 1998(5).

  d.2 Administration Agreement among Acorn Fund, Acorn International, Acorn USA and Wanger Asset Management, L.P., dated January 1, 1998 (exhibit 5.2 to post-effective amendment no. 61)(5).

  d.3 Organizational Expenses Agreement between Acorn Investment Trust and Wanger Asset Management, L.P., dated September 3, 1996 (exhibit 5.3 to post-effective amendment no. 61)(5).

  d.4 Supplement to the Investment Advisory Agreement among Acorn Investment Trust and Wanger Asset Management, L.P. relating to Acorn Twenty and Acorn Foreign Forty dated August 17, 1998 (exhibit d.4 to post-effective amendment no. 64) (7).

  d.5 Amendment to the Administrative Agreement between Acorn Investment Trust and Wanger Asset Management, L.P. relating to Acorn Twenty and Acorn Foreign Forty, dated August 17, 1998 (exhibit d.5 to post-effective amendment no. 64) (7).

  d.6 Form of Investment Advisory Agreement between Liberty Acorn Investment Trust (on behalf of Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty) and Liberty Wanger Asset Management, L.P., to be dated September 29, 2000.

  d.7 Form of Administration Agreement between Liberty Acorn Investment Trust (on behalf of Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty) and Liberty Wanger Asset Management, L.P., to be dated September 29, 2000.

  e.1 Distribution Agreement between Acorn Investment Trust and WAM Brokerage Services, L.L.C. dated January 1, 1998 (exhibit 6 to post-effective amendment no. 61)(5).

  e.2 Amendment to the Distribution Agreement between Acorn Investment Trust and WAM Brokerage Services, L.L.C., relating to Acorn Twenty and Acorn Foreign Forty dated August 17, 1998 (exhibit e.2 to post-effective amendment no. 64) (7).

  e.3 Form of Distribution Agreement between Liberty Acorn Investment Trust and Liberty Funds Distributor, Inc. to be dated September 29, 2000.

  f.      None

  g.1 Custodian contract between the Registrant and State Street Bank and Trust Company dated July 1, 1992 (exhibit 8.1 to post-effective amendment no. 60)(1).

  g.2 Letter agreement applying custodian contract relating to Acorn International (exhibit 8.2 to post-effective amendment no. 60)(1).

  g.3 Letter agreement applying custodian contract (exhibit 8.1) relating to Acorn USA (exhibit no. 8.3 to post-effective amendment no. 61)(5).

  g.4 Letter agreement applying custodian contract and transfer agency and service agreement (exhibit 8.1) relating to Acorn Twenty and Acorn Foreign Forty, dated August 17, 1998 (exhibit g.4 to post-effective amendment no. 64)(7).

  h.1 Transfer Agency and Service Agreement between Acorn Investment Trust and State Street Bank and Trust Company dated July 1, 1999 (exhibit h to post-effective amendment no. 65) (8).

  h.2 Form of Transfer Agent and Service Agreement between Liberty Acorn Trust and Liberty Funds Services, Inc., to be dated September 29, 2000.

  i.      Consent of Bell, Boyd & Lloyd LLC.

  j.      Consent of Ernst & Young LLP.

  k.      None.

  l.      None.

  m.1     Form of Rule 12b-1 Distribution Plan to be dated September 29, 2000.

  m.2 Form of Rule 12b-1 Plan Implementing Agreement to be dated September 29, 2000.

  n.      Form of Plan Pursuant to Rule 18f-3(d) to be dated September 29,
            2000.

  p.1 Code of Ethics, as amended effective March 15, 2000 (exhibit p.1 to post-effective amendment 65)(8).

  p.2 Code of Ethics for Non-Interested Board Members, as amended May 25, 1999 (exhibit p.2 to post-effective amendment 65)(8).

_______________________
(1) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 53 to the registrant's registration statement, Securities Act file number 2-34223 (the "Registration Statement"), filed on April 30, 1996.

(2) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 60 to the Registration Statement, filed on December 30, 1997.

(3) Previously filed. Incorporated by reference to exhibit 4.1 filed in post-effective amendment No. 54 to the Registration Statement, filed on June 18, 1996.

(4) Previously filed. Incorporated by reference to exhibit 4.3 filed in post-effective amendment No. 55 to the Registration Statement, filed on September 3, 1996.

(5) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 61 to the Registration Statement filed on April 30, 1998.

(6) Previously filed. Incorporated by reference to exhibit 4.4 filed in post-effective amendment No. 62 to the Registration Statement, filed on June 3, 1998.

(7) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 64 to the Registration Statement filed on February 26, 1999.

(8) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 65 to the Registration Statement filed on May 1, 2000.

Item 24.  Persons Controlled By or Under Common Control with Registrant
          -------------------------------------------------------------

     The Registrant does not consider that there are any persons directly or indirectly controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption "Managing the Fund - Investment Advisor" and in the statement of additional information under the caption "Management of the Trust - Investment Advisor" is incorporated by reference.

Item 25.  Indemnification
          ---------------

     Article VIII of the Agreement and Declaration of Trust of the Registrant (exhibit a.1) provides in effect that Registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Registrant, its trustees and officers, its investment adviser and persons affiliated with them are insured under a policy of insurance maintained by Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     The information in the prospectus under the caption "Managing the Fund - Investment Advisor" is incorporated by reference. Neither Wanger Asset Management, L.P. nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.

Item 27.    Principal Underwriters
            ----------------------

     WAM Brokerage Services, L.L.C. also acts as principal underwriter for Wanger Advisors Trust.

     Name and Principal   Positions and Offices         Positions and Offices
     Business Address*    With Underwriter              With Registrant
     ------------------   ----------------------------  -----------------------
     Bruce H. Lauer       President                     Vice President,
                                                        Assistant Secretary and
                                                        Treasurer

     Marilyn Morrison     Vice President and Secretary

The principal business of each officer of WAM Brokerage Services, L.L.C. is 227
   West Monroe Street, Suite 3000, Chicago, Illinois 60606.


Item 28.  Location of Accounts and Records
          --------------------------------

          Bruce H. Lauer, Vice President, Assistant Secretary and Treasurer Acorn Investment Trust
          227 West Monroe Street, Suite 3000
          Chicago, Illinois 60606

Item 29.  Management Services
          -------------------

          None

Item 30.  Undertakings
          ------------

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in Chicago, Illinois on July 31, 2000.

                                    ACORN INVESTMENT TRUST
                                    By /s/ Ralph Wanger
                                       -----------------------
                                       Ralph Wanger, President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

     Name                    Title                               Date
     ----                    -----                               ----

/s/ Irving B. Harris       Trustee and chairman       )
-------------------------                             )
Irving B. Harris                                      )
                                                      )
/s/ Leo A. Guthart         Trustee                    )
-------------------------                             )
Leo A. Guthart                                        )
                                                      )
/s/ Jerome Kahn, Jr.       Trustee                    )
-------------------------                             )
Jerome Kahn, Jr.                                      )
                                                      )
/s/ Steven N. Kaplan       Trustee                    )
-------------------------                             )
Steven N. Kaplan                                      )
                                                      )
/s/ David C. Kleinman      Trustee                    )
-------------------------                             )
David C. Kleinman                                     )
                                                      )
/s/ James H. Lorie         Trustee                    )
-------------------------                             )
James H. Lorie                                        )
                                                      )
/s/ Charles P.  McQuaid    Trustee                    )       July 31, 2000
-------------------------                             )
Charles P. McQuaid                                    )
                                                      )
/s/ Roger S. Meier         Trustee                    )
-------------------------                             )
Roger S. Meier                                        )
                                                      )
/s/ Allan B. Muchin        Trustee                    )
-------------------------                             )
Allan B. Muchin                                       )
                                                      )
/s/ Robert E. Nason        Trustee                    )
-------------------------                             )
Robert E. Nason                                       )
                                                      )
/s/ Katherine Schipper     Trustee                    )
-------------------------                             )
Katherine Schipper                                    )
                                                      )
/s/ Ralph Wanger           Trustee and President      )
-------------------------                             )
Ralph Wanger               (principal executive       )
                           officer)                   )
                                                      )
/s/ Bruce H. Lauer         Treasurer (principal       )
-------------------------                             )
Bruce H. Lauer             financial and accounting   )
                           officer)                   )

                  Index of Exhibits Filed with this Amendment
                  -------------------------------------------


Exhibit
Number                                Exhibit
------                                -------

a.2            Form of Amendment No. 1 to Agreement and Declaration of Trust.

c.5 Form of Specimen share certificates for Class A shares of Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty.

d.6 Form of Investment Advisory Agreement between Liberty Acorn Trust and Liberty Wanger Asset Management to be dated September 29, 2000.

d.7 Form of Administration Agreement between Liberty Acorn Trust and Liberty Wanger Asset Management to be dated September 29, 2000.

e.3 Form of Distribution Agreement between Liberty Acorn Trust and Liberty Wanger Asset Management to be dated September 29, 2000.

h.2 Form of Transfer Agency and Service Agreement between Liberty Acorn Investment Trust and Liberty Funds Services, Inc. to be dated September 29, 2000.

i.             Consent of Bell, Boyd & Lloyd LLC.

j.             Consent of Ernst & Young LLP.

m.1            Form of Rule 12b-1 Distribution Plan to be dated September 29,
               2000.

m.2            Form of Rule 12b-1 Plan Implementing Agreement to be dated
               September 29, 2000.

n. Form of Plan pursuant to Rule 18f-3(d) to be dated September 29, 2000.